Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession numbers of the previous related submissions are as follows:

0000927730-12-000179

Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.73	$9.39	N/A	N/A	N/A	N/A
End of period	$9.68	$10.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$21.16	$19.29	$14.70	$25.54	$23.92	$23.49
End of period	$20.75	$21.16	$19.29	$14.70	$25.54	$23.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	$14.00	$12.86	$9.87	$16.63	$16.99	$15.54
End of period	$13.51	$14.00	$12.86	$9.87	$16.63	$16.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$23.41	$17.73	$13.44	$22.38	$20.51	$17.54
End of period	$22.26	$23.41	$17.73	$13.44	$22.38	$20.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.32	$7.74	$6.11	$9.83	N/A	N/A
End of period	$7.99	$8.32	$7.74	$6.11	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$10.36	$9.46	$7.31	$10.69	N/A	N/A
End of period	$10.34	$10.36	$9.46	$7.31	N/A	N/A
Accumulation units outstanding at the end of period	-	-	232	233	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.85	$9.60	$7.38	$11.34	$12.41	$10.83
End of period	$11.22	$11.85	$9.60	$7.38	$11.34	$12.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.74	$17.88	$16.09	$17.43	$16.74	$16.43
End of period	$19.38	$18.74	$17.88	$16.09	$17.43	$16.74
Accumulation units outstanding at the end of period	-	-	-	-	92	89

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.00	$11.51	N/A	N/A	N/A	N/A
End of period	$12.07	$13.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.70	$12.53	$9.40	$16.35	$15.30	$12.82
End of period	$12.42	$13.70	$12.53	$9.40	$16.35	$15.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$11.12	$9.73	$8.04	$13.26	$11.77	$11.21
End of period	$10.10	$11.12	$9.73	$8.04	$13.26	$11.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$11.10	$10.60	$8.36	$15.48	$14.20	N/A
End of period	$9.41	$11.10	$10.60	$8.36	$15.48	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.60	$14.93	$14.79	$14.26	$13.77	$13.70
End of period	$16.68	$15.60	$14.93	$14.79	$14.26	$13.77
Accumulation units outstanding at the end of period	-	-	55	222	-	-

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$17.10	$14.27	$10.50	$17.67	$18.64	$16.72
End of period	$15.70	$17.10	$14.27	$10.50	$17.67	$18.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$12.26	$10.25	$6.89	$10.92	$11.55	$10.57
End of period	$12.99	$12.26	$10.25	$6.89	$10.92	$11.55
Accumulation units outstanding at the end of period	-	-	-	17	724	1,192

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.87	$11.52	$11.19	$11.08	$10.70	$10.60
End of period	$12.38	$11.87	$11.52	$11.19	$11.08	$10.70
Accumulation units outstanding at the end of period	-	-	-	-	518	806

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.82	$4.04	$3.30	$5.62	$5.54	$4.18
End of period	$4.54	$4.82	$4.04	$3.30	$5.62	$5.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$9.91	$8.29	$6.40	$9.57	$10.67	$9.66
End of period	$10.27	$9.91	$8.29	$6.40	$9.57	$10.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.35	$6.05	$5.37	$10.21	$10.39	$8.24
End of period	$8.44	$7.35	$6.05	$5.37	$10.21	$10.39
Accumulation units outstanding at the end of period	-	-	-	22	639	1,208

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.44	$5.91	$5.05	$10.24	$11.69	N/A
End of period	$6.63	$6.44	$5.91	$5.05	$10.24	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.66	$6.03	$5.22	$10.87	$13.52	$11.70
End of period	$5.65	$6.66	$6.03	$5.22	$10.87	$13.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$12.43	$11.13	$8.73	$17.41	$16.10	$11.80
End of period	$11.10	$12.43	$11.13	$8.73	$17.41	$16.10
Accumulation units outstanding at the end of period	-	-	-	14	469	891

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$10.16	$10.05	$8.54	$11.42	$10.91	$10.54
End of period	$10.97	$10.16	$10.05	$8.54	$11.42	$10.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.78	$13.26	$10.54	$18.96	$17.65	$14.44
End of period	$11.77	$13.78	$13.26	$10.54	$18.96	$17.65
Accumulation units outstanding at the end of period	-	-	139	139	704	921

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.31	$9.04	$7.48	$13.38	$13.55	$11.72
End of period	$9.83	$10.31	$9.04	$7.48	$13.38	$13.55
Accumulation units outstanding at the end of period	-	-	2,265	2,294	2,245	1,753

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$10.43	$9.14	$7.00	$12.30	$10.61	$10.41
End of period	$10.35	$10.43	$9.14	$7.00	$12.30	$10.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	$7.96	$7.99	N/A	N/A	N/A	N/A
End of period	$5.90	$7.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$27.46	$23.68	$20.26	$33.50	$25.44	$21.63
End of period	$27.60	$27.46	$23.68	$20.26	$33.50	$25.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$8.03	$7.40	$6.35	$12.95	$12.67	$12.43
End of period	$6.61	$8.03	$7.40	$6.35	$12.95	$12.67
Accumulation units outstanding at the end of period	-	-	-	19	453	876

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$15.07	$12.30	$9.16	$15.07	$14.41	$13.50
End of period	$14.36	$15.07	$12.30	$9.16	$15.07	$14.41
Accumulation units outstanding at the end of period	-	-	166	167	543	593

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.75	$8.75	$7.14	$11.76	$11.52	$10.28
End of period	$9.63	$9.75	$8.75	$7.14	$11.76	$11.52
Accumulation units outstanding at the end of period	-	-	216	217	1,904	2,611

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$11.01	$9.37	N/A	N/A	N/A	N/A
End of period	$9.89	$11.01	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$11.32	$10.10	$9.89	$16.95	$19.44	$18.24
End of period	$11.17	$11.32	$10.10	$9.89	$16.95	$19.44
Accumulation units outstanding at the end of period	-	-	-	13	374	586

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.55	$11.02	$8.88	$14.03	$14.72	$12.87
End of period	$12.61	$13.55	$11.02	$8.88	$14.03	$14.72
Accumulation units outstanding at the end of period	-	-	167	168	570	580

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$6.07	$5.56	$3.49	$6.33	$5.68	$5.33
End of period	$5.89	$6.07	$5.56	$3.49	$6.33	$5.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.70	$9.82	$8.79	$17.19	$14.78	$15.40
End of period	$8.77	$11.70	$9.82	$8.79	$17.19	$14.78
Accumulation units outstanding at the end of period	-	-	219	201	205	948

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$10.48	$9.34	$7.74	$13.89	$12.89	$11.80
End of period	$9.83	$10.48	$9.34	$7.74	$13.89	$12.89
Accumulation units outstanding at the end of period	-	-	2,028	2,027	2,903	4,178

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.38	$11.02	$8.12	$14.10	$13.63	$11.97
End of period	$11.06	$12.38	$11.02	$8.12	$14.10	$13.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.12	$11.56	N/A	N/A	N/A	N/A
End of period	$13.18	$12.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.54	$14.84	$13.21	$13.51	$12.83	$12.73
End of period	$15.86	$15.54	$14.84	$13.21	$13.51	$12.83
Accumulation units outstanding at the end of period	-	-	87	11	358	775

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$13.26	$11.78	$8.27	$12.27	$12.75	$11.85
End of period	$13.51	$13.26	$11.78	$8.27	$12.27	$12.75
Accumulation units outstanding at the end of period	-	-	-	-	119	121

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$14.93	$13.06	$9.28	$18.06	$19.66	$17.87
End of period	$13.77	$14.93	$13.06	$9.28	$18.06	$19.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$10.47	$9.56	N/A	N/A	N/A	N/A
End of period	$11.27	$10.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$10.52	$9.45	N/A	N/A	N/A	N/A
End of period	$10.91	$10.52	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$12.63	$11.08	$8.69	$14.67	$13.80	$12.27
End of period	$11.70	$12.63	$11.08	$8.69	$14.67	$13.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.07	$10.46	$9.47	$11.28	$10.90	$10.38
End of period	$11.11	$11.07	$10.46	$9.47	$11.28	$10.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$12.90	$11.41	$9.15	$14.55	$13.75	$12.37
End of period	$12.16	$12.90	$11.41	$9.15	$14.55	$13.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.57	$10.68	$9.25	$12.06	$11.50	$10.70
End of period	$11.35	$11.57	$10.68	$9.25	$12.06	$11.50
Accumulation units outstanding at the end of period	-	4,377	4,762	5,205	5,597	5,951

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.91	$11.72	$9.75	$13.82	$13.07	$11.97
End of period	$12.41	$12.91	$11.72	$9.75	$13.82	$13.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$9.38	$8.76	N/A	N/A	N/A	N/A
End of period	$8.64	$9.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$24.63	$21.67	$15.51	$27.89	$26.02	$23.50
End of period	$23.69	$24.63	$21.67	$15.51	$27.89	$26.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$40.01	$32.14	$22.49	$38.93	$34.12	$32.82
End of period	$38.38	$40.01	$32.14	$22.49	$38.93	$34.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.93	$9.91	$9.46	$10.33	$10.13	N/A
End of period	$9.80	$9.93	$9.91	$9.46	$10.33	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	$12.86	$11.40	$8.55	$14.75	$15.02	$12.86
End of period	$12.26	$12.86	$11.40	$8.55	$14.75	$15.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$23.39	$21.68	$18.61	$24.12	$23.05	$20.84
End of period	$23.52	$23.39	$21.68	$18.61	$24.12	$23.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.57	$10.86	$11.14	$11.20	$10.99	$10.80
End of period	$10.29	$10.57	$10.86	$11.14	$11.20	$10.99
Accumulation units outstanding at the end of period	-	-	66	2,620	127	197

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$18.01	$16.27	$13.48	$20.78	$19.79	$16.82
End of period	$17.17	$18.01	$16.27	$13.48	$20.78	$19.79
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.73	N/A	N/A	N/A	N/A	N/A
End of period	$9.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,027	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$10.29	$9.69	$8.13	$11.65	$11.09	$10.28
End of period	$9.54	$10.29	$9.69	$8.13	$11.65	$11.09
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	$13.99	$12.85	$9.86	$16.62	$16.98	$15.53
End of period	$13.50	$13.99	$12.85	$9.86	$16.62	$16.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$23.39	$17.71	$13.43	$22.36	$20.50	$17.54
End of period	$22.24	$23.39	$17.71	$13.43	$22.36	$20.50
Accumulation units outstanding at the end of period	-	217	-	-	-	-

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.85	$9.60	$7.38	$11.34	$12.41	$10.83
End of period	$11.22	$11.85	$9.60	$7.38	$11.34	$12.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.72	$17.87	$16.08	$17.42	$16.73	$16.42
End of period	$19.36	$18.72	$17.87	$16.08	$17.42	$16.73
Accumulation units outstanding at the end of period	-	452	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.00	N/A	N/A	N/A	N/A	N/A
End of period	$12.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	823	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$12.26	$10.13	$7.84	$12.61	$12.60	$11.19
End of period	$11.16	$12.26	$10.13	$7.84	$12.61	$12.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.62	$10.19	$7.90	$12.62	$15.26	$11.49
End of period	$10.60	$11.62	$10.19	$7.90	$12.62	$15.26
Accumulation units outstanding at the end of period	937	-	-	-	-	-

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$11.12	$9.73	$8.04	$13.25	$11.76	$11.20
End of period	$10.10	$11.12	$9.73	$8.04	$13.25	$11.76
Accumulation units outstanding at the end of period	1,230	815	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$13.80	$11.23	$8.56	$14.59	$13.46	$12.08
End of period	$13.25	$13.80	$11.23	$8.56	$14.59	$13.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$11.09	$10.59	$8.36	$15.47	$14.20	$11.05
End of period	$9.41	$11.09	$10.59	$8.36	$15.47	$14.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$20.19	$16.52	$11.87	$21.95	$20.89	$19.15
End of period	$18.50	$20.19	$16.52	$11.87	$21.95	$20.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.59	$14.92	$14.78	$14.25	$13.77	$13.70
End of period	$16.67	$15.59	$14.92	$14.78	$14.25	$13.77
Accumulation units outstanding at the end of period	-	1,817	-	-	-	-

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$17.09	$14.26	$10.49	$17.66	$18.63	$16.71
End of period	$15.69	$17.09	$14.26	$10.49	$17.66	$18.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$12.25	$10.24	$6.88	$10.91	$11.54	$10.56
End of period	$12.98	$12.25	$10.24	$6.88	$10.91	$11.54
Accumulation units outstanding at the end of period	-	480	-	-	-	-

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.86	$11.51	$11.18	$11.08	$10.70	$10.60
End of period	$12.37	$11.86	$11.51	$11.18	$11.08	$10.70
Accumulation units outstanding at the end of period	-	2,836	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.81	$4.03	$3.30	$5.62	$5.53	N/A
End of period	$4.53	$4.81	$4.03	$3.30	$5.62	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$9.90	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.34	$6.05	$5.36	$10.21	$10.38	$8.23
End of period	$8.43	$7.34	$6.05	$5.36	$10.21	$10.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.44	$5.91	$5.04	$10.24	$11.69	N/A
End of period	$6.63	$6.44	$5.91	$5.04	$10.24	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.65	$6.02	$5.22	$10.86	$13.50	$11.69
End of period	$5.64	$6.65	$6.02	$5.22	$10.86	$13.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$12.42	$11.12	$8.72	$17.40	$16.09	$11.80
End of period	$11.09	$12.42	$11.12	$8.72	$17.40	$16.09
Accumulation units outstanding at the end of period	896	893	-	-	-	-

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	$10.12	N/A	N/A	N/A	N/A	N/A
End of period	$10.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,960	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$10.15	$10.04	$8.53	$11.41	$10.90	$10.54
End of period	$10.96	$10.15	$10.04	$8.53	$11.41	$10.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.78	$13.25	$10.53	$18.95	$17.64	$14.43
End of period	$11.77	$13.78	$13.25	$10.53	$18.95	$17.64
Accumulation units outstanding at the end of period	1,477	950	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.30	$9.04	$7.48	$13.38	$13.55	$11.71
End of period	$9.82	$10.30	$9.04	$7.48	$13.38	$13.55
Accumulation units outstanding at the end of period	-	-	-	-	4,298	4,298

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$9.16	$8.28	$6.17	$11.76	$10.64	N/A
End of period	$8.04	$9.16	$8.28	$6.17	$11.76	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$10.42	$9.14	$7.00	$12.30	$10.61	$10.41
End of period	$10.35	$10.42	$9.14	$7.00	$12.30	$10.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$27.43	$23.66	$20.25	$33.47	$25.42	$21.62
End of period	$27.58	$27.43	$23.66	$20.25	$33.47	$25.42
Accumulation units outstanding at the end of period	360	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$8.02	$7.40	$6.34	$12.94	$12.66	$12.43
End of period	$6.60	$8.02	$7.40	$6.34	$12.94	$12.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$15.06	$12.30	$9.15	$15.06	$14.41	$13.49
End of period	$14.35	$15.06	$12.30	$9.15	$15.06	$14.41
Accumulation units outstanding at the end of period	-	413	-	-	-	-

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.74	$8.75	$7.13	$11.75	$11.51	$10.28
End of period	$9.62	$9.74	$8.75	$7.13	$11.75	$11.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$11.31	$10.09	$9.88	$16.93	$19.43	$18.23
End of period	$11.16	$11.31	$10.09	$9.88	$16.93	$19.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.54	$11.01	$8.88	$14.02	$14.72	$12.87
End of period	$12.61	$13.54	$11.01	$8.88	$14.02	$14.72
Accumulation units outstanding at the end of period	788	345	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.70	$9.81	$8.79	$17.19	$14.78	$15.40
End of period	$8.77	$11.70	$9.81	$8.79	$17.19	$14.78
Accumulation units outstanding at the end of period	-	-	-	-	957	957

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$10.48	$9.33	$7.74	$13.89	$12.89	$11.80
End of period	$9.82	$10.48	$9.33	$7.74	$13.89	$12.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.37	$11.01	$8.12	$14.10	$13.63	$11.97
End of period	$11.05	$12.37	$11.01	$8.12	$14.10	$13.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	$8.30	N/A	N/A	N/A	N/A	N/A
End of period	$5.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,279	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.53	$14.83	$13.20	$13.51	$12.82	$12.73
End of period	$15.85	$15.53	$14.83	$13.20	$13.51	$12.82
Accumulation units outstanding at the end of period	1,567	1,991	-	-	-	-

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$13.25	$11.77	$8.26	$12.26	$12.74	$11.84
End of period	$13.50	$13.25	$11.77	$8.26	$12.26	$12.74
Accumulation units outstanding at the end of period	-	676	-	-	-	-

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$12.62	$11.07	$8.68	$14.66	$13.80	$12.26
End of period	$11.70	$12.62	$11.07	$8.68	$14.66	$13.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.07	$10.46	$9.47	$11.28	$10.90	$10.38
End of period	$11.11	$11.07	$10.46	$9.47	$11.28	$10.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$12.89	$11.40	$9.15	$14.54	$13.74	$12.37
End of period	$12.15	$12.89	$11.40	$9.15	$14.54	$13.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.56	$10.67	$9.24	$12.06	$11.50	$10.70
End of period	$11.35	$11.56	$10.67	$9.24	$12.06	$11.50
Accumulation units outstanding at the end of period	875	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.90	$11.71	$9.75	$13.81	$13.06	$11.96
End of period	$12.40	$12.90	$11.71	$9.75	$13.81	$13.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$24.61	$21.65	$15.50	$27.87	$26.01	$23.50
End of period	$23.68	$24.61	$21.65	$15.50	$27.87	$26.01
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$39.98	$32.12	$22.47	$38.90	$34.10	$32.80
End of period	$38.35	$39.98	$32.12	$22.47	$38.90	$34.10
Accumulation units outstanding at the end of period	324	120	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.93	N/A	N/A	N/A	N/A	N/A
End of period	$9.79	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,775	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	$12.86	$11.40	$8.54	$14.74	$15.02	$12.85
End of period	$12.25	$12.86	$11.40	$8.54	$14.74	$15.02
Accumulation units outstanding at the end of period	-	458	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$23.37	$21.67	$18.60	$24.10	$23.04	$20.82
End of period	$23.50	$23.37	$21.67	$18.60	$24.10	$23.04
Accumulation units outstanding at the end of period	1,057	369	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.56	$10.85	$11.13	$11.19	$10.98	$10.79
End of period	$10.28	$10.56	$10.85	$11.13	$11.19	$10.98
Accumulation units outstanding at the end of period	-	7,973	-	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$18.00	$16.26	$13.48	$20.77	$19.79	$16.81
End of period	$17.16	$18.00	$16.26	$13.48	$20.77	$19.79
Accumulation units outstanding at the end of period	-	320	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.795%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$10.18	$9.61	$8.06	$11.56	$11.02	$10.23
End of period	$9.43	$10.18	$9.61	$8.06	$11.56	$11.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$23.04	$17.47	$13.26	$22.09	$20.27	$17.38
End of period	$21.89	$23.04	$17.47	$13.26	$22.09	$20.27
Accumulation units outstanding at the end of period	-	-	-	-	-	20

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.42	$17.60	$15.85	$17.19	$16.52	$16.24
End of period	$19.03	$18.42	$17.60	$15.85	$17.19	$16.52
Accumulation units outstanding at the end of period	-	-	-	-	-	24

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.55	$10.14	$7.87	$12.59	$15.23	$11.49
End of period	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.49	$12.35	$9.27	$16.14	$15.12	N/A
End of period	$12.21	$13.49	$12.35	$9.27	$16.14	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$11.01	$9.64	$7.98	$13.16	$11.70	$11.16
End of period	$9.99	$11.01	$9.64	$7.98	$13.16	$11.70
Accumulation units outstanding at the end of period	-	-	-	-	-	69

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.96	$10.47	$8.27	$15.33	$14.08	$10.97
End of period	$9.28	$10.96	$10.47	$8.27	$15.33	$14.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.35	$14.71	$14.58	$14.08	$13.61	$13.56
End of period	$16.40	$15.35	$14.71	$14.58	$14.08	$13.61
Accumulation units outstanding at the end of period	-	-	-	-	-	98

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$16.88	$14.11	$10.39	$17.50	$18.48	$16.58
End of period	$15.49	$16.88	$14.11	$10.39	$17.50	$18.48
Accumulation units outstanding at the end of period	-	-	-	-	-	37

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$12.12	$10.15	$6.82	$10.83	$11.46	$10.50
End of period	$12.83	$12.12	$10.15	$6.82	$10.83	$11.46
Accumulation units outstanding at the end of period	-	-	-	-	-	47

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.76	$11.42	$11.11	$11.02	$10.65	$10.56
End of period	$12.26	$11.76	$11.42	$11.11	$11.02	$10.65
Accumulation units outstanding at the end of period	-	-	-	-	-	150

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.76	$3.99	$3.27	$5.57	$5.49	N/A
End of period	$4.48	$4.76	$3.99	$3.27	$5.57	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$9.79	$8.20	$6.34	$9.49	$10.59	$9.60
End of period	$10.15	$9.79	$8.20	$6.34	$9.49	$10.59
Accumulation units outstanding at the end of period	-	-	-	-	-	38

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.26	$5.99	$5.32	$10.13	$10.31	$8.18
End of period	$8.33	$7.26	$5.99	$5.32	$10.13	$10.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.41	$5.88	$5.03	$10.22	$11.68	N/A
End of period	$6.59	$6.41	$5.88	$5.03	$10.22	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.58	$5.96	$5.17	$10.77	$13.41	$11.62
End of period	$5.58	$6.58	$5.96	$5.17	$10.77	$13.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$12.29	$11.02	$8.64	$17.27	$15.98	$11.73
End of period	$10.96	$12.29	$11.02	$8.64	$17.27	$15.98
Accumulation units outstanding at the end of period	-	-	-	-	-	61

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$10.04	$9.94	$8.45	$11.32	$10.82	$10.47
End of period	$10.83	$10.04	$9.94	$8.45	$11.32	$10.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.66	$13.15	$10.46	$18.85	$17.56	$14.38
End of period	$11.66	$13.66	$13.15	$10.46	$18.85	$17.56
Accumulation units outstanding at the end of period	-	-	-	-	-	72

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70
End of period	$9.76	$10.24	$8.99	$7.45	$13.33	$13.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$9.12	$8.25	$6.16	$11.74	$10.64	N/A
End of period	$7.99	$9.12	$8.25	$6.16	$11.74	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$10.36	$9.09	$6.97	$12.26	$10.59	$10.39
End of period	$10.28	$10.36	$9.09	$6.97	$12.26	$10.59
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$27.14	$23.44	$20.07	$33.21	$25.25	$21.50
End of period	$27.26	$27.14	$23.44	$20.07	$33.21	$25.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.93	$7.32	$6.29	$12.84	$12.57	$12.35
End of period	$6.52	$7.93	$7.32	$6.29	$12.84	$12.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44
End of period	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34
Accumulation units outstanding at the end of period	-	-	-	-	-	38

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.66	$8.68	$7.09	$11.69	$11.46	$10.24
End of period	$9.53	$9.66	$8.68	$7.09	$11.69	$11.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$11.20	$9.99	$9.79	$16.80	$19.30	$18.13
End of period	$11.04	$11.20	$9.99	$9.79	$16.80	$19.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.42	$10.93	$8.82	$13.94	$14.65	$12.82
End of period	$12.49	$13.42	$10.93	$8.82	$13.94	$14.65
Accumulation units outstanding at the end of period	-	-	-	-	-	28

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$5.99	$5.50	$3.45	$6.27	$5.63	$5.30
End of period	$5.81	$5.99	$5.50	$3.45	$6.27	$5.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.63	$9.77	$8.76	$17.14	$14.75	$15.38
End of period	$8.71	$11.63	$9.77	$8.76	$17.14	$14.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$10.41	$9.29	$7.70	$13.85	$12.86	N/A
End of period	$9.76	$10.41	$9.29	$7.70	$13.85	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.26	$10.92	$8.06	$14.01	$13.55	$11.91
End of period	$10.94	$12.26	$10.92	$8.06	$14.01	$13.55
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.34	$14.66	$13.06	$13.38	$12.71	$12.63
End of period	$15.64	$15.34	$14.66	$13.06	$13.38	$12.71
Accumulation units outstanding at the end of period	-	-	-	-	-	115

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$13.09	$11.64	$8.18	$12.15	$12.63	$11.75
End of period	$13.32	$13.09	$11.64	$8.18	$12.15	$12.63
Accumulation units outstanding at the end of period	-	-	-	-	-	32

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$12.47	$10.95	$8.59	$14.52	$13.68	$12.17
End of period	$11.54	$12.47	$10.95	$8.59	$14.52	$13.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.00	$10.41	$9.43	$11.24	$10.88	$10.37
End of period	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.50	$10.62	$9.21	$12.02	$11.48	$10.69
End of period	$11.27	$11.50	$10.62	$9.21	$12.02	$11.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.75	$11.58	$9.65	$13.69	$12.96	$11.88
End of period	$12.24	$12.75	$11.58	$9.65	$13.69	$12.96
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$24.25	$21.35	$15.30	$27.53	$25.72	$23.26
End of period	$23.30	$24.25	$21.35	$15.30	$27.53	$25.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$39.38	$31.68	$22.18	$38.43	$33.72	$32.47
End of period	$37.74	$39.38	$31.68	$22.18	$38.43	$33.72
Accumulation units outstanding at the end of period	-	-	-	-	-	12

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	$12.75	$11.32	$8.49	$14.66	$14.95	$12.79
End of period	$12.14	$12.75	$11.32	$8.49	$14.66	$14.95
Accumulation units outstanding at the end of period	-	-	-	-	-	37

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$23.03	$21.37	$18.36	$23.81	$22.79	$20.61
End of period	$23.13	$23.03	$21.37	$18.36	$23.81	$22.79
Accumulation units outstanding at the end of period	-	-	-	-	-	36

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.41	$10.70	$10.99	$11.06	$10.86	$10.68
End of period	$10.12	$10.41	$10.70	$10.99	$11.06	$10.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$17.91	$16.20	$13.44	$20.73	$19.77	$16.77
End of period	$17.06	$17.91	$16.20	$13.44	$20.73	$19.77
Accumulation units outstanding at the end of period	-	-	-	-	-	28

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.69	$9.36	$6.42	$13.53	N/A	N/A
End of period	$9.63	$10.69	$9.36	$6.42	N/A	N/A
Accumulation units outstanding at the end of period	183	303	631	684	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$10.29	N/A	N/A	N/A	N/A	N/A
End of period	$9.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	186	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$10.18	$9.60	$8.06	$11.56	$11.01	$10.22
End of period	$9.43	$10.18	$9.60	$8.06	$11.56	$11.01
Accumulation units outstanding at the end of period	203	203	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$21.22	$19.53	$14.53	$25.98	N/A	N/A
End of period	$19.71	$21.22	$19.53	$14.53	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	$13.79	$12.68	$9.74	$16.44	$16.81	$15.38
End of period	$13.30	$13.79	$12.68	$9.74	$16.44	$16.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$23.06	$17.48	$13.27	$22.11	$20.29	$17.37
End of period	$21.91	$23.06	$17.48	$13.27	$22.11	$20.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.78	$9.55	$7.35	$11.31	$12.39	$10.83
End of period	$11.15	$11.78	$9.55	$7.35	$11.31	$12.39
Accumulation units outstanding at the end of period	74	55	-	-	213	215

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.42	$17.61	$15.86	$17.20	$16.54	$16.24
End of period	$19.04	$18.42	$17.61	$15.86	$17.20	$16.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$12.19	$10.08	$7.81	$12.58	$12.58	$11.18
End of period	$11.08	$12.19	$10.08	$7.81	$12.58	$12.58
Accumulation units outstanding at the end of period	131	104	-	-	220	222

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.55	$10.14	$7.87	$12.59	$15.23	$11.48
End of period	$10.53	$11.55	$10.14	$7.87	$12.59	$15.23
Accumulation units outstanding at the end of period	-	-	-	-	469	646

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.48	$12.34	$9.27	$16.13	$15.12	$12.68
End of period	$12.21	$13.48	$12.34	$9.27	$16.13	$15.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$11.02	$9.65	$7.98	$13.17	$11.70	$11.16
End of period	$10.00	$11.02	$9.65	$7.98	$13.17	$11.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$13.67	$11.14	$8.50	$14.50	$13.39	$12.03
End of period	$13.12	$13.67	$11.14	$8.50	$14.50	$13.39
Accumulation units outstanding at the end of period	94	94	-	-	-	-

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$11.04	N/A	N/A	N/A	N/A	N/A
End of period	$9.93	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	135	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.95	$10.47	$8.27	$15.32	$14.07	$10.97
End of period	$9.27	$10.95	$10.47	$8.27	$15.32	$14.07
Accumulation units outstanding at the end of period	-	-	152	153	542	942

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$19.88	$16.28	$11.71	$21.68	$20.65	$18.95
End of period	$18.19	$19.88	$16.28	$11.71	$21.68	$20.65
Accumulation units outstanding at the end of period	-	-	-	-	106	-

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.35	$14.70	$14.58	$14.08	$13.61	$13.55
End of period	$16.39	$15.35	$14.70	$14.58	$14.08	$13.61
Accumulation units outstanding at the end of period	-	118	-	-	-	-

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.29	N/A	N/A	N/A	N/A	N/A
End of period	$10.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	108	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$16.87	$14.10	$10.38	$17.49	$18.47	$16.58
End of period	$15.48	$16.87	$14.10	$10.38	$17.49	$18.47
Accumulation units outstanding at the end of period	-	-	104	104	105	105

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$12.11	$10.14	$6.82	$10.83	$11.46	$10.50
End of period	$12.82	$12.11	$10.14	$6.82	$10.83	$11.46
Accumulation units outstanding at the end of period	-	-	193	194	195	196

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.76	$11.42	$11.11	$11.01	$10.64	$10.56
End of period	$12.25	$11.76	$11.42	$11.11	$11.01	$10.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.76	$3.99	$3.27	$5.57	$5.49	N/A
End of period	$4.48	$4.76	$3.99	$3.27	$5.57	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.26	$5.99	$5.31	$10.12	$10.31	$8.18
End of period	$8.33	$7.26	$5.99	$5.31	$10.12	$10.31
Accumulation units outstanding at the end of period	-	-	-	-	-	486

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.41	$5.88	$5.03	$10.22	$11.68	N/A
End of period	$6.59	$6.41	$5.88	$5.03	$10.22	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.58	$5.96	$5.17	$10.77	$13.41	$11.62
End of period	$5.57	$6.58	$5.96	$5.17	$10.77	$13.41
Accumulation units outstanding at the end of period	60	60	-	-	-	-

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$12.28	$11.01	$8.64	$17.26	$15.98	$11.72
End of period	$10.95	$12.28	$11.01	$8.64	$17.26	$15.98
Accumulation units outstanding at the end of period	-	-	-	-	440	1,750

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$10.04	$9.94	$8.45	$11.32	$10.82	$10.47
End of period	$10.83	$10.04	$9.94	$8.45	$11.32	$10.82
Accumulation units outstanding at the end of period	39	40	-	-	-	-

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.66	$13.15	$10.46	$18.84	$17.56	$14.38
End of period	$11.65	$13.66	$13.15	$10.46	$18.84	$17.56
Accumulation units outstanding at the end of period	-	-	117	118	282	284

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.24	$8.99	$7.45	$13.33	$13.52	$11.70
End of period	$9.75	$10.24	$8.99	$7.45	$13.33	$13.52
Accumulation units outstanding at the end of period	-	-	-	-	-	381

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$10.36	$9.09	$6.97	$12.26	$10.59	$10.39
End of period	$10.27	$10.36	$9.09	$6.97	$12.26	$10.59
Accumulation units outstanding at the end of period	-	-	-	-	-	1,959

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$27.13	$23.42	$20.06	$33.20	$25.24	$21.49
End of period	$27.24	$27.13	$23.42	$20.06	$33.20	$25.24
Accumulation units outstanding at the end of period	50	68	136	147	416	249

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.93	$7.32	$6.29	$12.84	$12.57	$12.35
End of period	$6.52	$7.93	$7.32	$6.29	$12.84	$12.57
Accumulation units outstanding at the end of period	-	-	133	134	557	562

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$14.93	$12.20	$9.09	$14.98	$14.34	$13.44
End of period	$14.21	$14.93	$12.20	$9.09	$14.98	$14.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.66	$8.68	$7.08	$11.68	$11.46	$10.24
End of period	$9.53	$9.66	$8.68	$7.08	$11.68	$11.46
Accumulation units outstanding at the end of period	195	172	-	-	-	-

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$11.19	$9.99	$9.79	$16.80	$19.29	$18.12
End of period	$11.03	$11.19	$9.99	$9.79	$16.80	$19.29
Accumulation units outstanding at the end of period	-	-	-	-	-	1,016

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.42	$10.92	$8.82	$13.94	$14.65	$12.82
End of period	$12.48	$13.42	$10.92	$8.82	$13.94	$14.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$5.99	$5.50	$3.45	$6.27	$5.63	$5.29
End of period	$5.81	$5.99	$5.50	$3.45	$6.27	$5.63
Accumulation units outstanding at the end of period	211	176	-	-	-	-

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.63	$9.76	$8.76	$17.13	$14.75	$15.38
End of period	$8.71	$11.63	$9.76	$8.76	$17.13	$14.75
Accumulation units outstanding at the end of period	-	-	111	112	113	1,436

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$10.41	$9.28	$7.70	$13.85	$12.86	$11.79
End of period	$9.75	$10.41	$9.28	$7.70	$13.85	$12.86
Accumulation units outstanding at the end of period	-	-	-	-	-	1,600

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.26	$10.92	$8.05	$14.01	$13.55	$11.91
End of period	$10.94	$12.26	$10.92	$8.05	$14.01	$13.55
Accumulation units outstanding at the end of period	-	-	-	-	202	204

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.07	N/A	N/A	N/A	N/A	N/A
End of period	$13.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.33	$14.66	$13.06	$13.37	$12.71	$12.63
End of period	$15.63	$15.33	$14.66	$13.06	$13.37	$12.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$13.09	$11.64	$8.18	$12.15	$12.63	$11.76
End of period	$13.32	$13.09	$11.64	$8.18	$12.15	$12.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$10.08	N/A	N/A	N/A	N/A	N/A
End of period	$9.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$14.69	$12.86	$9.15	$17.82	$19.43	$17.67
End of period	$13.54	$14.69	$12.86	$9.15	$17.82	$19.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.00	$10.41	$9.43	$11.24	$10.88	$10.37
End of period	$11.03	$11.00	$10.41	$9.43	$11.24	$10.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$12.73	$11.27	$9.05	$14.40	$13.63	$12.28
End of period	$11.99	$12.73	$11.27	$9.05	$14.40	$13.63
Accumulation units outstanding at the end of period	-	-	-	-	2,146	-

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.74	$11.58	$9.64	$13.68	$12.95	$11.87
End of period	$12.23	$12.74	$11.58	$9.64	$13.68	$12.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$24.23	$21.34	$15.29	$27.52	$25.70	$23.25
End of period	$23.28	$24.23	$21.34	$15.29	$27.52	$25.70
Accumulation units outstanding at the end of period	76	44	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$39.38	$31.66	$22.17	$38.41	$33.71	$32.45
End of period	$37.73	$39.38	$31.66	$22.17	$38.41	$33.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	$12.72	$11.29	$8.47	$14.63	$14.92	$12.78
End of period	$12.11	$12.72	$11.29	$8.47	$14.63	$14.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$23.01	$21.35	$18.35	$23.80	$22.77	$20.60
End of period	$23.11	$23.01	$21.35	$18.35	$23.80	$22.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.40	$10.70	$10.98	$11.05	$10.85	$10.68
End of period	$10.11	$10.40	$10.70	$10.98	$11.05	$10.85
Accumulation units outstanding at the end of period	-	147	770	835	1,873	1,892

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$17.85	$16.15	$13.39	$20.66	$19.71	$16.76
End of period	$17.00	$17.85	$16.15	$13.39	$20.66	$19.71
Accumulation units outstanding at the end of period	-	-	102	103	104	104

Accumulation Unit Values
Contract with Endorsements - 2.895%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$20.91	$19.26	$14.34	$25.67	$21.90	N/A
End of period	$19.40	$20.91	$19.26	$14.34	$25.67	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$22.75	$17.26	$13.11	$21.87	$20.09	N/A
End of period	$21.59	$22.75	$17.26	$13.11	$21.87	N/A
Accumulation units outstanding at the end of period	-	-	-	368	348	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.26	$7.70	$6.09	$9.81	N/A	N/A
End of period	$7.91	$8.26	$7.70	$6.09	N/A	N/A
Accumulation units outstanding at the end of period	3,026	2,972	2,958	3,053	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.72	$9.51	$7.33	$11.28	$12.37	N/A
End of period	$11.08	$11.72	$9.51	$7.33	$11.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.16	$17.37	$15.66	$17.00	N/A	N/A
End of period	$18.74	$18.16	$17.37	$15.66	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,907	1,660	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$12.13	$10.04	$7.79	$12.54	$12.56	N/A
End of period	$11.01	$12.13	$10.04	$7.79	$12.54	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.49	$10.10	$7.84	$12.55	$15.21	$11.48
End of period	$10.46	$11.49	$10.10	$7.84	$12.55	$15.21
Accumulation units outstanding at the end of period	244	235	246	210	231	-

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.28	$12.17	$9.15	$15.94	$14.95	N/A
End of period	$12.01	$13.28	$12.17	$9.15	$15.94	N/A
Accumulation units outstanding at the end of period	-	-	561	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.92	$9.57	$7.93	$13.09	$11.64	N/A
End of period	$9.90	$10.92	$9.57	$7.93	$13.09	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.82	$10.35	$8.18	$15.18	$13.95	$10.88
End of period	$9.16	$10.82	$10.35	$8.18	$15.18	$13.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$19.59	$16.05	$11.56	$21.42	$20.42	$18.76
End of period	$17.91	$19.59	$16.05	$11.56	$21.42	$20.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$16.67	$13.94	$10.27	$17.33	$18.32	$16.46
End of period	$15.27	$16.67	$13.94	$10.27	$17.33	$18.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$11.98	$10.04	$6.76	$10.74	$11.38	$10.43
End of period	$12.67	$11.98	$10.04	$6.76	$10.74	$11.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.66	$11.33	$11.03	$10.95	$10.59	$10.52
End of period	$12.13	$11.66	$11.33	$11.03	$10.95	$10.59
Accumulation units outstanding at the end of period	-	-	2,905	2,563	2,719	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$9.68	$8.12	$6.27	$9.40	$10.51	$9.53
End of period	$10.02	$9.68	$8.12	$6.27	$9.40	$10.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.18	$5.93	$5.27	$10.04	$10.23	$8.13
End of period	$8.23	$7.18	$5.93	$5.27	$10.04	$10.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.51	$5.90	$5.12	$10.69	$13.31	$11.55
End of period	$5.51	$6.51	$5.90	$5.12	$10.69	$13.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$12.15	$10.90	$8.56	$17.12	$15.86	$11.65
End of period	$10.82	$12.15	$10.90	$8.56	$17.12	$15.86
Accumulation units outstanding at the end of period	-	-	729	965	915	919

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$9.93	$9.84	$8.38	$11.23	$10.75	$10.41
End of period	$10.70	$9.93	$9.84	$8.38	$11.23	$10.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.54	$13.05	$10.39	$18.74	$17.47	$14.32
End of period	$11.54	$13.54	$13.05	$10.39	$18.74	$17.47
Accumulation units outstanding at the end of period	-	-	-	878	813	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.18	$8.95	$7.42	$13.29	$13.49	$11.69
End of period	$9.68	$10.18	$8.95	$7.42	$13.29	$13.49
Accumulation units outstanding at the end of period	1,114	1,123	2,235	2,501	2,424	1,444

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$10.30	$9.04	$6.94	$12.22	$10.56	$10.38
End of period	$10.20	$10.30	$9.04	$6.94	$12.22	$10.56
Accumulation units outstanding at the end of period	-	-	206	648	626	679

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$26.84	$23.19	$19.88	$32.94	$25.06	$21.36
End of period	$26.93	$26.84	$23.19	$19.88	$32.94	$25.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.84	$7.25	$6.23	$12.73	$12.48	$12.27
End of period	$6.44	$7.84	$7.25	$6.23	$12.73	$12.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	$9.02	$7.96	$6.90	$10.56	$10.10	N/A
End of period	$9.19	$9.02	$7.96	$6.90	$10.56	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$14.80	$12.11	$9.03	$14.89	$14.27	$13.39
End of period	$14.07	$14.80	$12.11	$9.03	$14.89	$14.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.57	$8.61	$7.04	$11.62	$11.40	$10.20
End of period	$9.44	$9.57	$8.61	$7.04	$11.62	$11.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$11.07	$9.89	$9.70	$16.66	$19.16	$18.01
End of period	$10.90	$11.07	$9.89	$9.70	$16.66	$19.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.30	$10.84	$8.76	$13.86	$14.58	$12.77
End of period	$12.36	$13.30	$10.84	$8.76	$13.86	$14.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.56	$9.72	$8.72	$17.08	$14.72	$15.36
End of period	$8.65	$11.56	$9.72	$8.72	$17.08	$14.72
Accumulation units outstanding at the end of period	-	-	609	824	781	806

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$10.35	$9.24	$7.67	$13.80	$12.83	$11.77
End of period	$9.69	$10.35	$9.24	$7.67	$13.80	$12.83
Accumulation units outstanding at the end of period	-	-	1,248	1,900	1,843	1,842

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.14	$10.83	$8.00	$13.92	$13.48	$11.86
End of period	$10.82	$12.14	$10.83	$8.00	$13.92	$13.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.03	$11.49	$10.09	N/A	N/A	N/A
End of period	$13.05	$12.03	$11.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,918	-	-	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.15	$14.49	$12.92	$13.25	$12.60	$12.53
End of period	$15.42	$15.15	$14.49	$12.92	$13.25	$12.60
Accumulation units outstanding at the end of period	-	-	5,334	3,297	-	-

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.92	$11.50	$8.09	$12.03	$12.52	N/A
End of period	$13.14	$12.92	$11.50	$8.09	$12.03	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$12.31	$10.82	$8.50	$14.38	$13.56	$12.08
End of period	$11.39	$12.31	$10.82	$8.50	$14.38	$13.56
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$12.57	$11.15	$8.96	$14.27	$13.51	$12.19
End of period	$11.83	$12.57	$11.15	$8.96	$14.27	$13.51
Accumulation units outstanding at the end of period	436	7,611	4,476	451	463	-

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.42	$10.56	$9.17	$11.98	$11.45	$10.68
End of period	$11.19	$11.42	$10.56	$9.17	$11.98	$11.45
Accumulation units outstanding at the end of period	-	9,460	12,789	12,789	12,789	12,789

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.59	$11.45	$9.55	$13.55	$12.84	$11.78
End of period	$12.07	$12.59	$11.45	$9.55	$13.55	$12.84
Accumulation units outstanding at the end of period	853	873	1,149	1,707	1,952	925

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$23.87	$21.04	$15.10	$27.19	$25.42	$23.01
End of period	$22.92	$23.87	$21.04	$15.10	$27.19	$25.42
Accumulation units outstanding at the end of period	-	-	655	887	841	-

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$38.78	$31.22	$21.88	$37.95	$33.34	$32.13
End of period	$37.12	$38.78	$31.22	$21.88	$37.95	$33.34
Accumulation units outstanding at the end of period	-	-	-	411	420	-

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	$12.59	$11.18	$8.40	$14.52	$14.82	$12.71
End of period	$11.98	$12.59	$11.18	$8.40	$14.52	$14.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.25	$10.55	$10.84	$10.92	$10.73	$10.57
End of period	$9.95	$10.25	$10.55	$10.84	$10.92	$10.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$17.71	$16.03	$13.31	$20.56	$19.63	N/A
End of period	$16.85	$17.71	$16.03	$13.31	$20.56	N/A
Accumulation units outstanding at the end of period	-	-	840	1,504	1,441	N/A

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$10.07	$9.51	$7.99	$11.47	$10.94	$10.16
End of period	$9.32	$10.07	$9.51	$7.99	$11.47	$10.94
Accumulation units outstanding at the end of period	72	72	67	61	72	50

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	$13.60	$12.51	$9.63	$16.25	$16.64	$15.24
End of period	$13.10	$13.60	$12.51	$9.63	$16.25	$16.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$22.73	$17.25	$13.11	$21.86	$20.08	$17.21
End of period	$21.57	$22.73	$17.25	$13.11	$21.86	$20.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.72	$9.51	$7.33	$11.28	$12.37	$10.82
End of period	$11.07	$11.72	$9.51	$7.33	$11.28	$12.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.14	$17.35	$15.64	$16.98	$16.34	$16.07
End of period	$18.72	$18.14	$17.35	$15.64	$16.98	$16.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.49	$10.09	$7.84	$12.55	$15.21	$11.48
End of period	$10.46	$11.49	$10.09	$7.84	$12.55	$15.21
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.27	$12.16	$9.14	$15.93	$14.94	$12.55
End of period	$12.01	$13.27	$12.16	$9.14	$15.93	$14.94
Accumulation units outstanding at the end of period	56	54	53	53	52	37

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.93	$9.59	$7.94	$13.12	$11.67	$11.12
End of period	$9.91	$10.93	$9.59	$7.94	$13.12	$11.67
Accumulation units outstanding at the end of period	68	66	67	62	63	47

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$13.55	$11.05	$8.44	$14.41	$13.32	$11.98
End of period	$12.99	$13.55	$11.05	$8.44	$14.41	$13.32
Accumulation units outstanding at the end of period	52	53	59	60	57	41

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.81	$10.34	$8.18	$15.17	$13.95	$10.88
End of period	$9.15	$10.81	$10.34	$8.18	$15.17	$13.95
Accumulation units outstanding at the end of period	74	66	62	59	55	40

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$19.57	$16.04	$11.55	$21.41	$20.41	$18.75
End of period	$17.89	$19.57	$16.04	$11.55	$21.41	$20.41
Accumulation units outstanding at the end of period	38	37	40	43	38	-

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.11	$14.49	$14.38	$13.90	$13.45	$13.41
End of period	$16.12	$15.11	$14.49	$14.38	$13.90	$13.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$16.66	$13.93	$10.27	$17.32	$18.31	$16.45
End of period	$15.26	$16.66	$13.93	$10.27	$17.32	$18.31
Accumulation units outstanding at the end of period	44	43	46	49	47	30

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$11.98	$10.03	$6.75	$10.73	$11.37	$10.43
End of period	$12.67	$11.98	$10.03	$6.75	$10.73	$11.37
Accumulation units outstanding at the end of period	53	60	63	71	74	48

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.65	$11.33	$11.03	$10.95	$10.59	$10.52
End of period	$12.13	$11.65	$11.33	$11.03	$10.95	$10.59
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.70	$3.95	$3.24	$5.52	$5.45	N/A
End of period	$4.42	$4.70	$3.95	$3.24	$5.52	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.17	$5.92	$5.26	$10.04	$10.23	$8.13
End of period	$8.22	$7.17	$5.92	$5.26	$10.04	$10.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.38	$5.86	$5.02	$10.20	$11.66	N/A
End of period	$6.55	$6.38	$5.86	$5.02	$10.20	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$12.14	$10.90	$8.56	$17.11	$15.86	$11.65
End of period	$10.82	$12.14	$10.90	$8.56	$17.11	$15.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$9.94	$9.85	$8.38	$11.23	$10.76	$10.40
End of period	$10.71	$9.94	$9.85	$8.38	$11.23	$10.76
Accumulation units outstanding at the end of period	64	71	65	60	71	51

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.53	$13.04	$10.39	$18.73	$17.47	$14.32
End of period	$11.53	$13.53	$13.04	$10.39	$18.73	$17.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.18	$8.95	$7.42	$13.29	$13.49	$11.69
End of period	$9.68	$10.18	$8.95	$7.42	$13.29	$13.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$9.07	$8.22	$6.14	$11.72	$10.63	N/A
End of period	$7.95	$9.07	$8.22	$6.14	$11.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$26.82	$23.18	$19.87	$32.92	$25.05	$21.35
End of period	$26.91	$26.82	$23.18	$19.87	$32.92	$25.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.84	$7.24	$6.23	$12.73	$12.47	$12.27
End of period	$6.44	$7.84	$7.24	$6.23	$12.73	$12.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$14.79	$12.10	$9.03	$14.89	$14.27	$13.39
End of period	$14.07	$14.79	$12.10	$9.03	$14.89	$14.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.57	$8.61	$7.04	$11.61	$11.40	$10.20
End of period	$9.43	$9.57	$8.61	$7.04	$11.61	$11.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$11.06	$9.88	$9.70	$16.65	$19.15	$18.00
End of period	$10.89	$11.06	$9.88	$9.70	$16.65	$19.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.30	$10.84	$8.76	$13.86	$14.57	$12.77
End of period	$12.36	$13.30	$10.84	$8.76	$13.86	$14.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$5.92	$5.44	$3.42	$6.22	$5.59	$5.26
End of period	$5.73	$5.92	$5.44	$3.42	$6.22	$5.59
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.55	$9.71	$8.72	$17.08	$14.71	$15.36
End of period	$8.64	$11.55	$9.71	$8.72	$17.08	$14.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$10.35	$9.24	$7.67	$13.80	$12.83	$11.77
End of period	$9.68	$10.35	$9.24	$7.67	$13.80	$12.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.13	$10.83	$7.99	$13.91	$13.47	$11.86
End of period	$10.82	$12.13	$10.83	$7.99	$13.91	$13.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.14	$14.48	$12.91	$13.24	$12.60	$12.53
End of period	$15.41	$15.14	$14.48	$12.91	$13.24	$12.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.92	$11.50	$8.09	$12.03	$12.52	$11.66
End of period	$13.14	$12.92	$11.50	$8.09	$12.03	$12.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$10.93	$10.35	$9.39	$11.20	$10.85	$10.36
End of period	$10.95	$10.93	$10.35	$9.39	$11.20	$10.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.58	$11.44	$9.54	$13.55	$12.84	$11.78
End of period	$12.07	$12.58	$11.44	$9.54	$13.55	$12.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$23.85	$21.03	$15.09	$27.17	$25.41	$23.00
End of period	$22.90	$23.85	$21.03	$15.09	$27.17	$25.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$38.75	$31.19	$21.87	$37.93	$33.32	$32.11
End of period	$37.09	$38.75	$31.19	$21.87	$37.93	$33.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	$12.59	$11.18	$8.39	$14.52	$14.82	$12.71
End of period	$11.97	$12.59	$11.18	$8.39	$14.52	$14.82
Accumulation units outstanding at the end of period	57	58	57	58	56	37

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$22.65	$21.04	$18.10	$23.50	$22.51	$20.39
End of period	$22.73	$22.65	$21.04	$18.10	$23.50	$22.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.24	$10.54	$10.83	$10.91	$10.73	$10.56
End of period	$9.95	$10.24	$10.54	$10.83	$10.91	$10.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$17.70	$16.03	$13.31	$20.55	$19.62	$16.70
End of period	$16.84	$17.70	$16.03	$13.31	$20.55	$19.62
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.63	$9.32	$6.40	$13.51	N/A	N/A
End of period	$9.56	$10.63	$9.32	$6.40	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$10.02	$9.47	$7.96	$11.43	$10.91	$10.14
End of period	$9.27	$10.02	$9.47	$7.96	$11.43	$10.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$22.58	$17.15	$13.03	$21.75	N/A	N/A
End of period	$21.42	$22.58	$17.15	$13.03	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$12.09	$10.01	$7.77	$12.53	$12.55	$11.17
End of period	$10.98	$12.09	$10.01	$7.77	$12.53	$12.55
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.75	$10.29	$8.14	$15.10	$13.89	$10.84
End of period	$9.09	$10.75	$10.29	$8.14	$15.10	$13.89
Accumulation units outstanding at the end of period	-	-	-	-	267	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.20	$11.15	$6.69	$13.79	N/A	N/A
End of period	$10.55	$13.20	$11.15	$6.69	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	872	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$16.56	$13.86	$10.22	$17.24	$18.23	$16.39
End of period	$15.17	$16.56	$13.86	$10.22	$17.24	$18.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.68	$3.93	$3.22	$5.50	N/A	N/A
End of period	$4.40	$4.68	$3.93	$3.22	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.13	$5.89	$5.24	$9.99	$10.19	$8.10
End of period	$8.17	$7.13	$5.89	$5.24	$9.99	$10.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.47	$5.87	$5.10	$10.64	$13.26	$11.50
End of period	$5.47	$6.47	$5.87	$5.10	$10.64	$13.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$12.07	$10.84	$8.52	$17.04	$15.80	$11.61
End of period	$10.75	$12.07	$10.84	$8.52	$17.04	$15.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$9.87	$9.79	$8.33	$11.17	$10.70	$10.37
End of period	$10.63	$9.87	$9.79	$8.33	$11.17	$10.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.15	$8.92	$7.40	$13.27	$13.47	$11.68
End of period	$9.65	$10.15	$8.92	$7.40	$13.27	$13.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$26.67	$23.06	$19.78	$32.78	$24.96	$21.28
End of period	$26.75	$26.67	$23.06	$19.78	$32.78	$24.96
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.80	$7.21	$6.20	$12.67	$12.43	$12.23
End of period	$6.40	$7.80	$7.21	$6.20	$12.67	$12.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.25	$10.80	$8.73	$13.82	$14.54	$12.74
End of period	$12.30	$13.25	$10.80	$8.73	$13.82	$14.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$5.89	$5.41	$3.40	$6.19	$5.57	$5.24
End of period	$5.70	$5.89	$5.41	$3.40	$6.19	$5.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.52	$9.69	$8.70	$17.05	$14.70	$15.35
End of period	$8.62	$11.52	$9.69	$8.70	$17.05	$14.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.08	$10.78	$7.96	$13.87	$13.44	$11.83
End of period	$10.77	$12.08	$10.78	$7.96	$13.87	$13.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	$8.23	$7.25	$4.10	N/A	N/A	N/A
End of period	$5.77	$8.23	$7.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$12.23	$10.76	$8.46	$14.31	$13.50	$12.04
End of period	$11.31	$12.23	$10.76	$8.46	$14.31	$13.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$10.90	$10.33	$9.37	$11.19	$10.84	$10.35
End of period	$10.91	$10.90	$10.33	$9.37	$11.19	$10.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$12.49	$11.08	$8.91	$14.20	$13.45	$12.14
End of period	$11.75	$12.49	$11.08	$8.91	$14.20	$13.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.39	$10.54	$9.15	$11.96	$11.44	$10.67
End of period	$11.15	$11.39	$10.54	$9.15	$11.96	$11.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$23.68	$20.89	$14.99	$27.02	$25.27	$22.89
End of period	$22.73	$23.68	$20.89	$14.99	$27.02	$25.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$38.47	$30.99	$21.73	$37.71	$33.14	$31.96
End of period	$36.81	$38.47	$30.99	$21.73	$37.71	$33.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.17	$10.47	$10.77	$10.85	$10.67	$10.51
End of period	$9.87	$10.17	$10.47	$10.77	$10.85	$10.67
Accumulation units outstanding at the end of period	-	-	1,787	884	-	1,849

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.995%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$10.22	$9.36	$7.25	$10.64	$10.76	N/A
End of period	$10.17	$10.22	$9.36	$7.25	$10.64	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.55	$11.24	$10.96	$10.89	$10.54	$10.48
End of period	$12.01	$11.55	$11.24	$10.96	$10.89	$10.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.35	$5.84	$5.00	$10.18	$11.65	N/A
End of period	$6.52	$6.35	$5.84	$5.00	$10.18	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.43	$5.84	$5.07	$10.59	$13.21	N/A
End of period	$5.44	$6.43	$5.84	$5.07	$10.59	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.42	$12.94	$10.32	$18.62	$17.39	$14.27
End of period	$11.43	$13.42	$12.94	$10.32	$18.62	$17.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.12	$8.90	$7.39	$13.25	$13.46	$11.67
End of period	$9.62	$10.12	$8.90	$7.39	$13.25	$13.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$14.67	$12.01	$8.97	$14.80	$14.20	$13.34
End of period	$13.93	$14.67	$12.01	$8.97	$14.80	$14.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.49	$8.54	$6.99	$11.55	$11.34	$10.16
End of period	$9.34	$9.49	$8.54	$6.99	$11.55	$11.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.19	$10.76	$8.70	$13.78	$14.50	$12.72
End of period	$12.24	$13.19	$10.76	$8.70	$13.78	$14.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.49	$9.66	$8.68	$17.02	$14.68	$15.34
End of period	$8.59	$11.49	$9.66	$8.68	$17.02	$14.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.02	$10.74	$7.93	$13.82	$13.40	$11.80
End of period	$10.71	$12.02	$10.74	$7.93	$13.82	$13.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$12.41	$11.02	$8.86	$14.13	$13.40	$12.09
End of period	$11.67	$12.41	$11.02	$8.86	$14.13	$13.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.35	$10.51	$9.13	$11.94	$11.42	$10.66
End of period	$11.11	$11.35	$10.51	$9.13	$11.94	$11.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$23.50	$20.74	$14.89	$26.85	$25.13	$22.77
End of period	$22.54	$23.50	$20.74	$14.89	$26.85	$25.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$38.17	$30.76	$21.59	$37.48	$32.95	$31.79
End of period	$36.51	$38.17	$30.76	$21.59	$37.48	$32.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$22.32	$20.75	$17.87	$23.22	$22.26	$20.18
End of period	$22.37	$22.32	$20.75	$17.87	$23.22	$22.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$17.56	$15.92	$13.23	$20.45	$19.54	N/A
End of period	$16.70	$17.56	$15.92	$13.23	$20.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 3.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$9.96	$9.42	$7.92	$11.38	$10.87	$10.11
End of period	$9.21	$9.96	$9.42	$7.92	$11.38	$10.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	$13.40	$12.35	$9.51	$16.07	$16.47	$15.10
End of period	$12.90	$13.40	$12.35	$9.51	$16.07	$16.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$22.41	$17.02	$12.95	$21.62	$19.87	N/A
End of period	$21.25	$22.41	$17.02	$12.95	$21.62	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.65	$9.47	$7.30	$11.25	$12.35	N/A
End of period	$11.00	$11.65	$9.47	$7.30	$11.25	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$17.86	$17.10	$15.44	$16.77	$16.16	$15.90
End of period	$18.42	$17.86	$17.10	$15.44	$16.77	$16.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.42	$10.05	$7.81	$12.52	$15.18	$11.47
End of period	$10.39	$11.42	$10.05	$7.81	$12.52	$15.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.06	$11.99	$9.02	$15.73	$14.77	N/A
End of period	$11.80	$13.06	$11.99	$9.02	$15.73	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.81	$9.49	$7.87	$13.01	$11.58	$11.06
End of period	$9.79	$10.81	$9.49	$7.87	$13.01	$11.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.67	$10.22	$8.09	$15.02	$13.83	$10.79
End of period	$9.02	$10.67	$10.22	$8.09	$15.02	$13.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.87	$14.28	$14.19	$13.72	$13.30	$13.27
End of period	$15.86	$14.87	$14.28	$14.19	$13.72	$13.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$16.44	$13.77	$10.16	$17.15	$18.15	$16.32
End of period	$15.05	$16.44	$13.77	$10.16	$17.15	$18.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$11.83	$9.93	$6.69	$10.64	$11.28	$10.36
End of period	$12.50	$11.83	$9.93	$6.69	$10.64	$11.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.55	$11.24	$10.95	$10.88	$10.54	$10.48
End of period	$12.01	$11.55	$11.24	$10.95	$10.88	$10.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$4.65	$3.91	$3.21	$5.48	$5.41	N/A
End of period	$4.37	$4.65	$3.91	$3.21	$5.48	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.09	$5.86	$5.21	$9.95	$10.15	$8.07
End of period	$8.12	$7.09	$5.86	$5.21	$9.95	$10.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.35	$5.84	$5.00	$10.18	$11.65	N/A
End of period	$6.51	$6.35	$5.84	$5.00	$10.18	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$12.00	$10.78	$8.47	$16.96	$15.73	$11.57
End of period	$10.68	$12.00	$10.78	$8.47	$16.96	$15.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.41	$12.94	$10.31	$18.62	$17.38	$14.26
End of period	$11.42	$13.41	$12.94	$10.31	$18.62	$17.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.11	$8.90	$7.39	$13.25	$13.46	$11.67
End of period	$9.61	$10.11	$8.90	$7.39	$13.25	$13.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$26.50	$22.93	$19.68	$32.63	$24.86	$21.20
End of period	$26.56	$26.50	$22.93	$19.68	$32.63	$24.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.75	$7.17	$6.17	$12.61	$12.38	$12.19
End of period	$6.36	$7.75	$7.17	$6.17	$12.61	$12.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$14.66	$12.01	$8.96	$14.80	$14.19	$13.33
End of period	$13.92	$14.66	$12.01	$8.96	$14.80	$14.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.48	$8.54	$6.99	$11.54	$11.34	$10.16
End of period	$9.34	$9.48	$8.54	$6.99	$11.54	$11.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$10.93	$9.77	$9.60	$16.51	$19.00	$17.88
End of period	$10.75	$10.93	$9.77	$9.60	$16.51	$19.00
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.18	$10.75	$8.70	$13.77	$14.50	$12.72
End of period	$12.24	$13.18	$10.75	$8.70	$13.77	$14.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$5.85	$5.38	$3.38	$6.16	$5.55	$5.23
End of period	$5.66	$5.85	$5.38	$3.38	$6.16	$5.55
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$10.28	$9.19	$7.64	$13.76	$12.80	N/A
End of period	$9.61	$10.28	$9.19	$7.64	$13.76	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.01	$10.73	$7.93	$13.82	$13.40	$11.80
End of period	$10.70	$12.01	$10.73	$7.93	$13.82	$13.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$14.94	$14.31	$12.78	$13.11	$12.48	$12.43
End of period	$15.20	$14.94	$14.31	$12.78	$13.11	$12.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.75	$11.36	$8.00	$11.90	$12.41	N/A
End of period	$12.95	$12.75	$11.36	$8.00	$11.90	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$10.86	$10.30	$9.35	$11.17	$10.83	$10.34
End of period	$10.87	$10.86	$10.30	$9.35	$11.17	$10.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.35	$10.51	$9.13	$11.94	$11.42	$10.66
End of period	$11.11	$11.35	$10.51	$9.13	$11.94	$11.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.42	$11.31	$9.44	$13.42	$12.72	$11.69
End of period	$11.90	$12.42	$11.31	$9.44	$13.42	$12.72
Accumulation units outstanding at the end of period	7,533	7,826	8,138	8,496	8,811	9,083

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$23.48	$20.72	$14.88	$26.83	$25.11	$22.76
End of period	$22.52	$23.48	$20.72	$14.88	$26.83	$25.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	$12.45	$11.07	$8.32	$14.40	$14.72	$12.64
End of period	$11.83	$12.45	$11.07	$8.32	$14.40	$14.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$22.30	$20.74	$17.85	$23.21	$22.25	$20.17
End of period	$22.35	$22.30	$20.74	$17.85	$23.21	$22.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$17.56	$15.91	$13.23	$20.45	$19.54	N/A
End of period	$16.69	$17.56	$15.91	$13.23	$20.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 3.095%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$22.11	$16.81	$12.80	$21.39	$19.68	$16.90
End of period	$20.94	$22.11	$16.81	$12.80	$21.39	$19.68
Accumulation units outstanding at the end of period	-	-	494	575	470	522

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$10.17	$9.32	$7.23	$10.62	$10.76	N/A
End of period	$10.11	$10.17	$9.32	$7.23	$10.62	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$17.60	$16.87	$15.24	$16.57	$15.98	$15.74
End of period	$18.13	$17.60	$16.87	$15.24	$16.57	$15.98
Accumulation units outstanding at the end of period	-	-	497	466	628	639

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.72	$9.42	$7.82	$12.93	$11.52	$11.02
End of period	$9.70	$10.72	$9.42	$7.82	$12.93	$11.52
Accumulation units outstanding at the end of period	-	-	1,762	1,869	1,559	1,788

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.54	$10.11	$8.01	$14.88	$13.71	N/A
End of period	$8.91	$10.54	$10.11	$8.01	$14.88	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.65	$14.08	$14.01	$13.56	$13.15	$13.13
End of period	$15.60	$14.65	$14.08	$14.01	$13.56	$13.15
Accumulation units outstanding at the end of period	-	-	1,985	1,687	2,570	2,585

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$16.24	$13.61	$10.05	$16.99	$17.99	$16.20
End of period	$14.86	$16.24	$13.61	$10.05	$16.99	$17.99
Accumulation units outstanding at the end of period	-	-	1,016	1,229	995	952

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$11.70	$9.83	$6.63	$10.55	$11.20	$10.29
End of period	$12.35	$11.70	$9.83	$6.63	$10.55	$11.20
Accumulation units outstanding at the end of period	-	-	1,128	1,466	1,272	1,221

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.45	$11.15	$10.88	$10.82	$10.49	$10.44
End of period	$11.89	$11.45	$11.15	$10.88	$10.82	$10.49
Accumulation units outstanding at the end of period	-	-	3,006	2,611	3,850	3,894

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$9.46	$7.95	$6.16	$9.24	$10.35	$9.41
End of period	$9.77	$9.46	$7.95	$6.16	$9.24	$10.35
Accumulation units outstanding at the end of period	-	-	1,042	1,194	1,095	989

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$11.87	$10.67	$8.40	$16.82	$15.62	$11.50
End of period	$10.55	$11.87	$10.67	$8.40	$16.82	$15.62
Accumulation units outstanding at the end of period	-	-	1,837	2,014	1,400	1,563

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.30	$12.84	$10.25	$18.51	$17.30	$14.21
End of period	$11.31	$13.30	$12.84	$10.25	$18.51	$17.30
Accumulation units outstanding at the end of period	-	-	1,955	2,157	1,675	1,798

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.05	$8.85	$7.36	$13.21	$13.43	$11.66
End of period	$9.55	$10.05	$8.85	$7.36	$13.21	$13.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$14.54	$11.91	$8.90	$14.71	$14.13	$13.28
End of period	$13.79	$14.54	$11.91	$8.90	$14.71	$14.13
Accumulation units outstanding at the end of period	-	-	922	1,114	913	965

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.07	$10.67	$8.64	$13.70	$14.43	$12.67
End of period	$12.12	$13.07	$10.67	$8.64	$13.70	$14.43
Accumulation units outstanding at the end of period	-	-	776	863	723	710

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.41	$9.61	$8.65	$16.97	$14.65	$15.32
End of period	$8.52	$11.41	$9.61	$8.65	$16.97	$14.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$14.76	$14.15	$12.64	$12.99	$12.38	$12.34
End of period	$15.00	$14.76	$14.15	$12.64	$12.99	$12.38
Accumulation units outstanding at the end of period	-	-	2,174	2,078	2,945	3,022

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.59	$11.23	$7.92	$11.80	$12.30	$11.48
End of period	$12.78	$12.59	$11.23	$7.92	$11.80	$12.30
Accumulation units outstanding at the end of period	-	-	749	932	875	834

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$10.80	$10.25	$9.31	$11.13	$10.80	$10.33
End of period	$10.80	$10.80	$10.25	$9.31	$11.13	$10.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$11.28	$10.45	$9.09	$11.90	$11.40	$10.65
End of period	$11.03	$11.28	$10.45	$9.09	$11.90	$11.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.27	$11.18	$9.34	$13.29	$12.62	$11.60
End of period	$11.75	$12.27	$11.18	$9.34	$13.29	$12.62
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$37.58	$30.32	$21.30	$37.01	$32.57	$31.45
End of period	$35.91	$37.58	$30.32	$21.30	$37.01	$32.57
Accumulation units outstanding at the end of period	-	-	273	349	273	315

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	$12.32	$10.97	$8.25	$14.30	$14.63	$12.57
End of period	$11.70	$12.32	$10.97	$8.25	$14.30	$14.63
Accumulation units outstanding at the end of period	-	-	1,009	1,193	948	936

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$21.97	$20.45	$17.62	$22.93	$22.01	$19.97
End of period	$22.00	$21.97	$20.45	$17.62	$22.93	$22.01
Accumulation units outstanding at the end of period	-	-	814	827	892	933

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$17.42	$15.80	$13.15	$20.34	$19.46	$16.60
End of period	$16.54	$17.42	$15.80	$13.15	$20.34	$19.46
Accumulation units outstanding at the end of period	-	-	700	749	663	702

Accumulation Unit Values
Contract with Endorsements - 3.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	$19.86	$18.18	$13.91	$24.27	$22.82	$22.50
End of period	$19.40	$19.86	$18.18	$13.91	$24.27	$22.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	$13.21	$12.18	$9.39	$15.89	$16.30	$14.96
End of period	$12.70	$13.21	$12.18	$9.39	$15.89	$16.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$22.09	$16.80	$12.79	$21.37	N/A	N/A
End of period	$20.92	$22.09	$16.80	$12.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$10.17	$9.32	$7.23	$10.62	N/A	N/A
End of period	$10.11	$10.17	$9.32	$7.23	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.58	$9.42	$7.27	$11.22	N/A	N/A
End of period	$10.93	$11.58	$9.42	$7.27	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$17.59	$16.86	$15.23	$16.57	$15.98	$15.74
End of period	$18.12	$17.59	$16.86	$15.23	$16.57	$15.98
Accumulation units outstanding at the end of period	-	-	-	-	1,208	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$11.99	$9.94	$7.73	$12.47	$12.52	N/A
End of period	$10.86	$11.99	$9.94	$7.73	$12.47	N/A
Accumulation units outstanding at the end of period	-	-	312	313	1,096	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.36	$10.00	$7.78	$12.49	$15.16	N/A
End of period	$10.32	$11.36	$10.00	$7.78	$12.49	N/A
Accumulation units outstanding at the end of period	-	-	318	319	320	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$12.86	$11.81	$8.89	$15.53	$14.60	$12.28
End of period	$11.61	$12.86	$11.81	$8.89	$15.53	$14.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.72	$9.41	$7.81	$12.93	$11.52	$11.02
End of period	$9.69	$10.72	$9.41	$7.81	$12.93	$11.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$13.30	$10.87	$8.32	$14.24	$13.19	$11.88
End of period	$12.72	$13.30	$10.87	$8.32	$14.24	$13.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.54	$10.10	$8.00	$14.88	$13.71	$10.71
End of period	$8.90	$10.54	$10.10	$8.00	$14.88	$13.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$18.97	$15.58	$11.24	$20.87	$19.94	$18.35
End of period	$17.31	$18.97	$15.58	$11.24	$20.87	$19.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.64	$14.07	$14.00	$13.55	$13.14	$13.13
End of period	$15.59	$14.64	$14.07	$14.00	$13.55	$13.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$16.23	$13.60	$10.05	$16.98	$17.99	$16.19
End of period	$14.85	$16.23	$13.60	$10.05	$16.98	$17.99
Accumulation units outstanding at the end of period	-	-	-	-	460	-

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$11.70	$9.82	$6.62	$10.55	$11.20	$10.29
End of period	$12.35	$11.70	$9.82	$6.62	$10.55	$11.20
Accumulation units outstanding at the end of period	-	-	-	-	-	3,355

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$7.01	$5.80	$5.16	$9.86	$10.07	$8.02
End of period	$8.02	$7.01	$5.80	$5.16	$9.86	$10.07
Accumulation units outstanding at the end of period	-	-	-	-	-	3,762

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	$11.86	$10.66	$8.39	$16.82	$15.61	$11.49
End of period	$10.55	$11.86	$10.66	$8.39	$16.82	$15.61
Accumulation units outstanding at the end of period	-	-	-	-	2,317	2,553

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$9.70	$9.63	$8.21	$11.03	$10.58	$10.27
End of period	$10.43	$9.70	$9.63	$8.21	$11.03	$10.58
Accumulation units outstanding at the end of period	-	-	-	-	882	-

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.29	$12.84	$10.24	$18.51	N/A	N/A
End of period	$11.31	$13.29	$12.84	$10.24	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$10.05	$8.85	$7.36	$13.20	$13.43	$11.66
End of period	$9.54	$10.05	$8.85	$7.36	$13.20	$13.43
Accumulation units outstanding at the end of period	7,122	7,752	8,444	9,299	9,877	18,078

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$26.20	$22.69	$19.49	$32.35	$24.67	$23.56
End of period	$26.23	$26.20	$22.69	$19.49	$32.35	$24.67
Accumulation units outstanding at the end of period	-	-	165	165	349	166

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.66	$7.10	$6.11	$12.51	$12.29	$12.11
End of period	$6.28	$7.66	$7.10	$6.11	$12.51	$12.29
Accumulation units outstanding at the end of period	-	-	277	278	279	2,637

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$10.81	$9.67	$9.51	$16.37	$18.86	$17.76
End of period	$10.62	$10.81	$9.67	$9.51	$16.37	$18.86
Accumulation units outstanding at the end of period	-	-	-	-	-	1,559

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$13.06	$10.67	$8.64	$13.69	$14.43	N/A
End of period	$12.12	$13.06	$10.67	$8.64	$13.69	N/A
Accumulation units outstanding at the end of period	-	-	188	189	189	N/A

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.41	$9.61	$8.64	$16.97	$14.65	N/A
End of period	$8.52	$11.41	$9.61	$8.64	$16.97	N/A
Accumulation units outstanding at the end of period	-	-	537	539	540	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$11.90	$10.64	$7.87	$13.73	$13.32	$11.75
End of period	$10.59	$11.90	$10.64	$7.87	$13.73	$13.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$14.75	$14.15	$12.64	$12.98	$12.37	$12.33
End of period	$14.99	$14.75	$14.15	$12.64	$12.98	$12.37
Accumulation units outstanding at the end of period	-	-	-	-	1,238	-

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$14.02	$12.31	$8.79	$17.17	$18.77	$17.12
End of period	$12.88	$14.02	$12.31	$8.79	$17.17	$18.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$11.99	$10.57	$8.32	$14.10	N/A	N/A
End of period	$11.07	$11.99	$10.57	$8.32	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$12.25	$10.88	$8.76	$13.98	$13.27	$11.99
End of period	$11.50	$12.25	$10.88	$8.76	$13.98	$13.27
Accumulation units outstanding at the end of period	-	-	-	-	2,910	4,416

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.26	$11.18	$9.34	$13.29	$12.61	$11.60
End of period	$11.74	$12.26	$11.18	$9.34	$13.29	$12.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$23.12	$20.42	$14.68	$26.50	$24.82	$22.52
End of period	$22.15	$23.12	$20.42	$14.68	$26.50	$24.82
Accumulation units outstanding at the end of period	-	-	-	-	-	772

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$37.54	$30.29	$21.28	$36.98	$32.54	$31.43
End of period	$35.87	$37.54	$30.29	$21.28	$36.98	$32.54
Accumulation units outstanding at the end of period	-	-	-	-	211	-

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	$12.32	$10.96	$8.25	$14.29	$14.62	$12.57
End of period	$11.69	$12.32	$10.96	$8.25	$14.29	$14.62
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$21.96	$20.44	$17.61	$22.92	$22.00	$19.96
End of period	$21.99	$21.96	$20.44	$17.61	$22.92	$22.00
Accumulation units outstanding at the end of period	-	-	-	-	689	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$17.42	$15.80	$13.15	$20.34	$19.46	$16.60
End of period	$16.54	$17.42	$15.80	$13.15	$20.34	$19.46
Accumulation units outstanding at the end of period	-	-	-	-	481	-

Accumulation Unit Values
Contract with Endorsements - 3.195%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$21.79	$16.59	$12.64	$21.15	$19.48	N/A
End of period	$20.62	$21.79	$16.59	$12.64	$21.15	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$17.32	$16.62	$15.03	$16.37	$15.79	N/A
End of period	$17.83	$17.32	$16.62	$15.03	$16.37	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$11.35	$11.07	$10.80	$10.76	$10.44	$10.40
End of period	$11.78	$11.35	$11.07	$10.80	$10.76	$10.44
Accumulation units outstanding at the end of period	-	-	-	-	-	2,630

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow 10 Division
Accumulation unit value:
Beginning of period	$6.93	$5.74	$5.12	$9.79	$10.00	N/A
End of period	$7.92	$6.93	$5.74	$5.12	$9.79	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$9.59	$9.53	$8.14	$10.94	$10.50	N/A
End of period	$10.30	$9.59	$9.53	$8.14	$10.94	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$13.18	$12.74	$10.17	$18.40	$17.22	$14.15
End of period	$11.20	$13.18	$12.74	$10.17	$18.40	$17.22
Accumulation units outstanding at the end of period	-	-	-	-	-	868

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$9.99	$8.81	$7.33	$13.16	$13.40	$11.64
End of period	$9.48	$9.99	$8.81	$7.33	$13.16	$13.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$10.11	$8.90	$6.85	$12.10	$10.49	N/A
End of period	$9.98	$10.11	$8.90	$6.85	$12.10	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM S&P 10 Division
Accumulation unit value:
Beginning of period	$7.58	$7.02	$6.05	$12.41	$12.20	N/A
End of period	$6.20	$7.58	$7.02	$6.05	$12.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$14.41	$11.82	$8.84	$14.63	$14.06	$13.23
End of period	$13.66	$14.41	$11.82	$8.84	$14.63	$14.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$9.32	$8.41	$6.89	$11.41	$11.23	$10.08
End of period	$9.16	$9.32	$8.41	$6.89	$11.41	$11.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$12.95	$10.59	$8.58	$13.61	$14.36	$12.62
End of period	$12.00	$12.95	$10.59	$8.58	$13.61	$14.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.34	$9.56	$8.61	$16.91	$14.62	$15.30
End of period	$8.46	$11.34	$9.56	$8.61	$16.91	$14.62
Accumulation units outstanding at the end of period	-	-	-	-	-	-

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PAM China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.12	$11.05	$9.24	$13.16	$12.51	N/A
End of period	$11.59	$12.12	$11.05	$9.24	$13.16	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$22.78	$20.14	$14.49	$26.18	$24.55	N/A
End of period	$21.80	$22.78	$20.14	$14.49	$26.18	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/T.Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$37.00	$29.87	$21.01	$36.54	$32.19	N/A
End of period	$35.31	$37.00	$29.87	$21.01	$36.54	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

JNL/T.Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2009	2008	2007	2006
JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$17.28	$15.69	$13.07	$20.24	$19.38	N/A
End of period	$16.39	$17.28	$15.69	$13.07	$20.24	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A

Jackson National Separate Account I

Financial Statements

December 31, 2011

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	JNL/American Funds Global Small Capitalization Portfolio
Assets
Investments, at value (a)	$168,700,101	$427,041,788	$473,992,515	$871,891,705	$1,349,313,032	$1,759,138,491	$942,912,966	$379,980,507	$322,986,887	$121,399,416
Receivables:
Investment securities sold	14,463	141,255	65,709	308,788	374,886	776,542	425,265	1,063,789	37,049	8,810
Sub-account units sold	4,347	547,087	774,211	1,090,865	1,985,734	1,621,181	84,808	1,415,626	877,927	448,872
Total assets	168,718,911	427,730,130	474,832,435	873,291,358	1,351,673,652	1,761,536,214	943,423,039	382,459,922	323,901,863	121,857,098

Liabilities
Payables:
Investment securities purchased	4,347	547,087	774,211	1,090,865	1,985,734	1,621,181	84,808	1,415,626	877,927	448,872
Sub-account units redeemed	7,580	123,498	46,556	274,307	320,352	703,781	385,857	1,048,460	23,611	3,872
Insurance fees due to Jackson	6,883	17,757	19,153	34,481	54,534	72,761	39,408	15,329	13,438	4,938
Total liabilities	18,810	688,342	839,920	1,399,653	2,360,620	2,397,723	510,073	2,479,415	914,976	457,682
Net assets (Note 7)	$168,700,101	$427,041,788	$473,992,515	$871,891,705	$1,349,313,032	$1,759,138,491	$942,912,966	$379,980,507	$322,986,887	$121,399,416

(a) Investment shares	20,648,727	43,575,693	53,138,174	63,089,125	94,028,783	120,077,713	62,652,024	37,216,504	29,850,914	13,564,181
Investments at cost	$166,587,581	$408,749,318	$454,651,469	$849,857,954	$1,326,580,981	$1,751,586,646	$952,764,993	$376,423,867	$321,516,420	$139,641,740

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Assets
Investments, at value (a)	$430,285,946	$200,814,285	$261,975,156	$797,267,266	$494,124,819	$981,190	$351,568,128	$286,171,678	$424,723,680	$136,792,536
Receivables:
Investment securities sold	235,224	32,034	566,097	643,156	572,274	40	134,235	190,692	220,743	60,578
Sub-account units sold	1,877,293	416,605	422,213	771,173	1,993,057	45,465	147,000	108,599	199,005	79,457
Total assets	432,398,463	201,262,924	262,963,466	798,681,595	496,690,150	1,026,695	351,849,363	286,470,969	425,143,428	136,932,571

Liabilities
Payables:
Investment securities purchased	1,877,293	416,605	422,213	771,173	1,993,057	45,465	147,000	108,599	199,005	79,457
Sub-account units redeemed	217,859	23,984	555,346	609,386	551,873	-	119,616	178,805	203,381	54,975
Insurance fees due to Jackson	17,365	8,050	10,751	33,770	20,401	40	14,619	11,887	17,362	5,603
Total liabilities	2,112,517	448,639	988,310	1,414,329	2,565,331	45,505	281,235	299,291	419,748	140,035
Net assets (Note 7)	$430,285,946	$200,814,285	$261,975,156	$797,267,266	$494,124,819	$981,190	$351,568,128	$286,171,678	$424,723,680	$136,792,536

(a) Investment shares	42,309,336	21,756,694	27,035,620	78,548,499	49,861,233	94,710	39,193,771	13,025,566	19,958,820	18,920,129
Investments at cost	$430,479,161	$223,427,827	$286,941,165	$789,013,338	$502,783,913	$959,021	$363,318,681	$277,003,343	$387,414,797	$138,299,728

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Assets
Investments, at value (a)	$624,638,253	$1,002,735,899	$150,196,888	$3,209,081	$830,111,442	$159,531,090	$310,556,587	$261,575,730	$576,803,500	$325,784,260
Receivables:
Investment securities sold	869,926	206,745	59,096	129	552,777	97,822	30,369	371,786	220,939	252,568
Sub-account units sold	2,969,833	1,111,775	134,553	134,595	1,826,586	88,364	626,364	281,144	637,415	156,921
Total assets	628,478,012	1,004,054,419	150,390,537	3,343,805	832,490,805	159,717,276	311,213,320	262,228,660	577,661,854	326,193,749

Liabilities
Payables:
Investment securities purchased	2,969,833	1,111,775	134,553	134,595	1,826,586	88,364	626,364	281,144	637,415	156,921
Sub-account units redeemed	843,444	163,735	52,914	-	517,618	91,110	17,591	360,667	196,454	238,819
Insurance fees due to Jackson	26,482	43,010	6,182	129	35,159	6,712	12,778	11,119	24,485	13,749
Total liabilities	3,839,759	1,318,520	193,649	134,724	2,379,363	186,186	656,733	652,930	858,354	409,489
Net assets (Note 7)	$624,638,253	$1,002,735,899	$150,196,888	$3,209,081	$830,111,442	$159,531,090	$310,556,587	$261,575,730	$576,803,500	$325,784,260

(a) Investment shares	30,984,040	116,868,986	19,972,990	318,994	83,512,218	23,154,004	37,780,607	24,469,198	47,201,596	27,080,986
Investments at cost	$631,005,224	$1,018,051,655	$157,832,378	$3,202,813	$824,375,312	$168,445,652	$306,374,466	$241,248,963	$576,714,568	$356,842,200

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S.Government & Quality Bond Portfolio
Assets
Investments, at value (a)	$282,267,994	$92,895,322	$408,951,982	$283,950,685	$301,830,861	$167,007,878	$1,322,819,085	$263,257,829	$199,952,299	$715,933,527
Receivables:
Investment securities sold	237,961	53,423	406,530	233,224	569,426	100,311	394,985	87,431	219,462	1,801,201
Sub-account units sold	335,792	26,040	378,958	217,897	577,328	109,543	1,156,211	226,328	272,228	2,010,626
Total assets	282,841,747	92,974,785	409,737,470	284,401,806	302,977,615	167,217,732	1,324,370,281	263,571,588	200,443,989	719,745,354

Liabilities
Payables:
Investment securities purchased	335,792	26,040	378,958	217,897	577,328	109,543	1,156,211	226,328	272,228	2,010,626
Sub-account units redeemed	225,998	49,511	389,314	221,437	556,541	93,218	339,759	76,183	211,114	1,769,939
Insurance fees due to Jackson	11,963	3,912	17,216	11,787	12,885	7,093	55,226	11,248	8,348	31,262
Total liabilities	573,753	79,463	785,488	451,121	1,146,754	209,854	1,551,196	313,759	491,690	3,811,827
Net assets (Note 7)	$282,267,994	$92,895,322	$408,951,982	$283,950,685	$301,830,861	$167,007,878	$1,322,819,085	$263,257,829	$199,952,299	$715,933,527

(a) Investment shares	29,525,941	12,707,978	52,767,998	29,701,954	25,731,531	13,307,401	125,266,959	41,457,926	10,613,179	51,506,009
Investments at cost	$286,612,069	$93,025,207	$436,773,960	$294,479,907	$304,524,307	$163,604,009	$1,385,005,733	$323,230,786	$195,503,466	$690,182,012

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio
Assets
Investments, at value (a)	$738,739,472	$206,247,683	$54,018,976	$28,846,795	$244,930,462	$501,983,815	$597,159,838	$53,185,018	$107,188,662	$491,868,277
Receivables:
Investment securities sold	388,139	89,491	31,409	6,221	739,435	877,101	1,286,792	176,877	77,903	752,257
Sub-account units sold	378,626	232,028	113,562	37,717	21,288	603,644	848,126	27,248	522,874	1,971,479
Total assets	739,506,237	206,569,202	54,163,947	28,890,733	245,691,185	503,464,560	599,294,756	53,389,143	107,789,439	494,592,013

Liabilities
Payables:
Investment securities purchased	378,626	232,028	113,562	37,717	21,288	603,644	848,126	27,248	522,874	1,971,479
Sub-account units redeemed	357,088	80,722	29,105	5,010	729,300	855,514	1,260,977	174,531	73,292	730,934
Insurance fees due to Jackson	31,051	8,769	2,304	1,211	10,135	21,587	25,815	2,346	4,611	21,323
Total liabilities	766,765	321,519	144,971	43,938	760,723	1,480,745	2,134,918	204,125	600,777	2,723,736
Net assets (Note 7)	$738,739,472	$206,247,683	$54,018,976	$28,846,795	$244,930,462	$501,983,815	$597,159,838	$53,185,018	$107,188,662	$491,868,277

(a) Investment shares	75,151,523	18,991,499	4,107,907	2,768,406	30,886,565	37,857,000	49,311,300	16,314,423	10,179,360	41,648,457
Investments at cost	$796,546,653	$207,741,369	$57,188,484	$32,360,137	$235,975,163	$453,022,490	$578,846,546	$54,239,275	$99,542,750	$426,985,031

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio
Assets
Investments, at value (a)	$296,677,537	$3,374,671	$19,792,732	$151,290,663	$400,432,543	$50,621,864	$252,885,376	$380,323,403	$407,504,533	$2,666,783,605
Receivables:
Investment securities sold	121,934	342	4,214	67,923	531,723	30,210	159,659	913,982	187,318	1,137,261
Sub-account units sold	1,842,838	67,909	7,396	309,959	463,991	14,756	516,968	1,439,232	488,752	1,034,038
Total assets	298,642,309	3,442,922	19,804,342	151,668,545	401,428,257	50,666,830	253,562,003	382,676,617	408,180,603	2,668,954,904

Liabilities
Payables:
Investment securities purchased	1,842,838	67,909	7,396	309,959	463,991	14,756	516,968	1,439,232	488,752	1,034,038
Sub-account units redeemed	109,189	198	3,395	61,255	514,277	28,067	148,789	898,574	170,008	1,020,683
Insurance fees due to Jackson	12,745	144	819	6,668	17,446	2,143	10,870	15,408	17,310	116,578
Total liabilities	1,964,772	68,251	11,610	377,882	995,714	44,966	676,627	2,353,214	676,070	2,171,299
Net assets (Note 7)	$296,677,537	$3,374,671	$19,792,732	$151,290,663	$400,432,543	$50,621,864	$252,885,376	$380,323,403	$407,504,533	$2,666,783,605

(a) Investment shares	43,437,414	371,660	2,011,456	24,362,426	25,767,860	4,789,202	20,263,251	40,851,064	38,371,425	324,032,030
Investments at cost	$320,664,141	$3,357,375	$23,096,122	$162,194,694	$404,128,548	$49,782,269	$239,349,840	$359,511,697	$472,336,945	$3,250,153,679

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio
Assets
Investments, at value (a)	$325,679,592	$147,276,166	$66,406,850	$796,202,477	$41,344,163	$205,873,814	$53,978,700	$463,970,392	$892,032,456	$158,327,332
Receivables:
Investment securities sold	62,797	1,953,676	44,594	566,469	13,970	352,075	62,714	444,368	619,867	262,781
Sub-account units sold	74,149	188,125	34,702	601,941	22,403	219,841	115,290	541,917	655,172	180,888
Total assets	325,816,538	149,417,967	66,486,146	797,370,887	41,380,536	206,445,730	54,156,704	464,956,677	893,307,495	158,771,001

Liabilities
Payables:
Investment securities purchased	74,149	188,125	34,702	601,941	22,403	219,841	115,290	541,917	655,172	180,888
Sub-account units redeemed	48,590	1,947,110	41,723	531,434	12,267	343,161	60,417	424,369	582,290	255,936
Insurance fees due to Jackson	14,207	6,566	2,871	35,035	1,703	8,914	2,297	19,999	37,577	6,845
Total liabilities	136,946	2,141,801	79,296	1,168,410	36,373	571,916	178,004	986,285	1,275,039	443,669
Net assets (Note 7)	$325,679,592	$147,276,166	$66,406,850	$796,202,477	$41,344,163	$205,873,814	$53,978,700	$463,970,392	$892,032,456	$158,327,332

(a) Investment shares	41,487,846	12,620,066	12,184,743	29,026,704	3,480,148	22,256,629	5,092,330	36,247,687	85,117,601	15,944,344
Investments at cost	$372,226,490	$140,270,019	$90,581,291	$768,525,017	$42,077,456	$254,142,619	$50,320,200	$461,736,229	$844,399,652	$156,665,019

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio
Assets
Investments, at value (a)	$239,194,860	$411,164,252	$313,873,224	$366,235,557	$244,473,860	$284,665,622	$100,654,513	$272,733,798	$1,526,238,655	$2,980,926,848
Receivables:
Investment securities sold	376,966	410,110	1,069,827	166,119	78,475	122,825	73,897	173,721	604,967	3,563,837
Sub-account units sold	278,048	256,355	146,731	172,983	50,283	492,470	85,597	353,613	2,478,220	3,999,882
Total assets	239,849,874	411,830,717	315,089,782	366,574,659	244,602,618	285,280,917	100,814,007	273,261,132	1,529,321,842	2,988,490,567

Liabilities
Payables:
Investment securities purchased	278,048	256,355	146,731	172,983	50,283	492,470	85,597	353,613	2,478,220	3,999,882
Sub-account units redeemed	366,615	392,459	1,056,267	149,744	67,819	110,874	69,586	162,194	538,859	3,436,540
Insurance fees due to Jackson	10,351	17,651	13,560	16,375	10,656	11,951	4,311	11,527	66,108	127,297
Total liabilities	655,014	666,465	1,216,558	339,102	128,758	615,295	159,494	527,334	3,083,187	7,563,719
Net assets (Note 7)	$239,194,860	$411,164,252	$313,873,224	$366,235,557	$244,473,860	$284,665,622	$100,654,513	$272,733,798	$1,526,238,655	$2,980,926,848

(a) Investment shares	21,510,329	35,567,842	44,647,685	36,189,284	36,929,586	29,807,919	14,277,236	45,304,618	118,958,586	237,334,940
Investments at cost	$295,108,286	$396,333,569	$300,707,405	$475,994,922	$293,163,344	$304,395,787	$118,728,884	$350,116,619	$1,471,660,858	$2,983,943,122

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio
Assets
Investments, at value (a)	$129,210,316	$870,828,267	$87,885,858	$65,195,273	$97,153,573	$308,656,825	$956,114,424	$153,398,260	$529,068,741	$197,439,929
Receivables:
Investment securities sold	158,512	334,824	248,575	27,648	69,341	114,969	147,599	811,192	101,352	725,622
Sub-account units sold	164,288	3,317,596	159,527	176,286	32,305	164,762	330,478	1,152,883	5,063,262	357,960
Total assets	129,533,116	874,480,687	88,293,960	65,399,207	97,255,219	308,936,556	956,592,501	155,362,335	534,233,355	198,523,511

Liabilities
Payables:
Investment securities purchased	164,288	3,317,596	159,527	176,286	32,305	164,762	330,478	1,152,883	5,063,262	357,960
Sub-account units redeemed	152,838	297,138	244,748	24,811	65,287	102,024	106,655	804,710	79,071	717,068
Insurance fees due to Jackson	5,674	37,686	3,827	2,837	4,054	12,945	40,944	6,482	22,281	8,554
Total liabilities	322,800	3,652,420	408,102	203,934	101,646	279,731	478,077	1,964,075	5,164,614	1,083,582
Net assets (Note 7)	$129,210,316	$870,828,267	$87,885,858	$65,195,273	$97,153,573	$308,656,825	$956,114,424	$153,398,260	$529,068,741	$197,439,929

(a) Investment shares	12,831,213	133,767,783	8,986,284	7,752,113	8,552,251	42,573,355	87,556,266	14,008,973	49,445,677	19,943,427
Investments at cost	$128,482,646	$885,641,651	$91,222,298	$73,767,162	$100,476,107	$392,251,238	$847,077,375	$147,118,182	$489,919,551	$205,552,635

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Assets
Investments, at value (a)	$748,866,350	$1,187,613,643	$2,273,055,809	$1,942,414,122	$3,240,548,028	$80,014,712	$901,594,022	$1,176,490,950	$493,476,706	$431,971,301
Receivables:
Investment securities sold	137,086	359,211	1,385,114	3,968,090	804,626	252,610	538,289	2,830,144	346,520	262,990
Sub-account units sold	351,639	1,467,910	1,077,763	1,884,909	5,609,445	191,050	862,717	572,082	695,780	439,430
Total assets	749,355,075	1,189,440,764	2,275,518,686	1,948,267,121	3,246,962,099	80,458,372	902,995,028	1,179,893,176	494,519,006	432,673,721

Liabilities
Payables:
Investment securities purchased	351,639	1,467,910	1,077,763	1,884,909	5,609,445	191,050	862,717	572,082	695,780	439,430
Sub-account units redeemed	106,477	308,155	1,291,721	3,886,363	670,241	249,139	501,001	2,780,945	325,291	244,645
Insurance fees due to Jackson	30,609	51,056	93,393	81,727	134,385	3,471	37,288	49,199	21,229	18,345
Total liabilities	488,725	1,827,121	2,462,877	5,852,999	6,414,071	443,660	1,401,006	3,402,226	1,042,300	702,420
Net assets (Note 7)	$748,866,350	$1,187,613,643	$2,273,055,809	$1,942,414,122	$3,240,548,028	$80,014,712	$901,594,022	$1,176,490,950	$493,476,706	$431,971,301

(a) Investment shares	65,062,237	108,358,909	212,435,122	173,740,083	287,537,536	9,239,574	42,994,469	43,800,854	49,795,833	41,258,004
Investments at cost	$744,203,550	$1,181,169,006	$2,269,116,322	$1,916,232,749	$3,251,816,450	$84,879,999	$835,866,622	$1,186,425,527	$495,739,509	$435,924,135

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Assets
Investments, at value (a)	$1,709,810,948	$1,010,792,969	$362,133,240
Receivables:
Investment securities sold	828,406	3,201,261	546,716
Sub-account units sold	2,343,205	4,323,894	235,491
Total assets	1,712,982,559	1,018,318,124	362,915,447

Liabilities
Payables:
Investment securities purchased	2,343,205	4,323,894	235,491
Sub-account units redeemed	759,621	3,157,041	531,647
Insurance fees due to Jackson	68,785	44,220	15,069
Total liabilities	3,171,611	7,525,155	782,207
Net assets (Note 7)	$1,709,810,948	$1,010,792,969	$362,133,240

(a) Investment shares	101,713,917	1,010,792,969	21,517,127
Investments at cost	$1,610,971,478	$1,010,792,969	$349,523,742

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	JNL/American Funds Global Small Capitalization Portfolio
Investment income
Dividends	$1,658,519	$5,130,430	$4,723,200	$7,496,251	$10,201,017	$12,399,370	$6,728,661	$1,782,353	$2,258,184	$391,238

Expenses
Insurance charges (Note 3)	2,278,553	5,781,851	6,223,762	10,769,361	17,031,628	21,487,170	14,132,226	3,915,074	3,369,764	1,583,115
Total expenses	2,278,553	5,781,851	6,223,762	10,769,361	17,031,628	21,487,170	14,132,226	3,915,074	3,369,764	1,583,115
Net investment income (loss)	(620,034)	(651,421)	(1,500,562)	(3,273,110)	(6,830,611)	(9,087,800)	(7,403,565)	(2,132,721)	(1,111,580)	(1,191,877)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	704,467	1,421,202	2,146,459	2,581,075	498	142,445	63,183
Investments	3,572,468	5,386,294	6,125,351	8,135,383	13,141,893	18,388,440	13,518,465	504,405	2,303,332	(159,191)
Net change in unrealized appreciation
(depreciation) on investments	(11,794,460)	(9,394,309)	(17,535,212)	(41,964,351)	(82,671,160)	(116,292,737)	(91,624,919)	(7,738,861)	571,000	(25,548,658)
Net realized and unrealized gain (loss)	(8,221,992)	(4,008,015)	(11,409,861)	(33,124,501)	(68,108,065)	(95,757,838)	(75,525,379)	(7,233,958)	3,016,777	(25,644,666)

Net increase (decrease) in net assets
from operations	$(8,842,026)	$(4,659,436)	$(12,910,423)	$(36,397,611)	$(74,938,676)	$(104,845,638)	$(82,928,944)	$(9,366,679)	$1,905,197	$(26,836,543)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Investment income
Dividends	$1,617,396	$1,169,617	$1,206,899	$4,668,057	$2,002,429	$-	$3,832,728	$2,808,820	$1,385,812	$696,814

Expenses
Insurance charges (Note 3)	4,519,234	2,354,325	2,989,515	12,639,466	4,485,944	399	5,389,183	4,529,123	6,089,668	1,873,577
Total expenses	4,519,234	2,354,325	2,989,515	12,639,466	4,485,944	399	5,389,183	4,529,123	6,089,668	1,873,577
Net investment income (loss)	(2,901,838)	(1,184,708)	(1,782,616)	(7,971,409)	(2,483,515)	(399)	(1,556,455)	(1,720,303)	(4,703,856)	(1,176,763)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	118,141	-	-	4,547	-	-	-	-	-
Investments	1,049,178	(731,588)	(1,020,217)	25,601,623	245,072	289	1,396,155	5,719,008	12,763,201	535,049
Net change in unrealized appreciation
(depreciation) on investments	(13,642,326)	(30,346,697)	(33,970,481)	(104,708,374)	(12,017,840)	22,169	(23,051,421)	(22,846,681)	(11,885,971)	(3,153,413)
Net realized and unrealized gain (loss)	(12,593,148)	(30,960,144)	(34,990,698)	(79,106,751)	(11,768,221)	22,458	(21,655,266)	(17,127,673)	877,230	(2,618,364)

Net increase (decrease) in net assets
from operations	$(15,494,986)	$(32,144,852)	$(36,773,314)	$(87,078,160)	$(14,251,736)	$22,059	$(23,211,721)	$(18,847,976)	$(3,826,626)	$(3,795,127)

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter-national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Investment income
Dividends	$-	$14,848,036	$1,364,228	$-	$32,488,367	$2,407,793	$7,321,869	$699,685	$10,670,410	$17,249,119

Expenses
Insurance charges (Note 3)	8,683,707	15,964,049	2,160,857	1,417	11,756,283	2,428,900	4,236,743	3,867,439	7,790,653	5,779,872
Total expenses	8,683,707	15,964,049	2,160,857	1,417	11,756,283	2,428,900	4,236,743	3,867,439	7,790,653	5,779,872
Net investment income (loss)	(8,683,707)	(1,116,013)	(796,629)	(1,417)	20,732,084	(21,107)	3,085,126	(3,167,754)	2,879,757	11,469,247

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	34,918,191	-	-	-	-	-	-	-	19,186,832	8,436,835
Investments	27,995,004	4,483,644	1,063,103	30	11,492,218	5,435,099	3,293,661	9,212,655	7,390,716	12,014,937
Net change in unrealized appreciation
(depreciation) on investments	(82,870,232)	(35,103,309)	(13,647,319)	6,268	(27,336,572)	(32,633,737)	(14,641,324)	(21,295,070)	(7,471,550)	(58,162,357)
Net realized and unrealized gain (loss)	(19,957,037)	(30,619,665)	(12,584,216)	6,298	(15,844,354)	(27,198,638)	(11,347,663)	(12,082,415)	19,105,998	(37,710,585)

Net increase (decrease) in net assets
from operations	$(28,640,744)	$(31,735,678)	$(13,380,845)	$4,881	$4,887,730	$(27,219,745)	$(8,262,537)	$(15,250,169)	$21,985,755	$(26,241,338)

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Investment income
Dividends	$1,739,341	$118,923	$11,148,955	$2,034,481	$480,360	$-	$1,728,419	$8,288,977	$-	$15,359,238

Expenses
Insurance charges (Note 3)	4,267,943	1,552,662	6,229,241	4,436,389	4,863,849	2,873,049	18,109,317	4,753,158	3,133,400	8,493,079
Total expenses	4,267,943	1,552,662	6,229,241	4,436,389	4,863,849	2,873,049	18,109,317	4,753,158	3,133,400	8,493,079
Net investment income (loss)	(2,528,602)	(1,433,739)	4,919,714	(2,401,908)	(4,383,489)	(2,873,049)	(16,380,898)	3,535,819	(3,133,400)	6,866,159

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	8,119,586	-	-	-	-	481,040	-	-	-	-
Investments	6,950,259	2,439,616	369,017	2,949,454	10,537,363	8,413,299	6,815,912	(15,001,637)	8,229,209	13,283,320
Net change in unrealized appreciation
(depreciation) on investments	(38,018,459)	(13,894,641)	(42,497,046)	(26,745,659)	(34,207,428)	(19,998,073)	(132,792,229)	(35,245,478)	(27,720,347)	18,928,528
Net realized and unrealized gain (loss)	(22,948,614)	(11,455,025)	(42,128,029)	(23,796,205)	(23,670,065)	(11,103,734)	(125,976,317)	(50,247,115)	(19,491,138)	32,211,848

Net increase (decrease) in net assets
from operations	$(25,477,216)	$(12,888,764)	$(37,208,315)	$(26,198,113)	$(28,053,554)	$(13,976,783)	$(142,357,215)	$(46,711,296)	$(22,624,538)	$39,078,007

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio
Investment income
Dividends	$8,958,627	$1,359,345	$103,249	$206,298	$3,616,086	$12,691,280	$16,060,420	$1,538,122	$458,362	$-

Expenses
Insurance charges (Note 3)	13,835,987	3,150,504	809,540	432,171	3,667,643	7,768,819	8,618,745	921,254	1,275,902	6,182,921
Total expenses	13,835,987	3,150,504	809,540	432,171	3,667,643	7,768,819	8,618,745	921,254	1,275,902	6,182,921
Net investment income (loss)	(4,877,360)	(1,791,159)	(706,291)	(225,873)	(51,557)	4,922,461	7,441,675	616,868	(817,540)	(6,182,921)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	101,510	1,829,774	-	-	5,416,860	-	-	-
Investments	29,070,786	3,527,274	1,612,018	100,237	4,155,388	26,519,660	9,640,742	1,517,614	5,872,911	14,856,051
Net change in unrealized appreciation
(depreciation) on investments	(214,681,740)	(17,024,421)	(9,381,582)	(6,157,657)	(13,212,735)	2,173,778	6,271,641	(5,752,979)	(1,726,478)	51,904,589
Net realized and unrealized gain (loss)	(185,610,954)	(13,497,147)	(7,668,054)	(4,227,646)	(9,057,347)	28,693,438	21,329,243	(4,235,365)	4,146,433	66,760,640

Net increase (decrease) in net assets
from operations	$(190,488,314)	$(15,288,306)	$(8,374,345)	$(4,453,519)	$(9,108,904)	$33,615,899	$28,770,918	$(3,618,497)	$3,328,893	$60,577,719

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio
Investment income
Dividends	$8,128,178	$-	$427,191	$1,296,276	$-	$390,934	$1,996,009	$3,704,134	$12,012,078	$90,895,711

Expenses
Insurance charges (Note 3)	4,154,735	1,166	336,415	2,627,207	7,492,783	787,057	3,384,152	5,300,176	7,252,821	46,333,107
Total expenses	4,154,735	1,166	336,415	2,627,207	7,492,783	787,057	3,384,152	5,300,176	7,252,821	46,333,107
Net investment income (loss)	3,973,443	(1,166)	90,776	(1,330,931)	(7,492,783)	(396,123)	(1,388,143)	(1,596,042)	4,759,257	44,562,604

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	1,040,763	-	-	559,070	-	748,406	-	-
Investments	(11,680,581)	21	162,311	223,188	9,648,569	807,688	2,980,516	7,769,409	(3,967,210)	(125,700,271)
Net change in unrealized appreciation
(depreciation) on investments	19,155,724	17,296	(3,887,517)	(23,832,451)	(46,590,424)	(399,766)	9,701,112	(22,384,803)	(65,558,379)	(25,127,135)
Net realized and unrealized gain (loss)	7,475,143	17,317	(2,684,443)	(23,609,263)	(36,941,855)	966,992	12,681,628	(13,866,988)	(69,525,589)	(150,827,406)

Net increase (decrease) in net assets
from operations	$11,448,586	$16,151	$(2,593,667)	$(24,940,194)	$(44,434,638)	$570,869	$11,293,485	$(15,463,030)	$(64,766,332)	$(106,264,802)

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio
Investment income
Dividends	$6,882,673	$752,452	$1,933,775	$5,928,948	$570,448	$-	$254,749	$3,075,302	$15,630,541	$1,127,721

Expenses
Insurance charges (Note 3)	6,039,675	2,100,924	1,570,566	12,534,833	571,920	3,949,222	793,585	7,796,127	13,251,112	2,521,386
Total expenses	6,039,675	2,100,924	1,570,566	12,534,833	571,920	3,949,222	793,585	7,796,127	13,251,112	2,521,386
Net investment income (loss)	842,998	(1,348,472)	363,209	(6,605,885)	(1,472)	(3,949,222)	(538,836)	(4,720,825)	2,379,429	(1,393,665)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	1,351,614	-	-	21,935,844	6,244,594	6,502,999
Investments	(3,579,929)	8,483,162	(5,822,493)	24,526,751	1,064,164	(15,214,404)	2,854,089	23,607,911	31,520,043	10,766,000
Net change in unrealized appreciation
(depreciation) on investments	(39,484,234)	(8,655,479)	(21,031,088)	(28,296,063)	(3,767,774)	(25,669,504)	(2,832,652)	(63,720,094)	(42,818,485)	(32,508,098)
Net realized and unrealized gain (loss)	(43,064,163)	(172,317)	(26,853,581)	(3,769,312)	(1,351,996)	(40,883,908)	21,437	(18,176,339)	(5,053,848)	(15,239,099)
Net increase (decrease) in net assets
from operations	$(42,221,165)	$(1,520,789)	$(26,490,372)	$(10,375,197)	$(1,353,468)	$(44,833,130)	$(517,399)	$(22,897,164)	$(2,674,419)	$(16,632,764)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio
Investment income
Dividends	$2,581,150	$3,323,974	$614,471	$-	$3,516,373	$1,762,427	$505,676	$1,089,048	$11,756,917	$84,996,665

Expenses
Insurance charges (Note 3)	4,130,968	6,861,654	4,891,408	7,745,507	4,303,825	4,372,293	1,922,950	5,004,843	18,800,774	41,525,125
Total expenses	4,130,968	6,861,654	4,891,408	7,745,507	4,303,825	4,372,293	1,922,950	5,004,843	18,800,774	41,525,125
Net investment income (loss)	(1,549,818)	(3,537,680)	(4,276,937)	(7,745,507)	(787,452)	(2,609,866)	(1,417,274)	(3,915,795)	(7,043,857)	43,471,540

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	13,663,454	6,895,799	-	-	-	7,883,223	17,680,768	59,195,901	3,605,515
Investments	(23,580,986)	23,665,312	18,492,668	(14,998,903)	(11,812,723)	221,224	5,644,409	5,153,951	28,391,246	10,266,023
Net change in unrealized appreciation
(depreciation) on investments	25,106,161	(61,192,565)	(30,635,866)	(96,327,138)	(1,275,734)	(29,553,222)	(42,633,423)	(125,975,949)	26,056,046	21,250,622
Net realized and unrealized gain (loss)	1,525,175	(23,863,799)	(5,247,399)	(111,326,041)	(13,088,457)	(29,331,998)	(29,105,791)	(103,141,230)	113,643,193	35,122,160

Net increase (decrease) in net assets
from operations	$(24,643)	$(27,401,479)	$(9,524,336)	$(119,071,548)	$(13,875,909)	$(31,941,864)	$(30,523,065)	$(107,057,025)	$106,599,336	$78,593,700

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio
Investment income
Dividends	$-	$56,518,488	$106,613	$134,269	$1,232,654	$32,260,260	$43,069,610	$1,025,286	$5,985,080	$1,482,691

Expenses
Insurance charges (Note 3)	892,220	12,836,600	1,683,920	1,119,209	1,677,114	5,765,276	13,630,189	1,564,851	5,006,165	2,420,621
Total expenses	892,220	12,836,600	1,683,920	1,119,209	1,677,114	5,765,276	13,630,189	1,564,851	5,006,165	2,420,621
Net investment income (loss)	(892,220)	43,681,888	(1,577,307)	(984,940)	(444,460)	26,494,984	29,439,421	(539,565)	978,915	(937,930)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	923,926	5,485,478	-	7,439,634	3,984,343	9,059,477	6,056,922	11,698,766
Investments	(979,323)	33,871,368	2,229,083	(213,540)	159,361	11,964,825	43,715,323	6,070,286	11,289,252	3,042,753
Net change in unrealized appreciation
(depreciation) on investments	727,670	(53,312,026)	(15,500,672)	(14,059,198)	(9,035,759)	(136,194,950)	(43,842,978)	(5,095,398)	18,982,334	(13,625,913)
Net realized and unrealized gain (loss)	(251,653)	(19,440,658)	(12,347,663)	(8,787,260)	(8,876,398)	(116,790,491)	3,856,688	10,034,365	36,328,508	1,115,606

Net increase (decrease) in net assets
from operations	$(1,143,873)	$24,241,230	$(13,924,970)	$(9,772,200)	$(9,320,858)	$(90,295,507)	$33,296,109	$9,494,800	$37,307,423	$177,676

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Investment income
Dividends	$4,952,400	$24,434,418	$15,937,598	$34,811,982	$49,765,809	$868,956	$-	$184,087	$5,154,085	$5,910,451

Expenses
Insurance charges (Note 3)	11,288,518	16,091,091	32,893,514	27,153,076	46,143,921	1,121,971	13,238,389	17,474,671	6,327,784	6,722,841
Total expenses	11,288,518	16,091,091	32,893,514	27,153,076	46,143,921	1,121,971	13,238,389	17,474,671	6,327,784	6,722,841
Net investment income (loss)	(6,336,118)	8,343,327	(16,955,916)	7,658,906	3,621,888	(253,015)	(13,238,389)	(17,290,584)	(1,173,699)	(812,390)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	15,567,055	11,156,256	16,854,176	55,870,650	4,014,520	-	98,678,675	-	-
Investments	13,311,715	13,410,232	22,739,508	18,335,298	31,187,273	1,320,634	27,711,857	41,678,939	1,010,047	3,102,219
Net change in unrealized appreciation
(depreciation) on investments	(60,089,470)	(23,254,846)	(131,808,284)	(61,564,342)	(189,817,685)	(9,552,230)	(44,647,287)	(171,994,360)	(1,372,538)	(20,409,752)
Net realized and unrealized gain (loss)	(46,777,755)	5,722,441	(97,912,520)	(26,374,868)	(102,759,762)	(4,217,076)	(16,935,430)	(31,636,746)	(362,491)	(17,307,533)

Net increase (decrease) in net assets
from operations	$(53,113,873)	$14,065,768	$(114,868,436)	$(18,715,962)	$(99,137,874)	$(4,470,091)	$(30,173,819)	$(48,927,330)	$(1,536,190)	$(18,119,923)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$17,453,370	$27,511	$3,766,950

Expenses
Insurance charges (Note 3)	21,780,281	13,910,932	5,587,477
Total expenses	21,780,281	13,910,932	5,587,477
Net investment income (loss)	(4,326,911)	(13,883,421)	(1,820,527)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	8,225	-
Investments	18,280,982	-	7,716,798
Net change in unrealized appreciation
(depreciation) on investments	8,658,030	-	(19,747,706)
Net realized and unrealized gain (loss)	26,939,012	8,225	(12,030,908)

Net increase (decrease) in net assets
from operations	$22,612,101	$(13,875,196)	$(13,851,435)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	JNL/American Funds Global Small Capitalization Portfolio
Operations
Net investment income (loss)	$(620,034)	$(651,421)	$(1,500,562)	$(3,273,110)	$(6,830,611)	$(9,087,800)	$(7,403,565)	$(2,132,721)	$(1,111,580)	$(1,191,877)
Net realized gain (loss) on investments	3,572,468	5,386,294	6,125,351	8,839,850	14,563,095	20,534,899	16,099,540	504,903	2,445,777	(96,008)
Net change in unrealized appreciation
(depreciation) on investments	(11,794,460)	(9,394,309)	(17,535,212)	(41,964,351)	(82,671,160)	(116,292,737)	(91,624,919)	(7,738,861)	571,000	(25,548,658)
Net increase (decrease) in net assets
from operations	(8,842,026)	(4,659,436)	(12,910,423)	(36,397,611)	(74,938,676)	(104,845,638)	(82,928,944)	(9,366,679)	1,905,197	(26,836,543)

Contract transactions 1
Purchase payments (Note 4)	59,296,889	112,373,938	147,223,826	292,273,273	498,116,382	700,054,602	322,886,987	206,652,463	128,704,968	71,703,643
Surrenders and terminations	(5,489,782)	(18,019,897)	(17,265,925)	(23,419,243)	(31,718,489)	(43,179,291)	(29,827,829)	(8,766,715)	(9,760,057)	(3,871,959)
Transfers between portfolios	(3,323,022)	18,456,006	10,194,085	55,844,885	103,306,241	176,445,206	55,772,290	54,651,900	104,632,751	6,979,688
Net annuitization transactions	-	(148,034)	(4,064)	(57,937)	(140,189)	(165,712)	(12,540)	-	(38,917)	(9,323)
Policyholder charges (Note 3)	(1,457,889)	(3,549,089)	(4,234,444)	(8,291,235)	(12,008,235)	(14,472,429)	(9,335,527)	(2,802,789)	(1,971,391)	(1,053,589)
Net increase (decrease) in net assets
from contract transactions	49,026,196	109,112,924	135,913,478	316,349,743	557,555,710	818,682,376	339,483,381	249,734,859	221,567,354	73,748,460

Net increase (decrease) in net assets	40,184,170	104,453,488	123,003,055	279,952,132	482,617,034	713,836,738	256,554,437	240,368,180	223,472,551	46,911,917

Net assets beginning of period	128,515,931	322,588,300	350,989,460	591,939,573	866,695,998	1,045,301,753	686,358,529	139,612,327	99,514,336	74,487,499

Net assets end of period	$168,700,101	$427,041,788	$473,992,515	$871,891,705	$1,349,313,032	$1,759,138,491	$942,912,966	$379,980,507	$322,986,887	$121,399,416

1 Contract unit transactions
Units Outstanding at December 31, 2010	14,918,939	33,094,425	38,463,113	42,185,248	58,740,930	68,822,452	43,557,555	13,567,703	9,619,088	6,747,710

Units Issued	9,853,352	16,201,714	18,769,682	26,413,853	45,090,362	63,280,048	29,485,451	28,102,396	26,926,080	9,442,843
Units Redeemed	(4,282,606)	(5,145,786)	(4,093,581)	(3,916,041)	(7,363,643)	(8,814,037)	(8,811,696)	(3,716,803)	(6,157,764)	(2,337,788)

Units Outstanding at December 31, 2011	20,489,685	44,150,353	53,139,214	64,683,060	96,467,649	123,288,463	64,231,310	37,953,296	30,387,404	13,852,765

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Operations
Net investment income (loss)	$(2,901,838)	$(1,184,708)	$(1,782,616)	$(7,971,409)	$(2,483,515)	$(399)	$(1,556,455)	$(1,720,303)	$(4,703,856)	$(1,176,763)
Net realized gain (loss) on investments	1,049,178	(613,447)	(1,020,217)	25,601,623	249,619	289	1,396,155	5,719,008	12,763,201	535,049
Net change in unrealized appreciation
(depreciation) on investments	(13,642,326)	(30,346,697)	(33,970,481)	(104,708,374)	(12,017,840)	22,169	(23,051,421)	(22,846,681)	(11,885,971)	(3,153,413)
Net increase (decrease) in net assets
from operations	(15,494,986)	(32,144,852)	(36,773,314)	(87,078,160)	(14,251,736)	22,059	(23,211,721)	(18,847,976)	(3,826,626)	(3,795,127)

Contract transactions 1
Purchase payments (Note 4)	255,371,468	119,476,488	133,363,620	232,230,476	235,171,864	217,311	65,079,013	40,397,139	75,688,295	41,320,708
Surrenders and terminations	(10,789,540)	(4,679,645)	(5,199,804)	(44,013,459)	(11,060,620)	(583)	(24,060,967)	(17,651,305)	(21,476,967)	(9,141,866)
Transfers between portfolios	39,702,283	21,889,400	44,264,324	17,151,901	115,022,485	742,548	(2,979,390)	(5,438,510)	(17,981,993)	(518,664)
Net annuitization transactions	-	-	-	(56,803)	(11,762)	-	(45,482)	(201,932)	(152,396)	(53,244)
Policyholder charges (Note 3)	(3,152,747)	(1,643,760)	(1,964,168)	(6,589,266)	(2,781,408)	(145)	(2,526,179)	(2,075,210)	(3,203,558)	(871,433)
Net increase (decrease) in net assets
from contract transactions	281,131,464	135,042,483	170,463,972	198,722,849	336,340,559	959,131	35,466,995	15,030,182	32,873,381	30,735,501

Net increase (decrease) in net assets	265,636,478	102,897,631	133,690,658	111,644,689	322,088,823	981,190	12,255,274	(3,817,794)	29,046,755	26,940,374

Net assets beginning of period	164,649,468	97,916,654	128,284,498	685,622,577	172,035,996	-	339,312,854	289,989,472	395,676,925	109,852,162

Net assets end of period	$430,285,946	$200,814,285	$261,975,156	$797,267,266	$494,124,819	$981,190	$351,568,128	$286,171,678	$424,723,680	$136,792,536

1 Contract unit transactions
Units Outstanding at December 31, 2010	15,914,490	9,113,437	11,407,446	61,152,359	16,678,369	-	29,149,270	11,595,019	15,939,333	6,677,327

Units Issued	31,541,305	14,785,933	19,234,983	31,680,096	41,004,310	94,854	6,108,826	2,144,986	3,934,098	4,111,732
Units Redeemed	(4,261,256)	(1,749,669)	(3,055,408)	(14,993,053)	(7,119,630)	(71)	(3,134,242)	(1,628,999)	(2,762,806)	(2,347,067)

Units Outstanding at December 31, 2011	43,194,539	22,149,701	27,587,021	77,839,402	50,563,049	94,783	32,123,854	12,111,006	17,110,625	8,441,992

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Operations
Net investment income (loss)	$(8,683,707)	$(1,116,013)	$(796,629)	$(1,417)	$20,732,084	$(21,107)	$3,085,126	$(3,167,754)	$2,879,757	$11,469,247
Net realized gain (loss) on investments	62,913,195	4,483,644	1,063,103	30	11,492,218	5,435,099	3,293,661	9,212,655	26,577,548	20,451,772
Net change in unrealized appreciation
(depreciation) on investments	(82,870,232)	(35,103,309)	(13,647,319)	6,268	(27,336,572)	(32,633,737)	(14,641,324)	(21,295,070)	(7,471,550)	(58,162,357)
Net increase (decrease) in net assets
from operations	(28,640,744)	(31,735,678)	(13,380,845)	4,881	4,887,730	(27,219,745)	(8,262,537)	(15,250,169)	21,985,755	(26,241,338)

Contract transactions 1
Purchase payments (Note 4)	181,873,285	164,815,206	43,121,414	918,770	192,664,107	42,418,478	87,664,762	70,525,071	108,550,423	87,373,019
Surrenders and terminations	(33,481,900)	(62,602,000)	(7,465,304)	(4,576)	(48,348,521)	(6,777,575)	(12,830,254)	(14,497,788)	(44,364,000)	(19,480,881)
Transfers between portfolios	94,282,353	(39,986,241)	8,204,756	2,290,999	39,263,754	5,004,431	4,397,343	(13,236,806)	22,770,743	(76,421,905)
Net annuitization transactions	(102,319)	(117,859)	(44,807)	-	(320,974)	(1,384)	(43,527)	(35,380)	(271,540)	(67,897)
Policyholder charges (Note 3)	(4,116,309)	(7,807,821)	(1,229,727)	(993)	(5,738,125)	(1,369,836)	(2,460,785)	(1,925,429)	(3,412,094)	(3,181,414)
Net increase (decrease) in net assets
from contract transactions	238,455,110	54,301,285	42,586,332	3,204,200	177,520,241	39,274,114	76,727,539	40,829,668	83,273,532	(11,779,078)

Net increase (decrease) in net assets	209,814,366	22,565,607	29,205,487	3,209,081	182,407,971	12,054,369	68,465,002	25,579,499	105,259,287	(38,020,416)

Net assets beginning of period	414,823,887	980,170,292	120,991,401	-	647,703,471	147,476,721	242,091,585	235,996,231	471,544,213	363,804,676

Net assets end of period	$624,638,253	$1,002,735,899	$150,196,888	$3,209,081	$830,111,442	$159,531,090	$310,556,587	$261,575,730	$576,803,500	$325,784,260

1 Contract unit transactions
Units Outstanding at December 31, 2010	15,142,152	112,772,596	15,358,004	-	59,310,951	18,483,528	29,259,274	18,697,509	21,206,321	27,288,795

Units Issued	14,799,126	18,631,633	8,470,710	319,791	25,425,010	11,169,520	13,357,633	10,394,296	9,284,291	10,819,514
Units Redeemed	(6,324,288)	(12,707,594)	(3,242,762)	(555)	(9,534,053)	(5,950,202)	(4,293,413)	(7,491,534)	(5,830,715)	(12,100,693)

Units Outstanding at December 31, 2011	23,616,990	118,696,635	20,585,952	319,236	75,201,908	23,702,846	38,323,494	21,600,271	24,659,897	26,007,616

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Operations
Net investment income (loss)	$(2,528,602)	$(1,433,739)	$4,919,714	$(2,401,908)	$(4,383,489)	$(2,873,049)	$(16,380,898)	$3,535,819	$(3,133,400)	$6,866,159
Net realized gain (loss) on investments	15,069,845	2,439,616	369,017	2,949,454	10,537,363	8,894,339	6,815,912	(15,001,637)	8,229,209	13,283,320
Net change in unrealized appreciation
(depreciation) on investments	(38,018,459)	(13,894,641)	(42,497,046)	(26,745,659)	(34,207,428)	(19,998,073)	(132,792,229)	(35,245,478)	(27,720,347)	18,928,528
Net increase (decrease) in net
assets from operations	(25,477,216)	(12,888,764)	(37,208,315)	(26,198,113)	(28,053,554)	(13,976,783)	(142,357,215)	(46,711,296)	(22,624,538)	39,078,007

Contract transactions 1
Purchase payments (Note 4)	84,038,079	12,024,020	115,661,081	65,505,057	65,482,978	46,228,148	504,252,800	55,996,572	53,941,474	108,991,707
Surrenders and terminations	(17,031,015)	(5,179,587)	(21,516,642)	(18,906,442)	(23,942,706)	(11,668,057)	(47,471,787)	(20,373,270)	(13,802,447)	(51,236,614)
Transfers between portfolios	7,246,613	(9,782,514)	(406,797)	(7,751,435)	24,004,877	8,035,180	176,228,341	(26,004,398)	12,410,102	131,731,946
Net annuitization transactions	(40,856)	-	(15,721)	(69,798)	(11,911)	(7,586)	(122,280)	(5,203)	(171,480)	(155,009)
Policyholder charges (Note 3)	(2,189,599)	(875,885)	(3,142,171)	(2,086,506)	(2,111,055)	(1,357,380)	(11,338,754)	(1,869,877)	(1,340,870)	(3,580,157)
Net increase (decrease) in net assets
from contract transactions	72,023,222	(3,813,966)	90,579,750	36,690,876	63,422,183	41,230,305	621,548,320	7,743,824	51,036,779	185,751,873

Net increase (decrease) in net assets	46,546,006	(16,702,730)	53,371,435	10,492,763	35,368,629	27,253,522	479,191,105	(38,967,472)	28,412,241	224,829,880

Net assets beginning of period	235,721,988	109,598,052	355,580,547	273,457,922	266,462,232	139,754,356	843,627,980	302,225,301	171,540,058	491,103,647

Net assets end of period	$282,267,994	$92,895,322	$408,951,982	$283,950,685	$301,830,861	$167,007,878	$1,322,819,085	$263,257,829	$199,952,299	$715,933,527

1 Contract unit transactions
Units Outstanding at December 31, 2010	18,038,420	12,702,181	28,707,620	16,716,111	21,671,174	9,143,942	75,383,973	23,387,960	7,588,013	26,521,608

Units Issued	9,980,638	2,343,469	13,839,006	5,787,764	13,253,558	8,240,420	66,465,579	7,259,073	5,474,649	22,205,055
Units Redeemed	(4,582,039)	(2,821,186)	(6,836,121)	(3,676,650)	(8,299,128)	(6,163,939)	(12,237,855)	(6,951,453)	(3,705,263)	(12,860,747)

Units Outstanding at December 31, 2011	23,437,019	12,224,464	35,710,505	18,827,225	26,625,604	11,220,423	129,611,697	23,695,580	9,357,399	35,865,916

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio
Operations
Net investment income (loss)	$(4,877,360)	$(1,791,159)	$(706,291)	$(225,873)	$(51,557)	$4,922,461	$7,441,675	$616,868	$(817,540)	$(6,182,921)
Net realized gain (loss) on investments	29,070,786	3,527,274	1,713,528	1,930,011	4,155,388	26,519,660	15,057,602	1,517,614	5,872,911	14,856,051
Net change in unrealized appreciation
(depreciation) on investments	(214,681,740)	(17,024,421)	(9,381,582)	(6,157,657)	(13,212,735)	2,173,778	6,271,641	(5,752,979)	(1,726,478)	51,904,589
Net increase (decrease) in net assets
from operations	(190,488,314)	(15,288,306)	(8,374,345)	(4,453,519)	(9,108,904)	33,615,899	28,770,918	(3,618,497)	3,328,893	60,577,719

Contract transactions 1
Purchase payments (Note 4)	192,515,370	44,622,485	16,321,061	8,297,406	46,190,536	63,346,876	74,107,842	13,781,871	21,714,232	38,549,588
Surrenders and terminations	(45,103,065)	(16,608,208)	(2,112,988)	(1,160,290)	(13,283,495)	(43,763,559)	(47,786,680)	(3,737,889)	(4,940,366)	(38,364,381)
Transfers between portfolios	(183,900,198)	(1,794,744)	6,426,662	4,319,906	(5,463,653)	(36,256,687)	12,326,278	(12,205,016)	12,905,194	56,031,463
Net annuitization transactions	(72,607)	98,554	(9,380)	-	-	(106,444)	(166,022)	(12,430)	(4,219)	(116,833)
Policyholder charges (Note 3)	(7,282,346)	(1,177,782)	(453,029)	(266,147)	(2,030,332)	(2,384,190)	(3,497,526)	(411,390)	(579,187)	(1,684,588)
Net increase (decrease) in net assets
from contract transactions	(43,842,846)	25,140,305	20,172,326	11,190,875	25,413,056	(19,164,004)	34,983,892	(2,584,854)	29,095,654	54,415,249

Net increase (decrease) in net assets	(234,331,160)	9,851,999	11,797,981	6,737,356	16,304,152	14,451,895	63,754,810	(6,203,351)	32,424,547	114,992,968

Net assets beginning of period	973,070,632	196,395,684	42,220,995	22,109,439	228,626,310	487,531,920	533,405,028	59,388,369	74,764,115	376,875,309

Net assets end of period	$738,739,472	$206,247,683	$54,018,976	$28,846,795	$244,930,462	$501,983,815	$597,159,838	$53,185,018	$107,188,662	$491,868,277

1 Contract unit transactions
Units Outstanding at December 31, 2010	69,140,279	10,055,145	2,869,515	1,761,007	26,355,512	35,166,622	40,776,333	10,912,092	6,641,312	45,319,632

Units Issued	18,507,106	4,732,858	2,625,855	1,495,887	7,169,730	8,061,097	11,537,754	5,169,551	5,965,073	17,484,156
Units Redeemed	(22,969,568)	(3,480,091)	(1,262,794)	(617,509)	(4,266,350)	(9,640,365)	(9,116,967)	(5,856,549)	(3,524,386)	(11,989,384)

Units Outstanding at December 31, 2011	64,677,817	11,307,912	4,232,576	2,639,385	29,258,892	33,587,354	43,197,120	10,225,094	9,081,999	50,814,404

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio
Operations
Net investment income (loss)	$3,973,443	$(1,166)	$90,776	$(1,330,931)	$(7,492,783)	$(396,123)	$(1,388,143)	$(1,596,042)	$4,759,257	$44,562,604
Net realized gain (loss) on investments	(11,680,581)	21	1,203,074	223,188	9,648,569	1,366,758	2,980,516	8,517,815	(3,967,210)	(125,700,271)
Net change in unrealized appreciation
(depreciation) on investments	19,155,724	17,296	(3,887,517)	(23,832,451)	(46,590,424)	(399,766)	9,701,112	(22,384,803)	(65,558,379)	(25,127,135)
Net increase (decrease) in net assets
from operations	11,448,586	16,151	(2,593,667)	(24,940,194)	(44,434,638)	570,869	11,293,485	(15,463,030)	(64,766,332)	(106,264,802)

Contract transactions 1
Purchase payments (Note 4)	48,412,913	866,994	6,112,173	33,711,861	22,374,008	15,366,721	46,451,207	102,234,262	64,230,067	136,755,669
Surrenders and terminations	(17,207,551)	(762)	(979,443)	(10,910,968)	(48,570,905)	(2,000,914)	(13,999,131)	(12,963,812)	(37,847,601)	(210,027,971)
Transfers between portfolios	1,988,274	2,492,920	577,003	(18,143,541)	(49,949,160)	(1,477,818)	51,550,663	7,631,535	(25,311,931)	(288,984,257)
Net annuitization transactions	(32,378)	-	-	2,767	(158,687)	-	(8,619)	(211,899)	(88,537)	(393,586)
Policyholder charges (Note 3)	(1,696,413)	(632)	(210,459)	(1,263,240)	(1,779,074)	(443,130)	(1,587,983)	(3,275,427)	(2,664,572)	(14,783,125)
Net increase (decrease) in net assets
from contract transactions	31,464,845	3,358,520	5,499,274	3,396,879	(78,083,818)	11,444,859	82,406,137	93,414,659	(1,682,574)	(377,433,270)

Net increase (decrease) in net assets	42,913,431	3,374,671	2,905,607	(21,543,315)	(122,518,456)	12,015,728	93,699,622	77,951,629	(66,448,906)	(483,698,072)

Net assets beginning of period	253,764,106	-	16,887,125	172,833,978	522,950,999	38,606,136	159,185,754	302,371,774	473,953,439	3,150,481,677

Net assets end of period	$296,677,537	$3,374,671	$19,792,732	$151,290,663	$400,432,543	$50,621,864	$252,885,376	$380,323,403	$407,504,533	$2,666,783,605

1 Contract unit transactions
Units Outstanding at December 31, 2010	37,320,721	-	1,405,635	22,948,511	37,238,005	3,759,223	13,809,605	31,427,186	31,091,992	285,783,945

Units Issued	11,401,393	373,811	1,958,978	9,476,611	1,791,404	4,343,070	12,561,452	14,332,958	5,727,282	3,175,070
Units Redeemed	(6,865,260)	(155)	(1,559,057)	(9,004,296)	(7,576,349)	(3,237,700)	(6,315,435)	(4,804,542)	(5,985,852)	(38,267,130)

Units Outstanding at December 31, 2011	41,856,854	373,656	1,805,556	23,420,826	31,453,060	4,864,593	20,055,622	40,955,602	30,833,422	250,691,885

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio
Operations
Net investment income (loss)	$842,998	$(1,348,472)	$363,209	$(6,605,885)	$(1,472)	$(3,949,222)	$(538,836)	$(4,720,825)	$2,379,429	$(1,393,665)
Net realized gain (loss) on investments	(3,579,929)	8,483,162	(5,822,493)	24,526,751	2,415,778	(15,214,404)	2,854,089	45,543,755	37,764,637	17,268,999
Net change in unrealized appreciation
(depreciation) on investments	(39,484,234)	(8,655,479)	(21,031,088)	(28,296,063)	(3,767,774)	(25,669,504)	(2,832,652)	(63,720,094)	(42,818,485)	(32,508,098)
Net increase (decrease) in net assets
from operations	(42,221,165)	(1,520,789)	(26,490,372)	(10,375,197)	(1,353,468)	(44,833,130)	(517,399)	(22,897,164)	(2,674,419)	(16,632,764)

Contract transactions 1
Purchase payments (Note 4)	31,690,615	25,351,435	11,550,868	189,579,686	11,555,545	8,919,915	10,041,466	90,815,169	165,949,084	30,868,008
Surrenders and terminations	(25,030,074)	(6,713,341)	(5,492,933)	(49,807,167)	(1,395,180)	(28,178,312)	(2,814,639)	(42,839,498)	(69,941,091)	(9,185,198)
Transfers between portfolios	(45,017,994)	17,231,962	(7,979,908)	79,316,497	(2,657,586)	(18,792,963)	2,302,537	(23,899,380)	(6,949,197)	(20,375,830)
Net annuitization transactions	(25,162)	(4,382)	-	(61,852)	(12,835)	(62,409)	(17,581)	(80,773)	(174,826)	(24,411)
Policyholder charges (Note 3)	(2,417,100)	(908,604)	(546,894)	(5,748,708)	(341,093)	(730,161)	(390,610)	(2,932,835)	(5,178,294)	(1,070,506)
Net increase (decrease) in net assets
from contract transactions	(40,799,715)	34,957,070	(2,468,867)	213,278,456	7,148,851	(38,843,930)	9,121,173	21,062,683	83,705,676	212,063

Net increase (decrease) in net assets	(83,020,880)	33,436,281	(28,959,239)	202,903,259	5,795,383	(83,677,060)	8,603,774	(1,834,481)	81,031,257	(16,420,701)

Net assets beginning of period	408,700,472	113,839,885	95,366,089	593,299,218	35,548,780	289,550,874	45,374,926	465,804,873	811,001,199	174,748,033

Net assets end of period	$325,679,592	$147,276,166	$66,406,850	$796,202,477	$41,344,163	$205,873,814	$53,978,700	$463,970,392	$892,032,456	$158,327,332

1 Contract unit transactions
Units Outstanding at December 31, 2010	42,418,848	10,220,326	11,519,445	19,158,826	2,735,275	31,892,585	4,730,275	27,995,758	74,195,565	15,265,745

Units Issued	3,287,438	8,027,906	6,294,812	12,424,051	2,095,111	2,838,508	4,151,953	9,407,530	25,697,354	6,624,924
Units Redeemed	(7,638,762)	(5,091,870)	(7,127,786)	(6,377,676)	(1,542,751)	(7,594,348)	(3,438,542)	(8,529,746)	(18,260,612)	(6,699,517)

Units Outstanding at December 31, 2011	38,067,524	13,156,362	10,686,471	25,205,201	3,287,635	27,136,745	5,443,686	28,873,542	81,632,307	15,191,152

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

						JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO
	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return
	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Bond Portfolio
Operations
Net investment income (loss)	$(1,549,818)	$(3,537,680)	$(4,276,937)	$(7,745,507)	$(787,452)	$(2,609,866)	$(1,417,274)	$(3,915,795)	$(7,043,857)	$43,471,540
Net realized gain (loss) on investments	(23,580,986)	37,328,766	25,388,467	(14,998,903)	(11,812,723)	221,224	13,527,632	22,834,719	87,587,147	13,871,538
Net change in unrealized appreciation
(depreciation) on investments	25,106,161	(61,192,565)	(30,635,866)	(96,327,138)	(1,275,734)	(29,553,222)	(42,633,423)	(125,975,949)	26,056,046	21,250,622
Net increase (decrease) in net
assets from operations	(24,643)	(27,401,479)	(9,524,336)	(119,071,548)	(13,875,909)	(31,941,864)	(30,523,065)	(107,057,025)	106,599,336	78,593,700

Contract transactions 1
Purchase payments (Note 4)	13,287,140	65,376,371	69,862,848	30,374,975	20,433,453	75,519,032	31,931,872	89,233,069	302,559,262	655,491,829
Surrenders and terminations	(27,316,232)	(40,148,329)	(17,934,994)	(35,341,011)	(20,134,391)	(20,509,624)	(6,509,708)	(15,003,138)	(81,875,417)	(212,433,565)
Transfers between portfolios	(24,678,838)	(28,783,524)	1,157,481	(54,877,555)	(25,740,706)	16,210,842	(34,400,895)	(54,434,523)	235,756,061	(19,850,083)
Net annuitization transactions	(27,383)	35,962	(24,090)	(75,475)	(165,365)	16,101	(6,872)	(26,601)	(287,649)	(1,108,597)
Policyholder charges (Note 3)	(968,345)	(2,425,551)	(2,415,334)	(2,251,437)	(1,295,398)	(1,958,156)	(934,467)	(2,885,794)	(9,092,673)	(19,871,034)
Net increase (decrease) in net
assets from contract transactions	(39,703,658)	(5,945,071)	50,645,911	(62,170,503)	(26,902,407)	69,278,195	(9,920,070)	16,883,013	447,059,584	402,228,550

Net increase (decrease) in net assets	(39,728,301)	(33,346,550)	41,121,575	(181,242,051)	(40,778,316)	37,336,331	(40,443,135)	(90,174,012)	553,658,920	480,822,250

Net assets beginning of period	278,923,161	444,510,802	272,751,649	547,477,608	285,252,176	247,329,291	141,097,648	362,907,810	972,579,735	2,500,104,598

Net assets end of period	$239,194,860	$411,164,252	$313,873,224	$366,235,557	$244,473,860	$284,665,622	$100,654,513	$272,733,798	$1,526,238,655	$2,980,926,848

1 Contract unit transactions
Units Outstanding at December 31, 2010	21,759,412	29,614,502	39,671,083	43,841,066	25,456,148	17,907,134	14,943,811	42,195,812	76,830,940	140,075,503

Units Issued	1,250,825	7,673,168	25,023,260	5,357,433	1,192,686	8,604,221	5,959,792	16,879,852	51,060,045	56,260,368
Units Redeemed	(4,363,999)	(8,276,522)	(18,300,367)	(10,538,988)	(3,677,295)	(3,751,712)	(7,171,311)	(14,444,088)	(18,290,948)	(35,031,877)

Units Outstanding at December 31, 2011	18,646,238	29,011,148	46,393,976	38,659,511	22,971,539	22,759,643	13,732,292	44,631,576	109,600,037	161,303,994

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio
Operations
Net investment income (loss)	$(892,220)	$43,681,888	$(1,577,307)	$(984,940)	$(444,460)	$26,494,984	$29,439,421	$(539,565)	$978,915	$(937,930)
Net realized gain (loss) on investments	(979,323)	33,871,368	3,153,009	5,271,938	159,361	19,404,459	47,699,666	15,129,763	17,346,174	14,741,519
Net change in unrealized appreciation
(depreciation) on investments	727,670	(53,312,026)	(15,500,672)	(14,059,198)	(9,035,759)	(136,194,950)	(43,842,978)	(5,095,398)	18,982,334	(13,625,913)
Net increase (decrease) in net assets
from operations	(1,143,873)	24,241,230	(13,924,970)	(9,772,200)	(9,320,858)	(90,295,507)	33,296,109	9,494,800	37,307,423	177,676

Contract transactions 1
Purchase payments (Note 4)	51,480,667	196,422,794	28,660,712	20,036,725	17,550,344	107,940,017	159,225,954	23,790,774	112,426,130	37,580,008
Surrenders and terminations	(5,971,950)	(67,272,469)	(6,649,069)	(4,808,523)	(10,484,034)	(16,255,729)	(42,886,739)	(5,893,638)	(20,508,488)	(9,173,314)
Transfers between portfolios	85,277,200	1,471,630	(2,618,931)	2,015,586	(6,689,663)	30,733,413	16,246,427	43,242,414	186,335,268	64,475,864
Net annuitization transactions	-	(288,974)	-	-	(178,609)	(56,723)	(59,877)	-	(11,396)	(9,523)
Policyholder charges (Note 3)	(431,728)	(5,355,774)	(857,898)	(598,031)	(542,752)	(3,298,334)	(6,970,856)	(643,726)	(2,676,415)	(1,151,402)
Net increase (decrease) in net assets
from contract transactions	130,354,189	124,977,207	18,534,814	16,645,757	(344,714)	119,062,644	125,554,909	60,495,824	275,565,099	91,721,633

Net increase (decrease) in net assets	129,210,316	149,218,437	4,609,844	6,873,557	(9,665,572)	28,767,137	158,851,018	69,990,624	312,872,522	91,899,309

Net assets beginning of period	-	721,609,830	83,276,014	58,321,716	106,819,145	279,889,688	797,263,406	83,407,636	216,196,219	105,540,620

Net assets end of period	$129,210,316	$870,828,267	$87,885,858	$65,195,273	$97,153,573	$308,656,825	$956,114,424	$153,398,260	$529,068,741	$197,439,929

1 Contract unit transactions
Units Outstanding at December 31, 2010	-	47,902,284	8,008,758	5,650,322	6,282,650	27,500,615	76,365,227	7,688,721	21,451,619	9,700,079

Units Issued	19,156,288	38,332,808	8,841,121	6,223,818	2,679,886	21,940,911	24,966,531	8,798,773	33,067,340	14,373,177
Units Redeemed	(6,118,377)	(30,433,336)	(7,595,061)	(4,910,152)	(2,858,687)	(11,917,946)	(13,507,599)	(3,500,762)	(7,090,053)	(6,780,347)

Units Outstanding at December 31, 2011	13,037,911	55,801,756	9,254,818	6,963,988	6,103,849	37,523,580	87,824,159	12,986,732	47,428,906	17,292,909

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Operations
Net investment income (loss)	$(6,336,118)	$8,343,327	$(16,955,916)	$7,658,906	$3,621,888	$(253,015)	$(13,238,389)	$(17,290,584)	$(1,173,699)	$(812,390)
Net realized gain (loss) on investments	13,311,715	28,977,287	33,895,764	35,189,474	87,057,923	5,335,154	27,711,857	140,357,614	1,010,047	3,102,219
Net change in unrealized appreciation (depreciation)
on investments	(60,089,470)	(23,254,846)	(131,808,284)	(61,564,342)	(189,817,685)	(9,552,230)	(44,647,287)	(171,994,360)	(1,372,538)	(20,409,752)
Net increase (decrease) in net
assets from operations	(53,113,873)	14,065,768	(114,868,436)	(18,715,962)	(99,137,874)	(4,470,091)	(30,173,819)	(48,927,330)	(1,536,190)	(18,119,923)

Contract transactions 1
Purchase payments (Note 4)	181,014,647	261,306,590	587,210,611	481,929,674	858,566,779	13,198,146	188,967,000	294,669,353	131,519,506	76,259,026
Surrenders and terminations	(63,500,637)	(80,076,010)	(135,216,420)	(107,125,408)	(178,008,595)	(4,913,991)	(67,040,257)	(73,861,774)	(35,558,654)	(37,232,939)
Transfers between portfolios	(4,033,236)	114,582,102	6,681,345	86,612,076	55,496,133	11,690,978	33,194,251	31,161,350	68,379,469	2,130,420
Net annuitization transactions	(632,819)	(366,486)	(194,042)	(459,641)	(360,044)	-	(516,332)	(323,125)	(279,059)	(119,630)
Policyholder charges (Note 3)	(5,425,384)	(7,933,096)	(16,874,356)	(14,671,571)	(25,587,654)	(445,919)	(5,608,419)	(8,020,863)	(3,145,948)	(2,455,119)
Net increase (decrease) in net
assets from contract transactions	107,422,571	287,513,100	441,607,138	446,285,130	710,106,619	19,529,214	148,996,243	243,624,941	160,915,314	38,581,758

Net increase (decrease) in net assets	54,308,698	301,578,868	326,738,702	427,569,168	610,968,745	15,059,123	118,822,424	194,697,611	159,379,124	20,461,835

Net assets beginning of period	694,557,652	886,034,775	1,946,317,107	1,514,844,954	2,629,579,283	64,955,589	782,771,598	981,793,339	334,097,582	411,509,466

Net assets end of period	$748,866,350	$1,187,613,643	$2,273,055,809	$1,942,414,122	$3,240,548,028	$80,014,712	$901,594,022	$1,176,490,950	$493,476,706	$431,971,301

1 Contract unit transactions
Units Outstanding at December 31, 2010	47,392,228	74,750,429	130,135,256	122,022,557	176,005,520	6,691,015	27,157,875	21,009,160	31,934,742	28,398,368

Units Issued	17,006,144	36,641,255	44,552,979	46,899,383	64,382,357	4,743,329	9,885,919	9,432,772	29,309,145	8,692,326
Units Redeemed	(10,113,595)	(12,866,836)	(15,933,990)	(11,604,396)	(18,094,711)	(2,583,515)	(5,175,435)	(4,760,511)	(13,976,111)	(6,258,678)

Units Outstanding at December 31, 2011	54,284,777	98,524,848	158,754,245	157,317,544	222,293,166	8,850,829	31,868,359	25,681,421	47,267,776	30,832,016

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(4,326,911)	$(13,883,421)	$(1,820,527)
Net realized gain (loss) on investments	18,280,982	8,225	7,716,798
Net change in unrealized appreciation
(depreciation) on investments	8,658,030	-	(19,747,706)
Net increase (decrease) in net assets
from operations	22,612,101	(13,875,196)	(13,851,435)

Contract transactions 1
Purchase payments (Note 4)	485,297,172	632,439,188	72,595,838
Surrenders and terminations	(88,241,644)	(204,737,209)	(23,254,928)
Transfers between portfolios	74,996,231	(70,805,973)	(24,104,717)
Net annuitization transactions	(411,304)	(750,172)	43,682
Policyholder charges (Note 3)	(12,589,475)	(8,391,858)	(2,372,211)
Net increase (decrease) in net assets from
contract transactions	459,050,980	347,753,976	22,907,664

Net increase (decrease) in net assets	481,663,081	333,878,780	9,056,229

Net assets beginning of period	1,228,147,867	676,914,189	353,077,011

Net assets end of period	$1,709,810,948	$1,010,792,969	$362,133,240

1 Contract unit transactions
Units Outstanding at December 31, 2010	43,833,564	54,427,966	17,860,550

Units Issued	20,581,507	113,883,524	4,958,265
Units Redeemed	(4,797,014)	(86,296,529)	(3,895,485)

Units Outstanding at December 31, 2011	59,618,057	82,014,961	18,923,330

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio(a)	JNL/American Funds Global Bond Portfolio(a)	JNL/American Funds Global Small Capitalization Portfolio(a)	JNL/American Funds Growth-Income Portfolio(a)	JNL/American Funds International Portfolio(a)	JNL/American Funds New World Portfolio(a)
Operations
Net investment income (loss)	$(2,874,725)	$(4,157,371)	$(4,962,239)	$(3,740,079)	$(573,064)	$(506,575)	$(302,275)	$(652,983)	$(445,259)	$(486,789)
Net realized gain (loss) on investments	3,036,102	6,062,836	8,299,238	6,298,476	163,650	419,885	422,602	449,178	616,795	351,221
Net change in unrealized appreciation
(depreciation) on investments	52,862,597	84,095,869	100,653,263	67,978,542	11,295,502	899,468	7,306,334	13,449,110	7,733,156	9,004,472
Net increase (decrease) in net assets
from operations	53,023,974	86,001,334	103,990,262	70,536,939	10,886,088	812,778	7,426,661	13,245,305	7,904,692	8,868,904

Contract transactions 1
Purchase payments (Note 4)	276,666,853	375,595,367	445,206,638	274,435,842	96,981,885	60,024,968	35,962,709	110,257,027	59,890,466	62,655,517
Surrenders and terminations	(14,237,116)	(22,581,655)	(24,447,808)	(17,071,797)	(2,598,357)	(1,950,997)	(1,104,338)	(2,641,173)	(1,631,041)	(1,406,062)
Transfers between portfolios	81,834,639	124,201,798	169,814,267	132,954,747	34,371,726	40,652,312	32,230,002	43,835,859	31,781,219	58,174,934
Net annuitization transactions	-	-	-	(23,334)	-	-	-	-	(3,212)	-
Policyholder charges (Note 3)	(127,475)	(297,738)	(322,093)	(181,334)	(29,015)	(24,725)	(27,535)	(47,550)	(25,470)	(8,795)
Net increase (decrease) in net assets
from contract transactions	344,136,901	476,917,772	590,251,004	390,114,124	128,726,239	98,701,558	67,060,838	151,404,163	90,011,962	119,415,594

Net increase (decrease) in net assets	397,160,875	562,919,106	694,241,266	460,651,063	139,612,327	99,514,336	74,487,499	164,649,468	97,916,654	128,284,498

Net assets beginning of period	194,778,698	303,776,892	351,060,487	225,707,466	-	-	-	-	-	-

Net assets end of period	$591,939,573	$866,695,998	$1,045,301,753	$686,358,529	$139,612,327	$99,514,336	$74,487,499	$164,649,468	$97,916,654	$128,284,498

1 Contract unit transactions
Units Outstanding at December 31, 2009	15,469,377	23,203,244	26,163,489	16,343,642	-	-	-	-	-	-

Units Issued	28,517,708	38,824,487	46,339,205	31,042,252	14,353,914	10,566,277	7,037,561	16,400,273	9,536,705	11,591,360
Units Redeemed	(1,801,837)	(3,286,801)	(3,680,242)	(3,828,339)	(786,211)	(947,189)	(289,851)	(485,783)	(423,268)	(183,914)

Units Outstanding at December 31, 2010	42,185,248	58,740,930	68,822,452	43,557,555	13,567,703	9,619,088	6,747,710	15,914,490	9,113,437	11,407,446

(a) Commencement of operations May 3, 2010.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Income Portfolio
Operations
Net investment income (loss)	$(6,297,093)	$(256,690)	$(1,325,179)	$(2,051,127)	$(4,054,192)	$(1,194,158)	$(3,251,748)	$11,943,019	$(82,940)	$13,127,231
Net realized gain (loss) on investments	816,220	(8,045)	(3,997,760)	(53,103)	2,848,677	(3,334,783)	5,294,427	(7,322,766)	(1,865,429)	3,212,543
Net change in unrealized appreciation
(depreciation) on investments	86,960,321	3,358,746	28,351,382	27,273,452	38,778,898	13,969,229	76,297,686	71,288,911	7,880,890	38,431,585
Net increase (decrease) in net assets
from operations	81,479,448	3,094,011	23,028,443	25,169,222	37,573,383	9,440,288	78,340,365	75,909,164	5,932,521	54,771,359

Contract transactions 1
Purchase payments (Note 4)	123,788,609	87,923,285	71,810,073	59,860,788	85,450,187	24,819,377	70,245,298	174,975,959	36,169,345	155,716,914
Surrenders and terminations	(30,269,742)	(613,068)	(21,259,725)	(15,254,410)	(20,355,642)	(8,411,539)	(18,066,410)	(52,818,550)	(6,369,350)	(36,184,831)
Transfers between portfolios	11,190,441	81,633,754	614,287	(19,646,417)	9,009,111	7,590,476	104,767,608	(12,790,824)	2,674,977	67,185,867
Net annuitization transactions	131,563	-	322,579	84,379	(73,042)	(89,863)	(11,045)	284,466	(49,594)	144,002
Policyholder charges (Note 3)	(590,563)	(1,986)	(261,026)	(214,785)	(251,680)	(105,466)	(243,898)	(1,027,918)	(99,327)	(464,927)
Net increase (decrease) in net assets
from contract transactions	104,250,308	168,941,985	51,226,188	24,829,555	73,778,934	23,802,985	156,691,553	108,623,133	32,326,051	186,397,025

Net increase (decrease) in net assets	185,729,756	172,035,996	74,254,631	49,998,777	111,352,317	33,243,273	235,031,918	184,532,297	38,258,572	241,168,384

Net assets beginning of period	499,892,821	-	265,058,223	239,990,695	284,324,608	76,608,889	179,791,969	795,637,995	82,732,829	406,535,087

Net assets end of period	$685,622,577	$172,035,996	$339,312,854	$289,989,472	$395,676,925	$109,852,162	$414,823,887	$980,170,292	$120,991,401	$647,703,471

1 Contract unit transactions
Units Outstanding at December 31, 2009	51,593,983	-	24,522,417	10,688,386	12,891,112	5,157,807	8,800,811	99,557,243	11,091,559	41,299,026

Units Issued	25,759,293	16,906,956	9,247,211	3,619,523	5,526,197	2,968,301	9,546,474	26,758,399	7,593,838	27,234,999
Units Redeemed	(16,200,917)	(228,587)	(4,620,358)	(2,712,890)	(2,477,976)	(1,448,781)	(3,205,133)	(13,543,046)	(3,327,393)	(9,223,074)

Units Outstanding at December 31, 2010	61,152,359	16,678,369	29,149,270	11,595,019	15,939,333	6,677,327	15,142,152	112,772,596	15,358,004	59,310,951

(a) Commencement of operations October 11, 2010.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Franklin Templeton International Small CapGrowth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio
Operations
Net investment income (loss)	$(313,937)	$(2,859,144)	$(1,953,913)	$4,122,482	$(706,508)	$(1,710,092)	$(894,697)	$7,973,504	$(1,622,044)	$(3,018,048)
Net realized gain (loss) on investments	3,642,177	45,988	4,734,068	14,230,534	8,378,834	1,896,736	2,761,873	(3,846,101)	(5,301,274)	1,388,196
Net change in unrealized appreciation
(depreciation) on investments	16,576,461	21,835,252	36,625,343	5,163,342	20,092,208	36,318,170	5,499,891	35,562,164	31,293,845	37,148,778
Net increase (decrease) in net assets
from operations	19,904,701	19,022,096	39,405,498	23,516,358	27,764,534	36,504,814	7,367,067	39,689,567	24,370,527	35,518,926

Contract transactions 1
Purchase payments (Note 4)	38,710,532	75,395,345	53,713,328	102,455,325	94,811,095	54,138,552	23,238,603	73,409,848	59,136,804	51,308,511
Surrenders and terminations	(5,643,661)	(10,755,522)	(11,507,389)	(38,331,588)	(14,878,537)	(12,419,946)	(4,951,053)	(15,013,977)	(16,802,121)	(20,408,389)
Transfers between portfolios	2,535,935	12,636,281	28,265,021	19,162,530	129,587,163	27,632,311	(2,882,338)	43,154,215	20,433,077	(18,195,166)
Net annuitization transactions	(2,130)	(42,324)	(35,778)	5,898	(12,638)	(94,783)	145,902	4,583	(409,848)	(87,712)
Policyholder charges (Note 3)	(76,317)	(164,256)	(143,207)	(447,497)	(207,825)	(162,580)	(84,917)	(247,009)	(221,329)	(287,738)
Net increase (decrease) in net assets
from contract transactions	35,524,359	77,069,524	70,291,975	82,844,668	209,299,258	69,093,554	15,466,197	101,307,660	62,136,583	12,329,506

Net increase (decrease) in net assets	55,429,060	96,091,620	109,697,473	106,361,026	237,063,792	105,598,368	22,833,264	140,997,227	86,507,110	47,848,432

Net assets beginning of period	92,047,661	145,999,965	126,298,758	365,183,187	126,740,884	130,123,620	86,764,788	214,583,320	186,950,812	218,613,800

Net assets end of period	$147,476,721	$242,091,585	$235,996,231	$471,544,213	$363,804,676	$235,721,988	$109,598,052	$355,580,547	$273,457,922	$266,462,232

1 Contract unit transactions
Units Outstanding at December 31, 2009	13,701,298	19,404,527	12,508,063	17,499,651	10,865,653	12,215,326	10,774,450	20,032,539	12,731,401	20,597,727

Units Issued	11,554,000	13,779,944	11,536,691	10,091,183	21,182,002	9,765,122	5,755,831	13,918,972	7,607,590	7,834,899
Units Redeemed	(6,771,770)	(3,925,197)	(5,347,245)	(6,384,513)	(4,758,860)	(3,942,028)	(3,828,100)	(5,243,891)	(3,622,880)	(6,761,452)

Units Outstanding at December 31, 2010	18,483,528	29,259,274	18,697,509	21,206,321	27,288,795	18,038,420	12,702,181	28,707,620	16,716,111	21,671,174

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio
Operations
Net investment income (loss)	$(1,663,217)	$(7,874,057)	$3,187,083	$(2,013,482)	$5,460,179	$(6,660,828)	$(1,743,629)	$(217,743)	$(174,417)	$1,064,366
Net realized gain (loss) on investments	2,260,083	(29,444)	(22,374,907)	3,288,239	17,414,207	22,831,060	(5,617,815)	1,145,118	1,087,846	493,951
Net change in unrealized appreciation
(depreciation) on investments	23,210,987	69,776,444	35,220,380	28,352,874	1,408,126	108,313,323	38,795,672	4,071,918	1,355,254	26,458,803
Net increase (decrease) in net assets
from operations	23,807,853	61,872,943	16,032,556	29,627,631	24,282,512	124,483,555	31,434,228	4,999,293	2,268,683	28,017,120

Contract transactions 1
Purchase payments (Note 4)	29,427,375	395,612,863	49,008,954	26,983,839	102,647,251	217,493,865	27,109,671	11,777,839	6,698,246	40,295,797
Surrenders and terminations	(7,865,197)	(21,721,881)	(19,636,508)	(12,106,653)	(49,799,466)	(39,730,316)	(15,775,306)	(1,524,278)	(894,632)	(14,571,624)
Transfers between portfolios	8,596,181	249,990,911	(13,163,116)	11,867,590	25,255,514	139,876,600	3,564,006	3,966,242	2,867,708	2,761,426
Net annuitization transactions	(81,777)	245,341	54,005	(60,311)	(430,960)	(165,530)	(74,904)	(6,252)	-	(1,105)
Policyholder charges (Note 3)	(165,048)	(203,954)	(241,062)	(189,492)	(579,368)	(585,896)	(165,027)	(22,426)	(10,003)	(390,817)
Net increase (decrease) in net assets
from contract transactions	29,911,534	623,923,280	16,022,273	26,494,973	77,092,971	316,888,723	14,658,440	14,191,125	8,661,319	28,093,677

Net increase (decrease) in net assets	53,719,387	685,796,223	32,054,829	56,122,604	101,375,483	441,372,278	46,092,668	19,190,418	10,930,002	56,110,797

Net assets beginning of period	86,034,969	157,831,757	270,170,472	115,417,454	389,728,164	531,698,354	150,303,016	23,030,577	11,179,437	172,515,513

Net assets end of period	$139,754,356	$843,627,980	$302,225,301	$171,540,058	$491,103,647	$973,070,632	$196,395,684	$42,220,995	$22,109,439	$228,626,310

1 Contract unit transactions
Units Outstanding at December 31, 2009	7,001,617	15,362,271	22,142,136	6,504,819	22,457,232	45,413,678	9,389,424	1,898,731	992,793	22,814,389

Units Issued	5,051,265	67,615,715	7,057,858	3,065,019	19,169,679	38,494,939	3,782,632	2,453,085	1,487,151	7,604,050
Units Redeemed	(2,908,940)	(7,594,013)	(5,812,034)	(1,981,825)	(15,105,303)	(14,768,338)	(3,116,911)	(1,482,301)	(718,937)	(4,062,927)

Units Outstanding at December 31, 2010	9,143,942	75,383,973	23,387,960	7,588,013	26,521,608	69,140,279	10,055,145	2,869,515	1,761,007	26,355,512

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio
Operations
Net investment income (loss)	$3,514,345	$5,169,495	$430,892	$(540,176)	$(5,519,721)	$2,959,296	$(202,742)	$(599,288)	$(8,320,548)	$(357,044)
Net realized gain (loss) on investments	6,896,526	8,839,419	(1,399,357)	1,896,953	(14,913,108)	(25,075,869)	(308,695)	861,681	(12,166,698)	187,095
Net change in unrealized appreciation
(depreciation) on investments	67,968,988	6,187,553	9,790,881	7,836,029	89,994,007	44,743,981	328,297	14,569,187	76,459,387	1,313,355
Net increase (decrease) in net assets
from operations	78,379,859	20,196,467	8,822,416	9,192,806	69,561,178	22,627,408	(183,140)	14,831,580	55,972,141	1,143,406

Contract transactions 1
Purchase payments (Note 4)	42,629,099	78,635,333	8,030,991	11,161,821	20,978,523	31,155,220	4,918,918	32,471,839	23,148,557	13,589,552
Surrenders and terminations	(35,992,065)	(41,181,371)	(3,262,477)	(3,221,223)	(29,773,850)	(14,633,889)	(638,401)	(10,832,738)	(43,290,026)	(747,631)
Transfers between portfolios	20,044,570	9,991,603	6,697,676	24,534,947	(21,522,005)	(16,359,655)	511,948	(3,337,162)	(83,183,840)	18,151,829
Net annuitization transactions	(260,133)	32,457	(4,637)	(1,861)	(190,438)	12,741	-	(9,836)	(304,044)	(39,517)
Policyholder charges (Note 3)	(522,819)	(581,589)	(72,277)	(65,738)	(452,124)	(315,053)	(18,211)	(222,461)	(684,293)	(7,736)
Net increase (decrease) in net assets
from contract transactions	25,898,652	46,896,433	11,389,276	32,407,946	(30,959,894)	(140,636)	4,774,254	18,069,642	(104,313,646)	30,946,497

Net increase (decrease) in net assets	104,278,511	67,092,900	20,211,692	41,600,752	38,601,284	22,486,772	4,591,114	32,901,222	(48,341,505)	32,089,903

Net assets beginning of period	383,253,409	466,312,128	39,176,677	33,163,363	338,274,025	231,277,334	12,296,011	139,932,756	571,292,504	6,516,233

Net assets end of period	$487,531,920	$533,405,028	$59,388,369	$74,764,115	$376,875,309	$253,764,106	$16,887,125	$172,833,978	$522,950,999	$38,606,136

1 Contract unit transactions
Units Outstanding at December 31, 2009	33,485,406	37,261,915	8,725,097	3,575,518	50,000,493	37,581,764	1,029,885	20,880,689	45,964,562	661,825

Units Issued	11,812,818	12,323,068	8,037,305	5,266,818	7,709,257	9,607,555	1,277,372	10,702,342	3,920,288	3,847,975
Units Redeemed	(10,131,602)	(8,808,650)	(5,850,310)	(2,201,024)	(12,390,118)	(9,868,598)	(901,622)	(8,634,520)	(12,646,845)	(750,577)

Units Outstanding at December 31, 2010	35,166,622	40,776,333	10,912,092	6,641,312	45,319,632	37,320,721	1,405,635	22,948,511	37,238,005	3,759,223

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM NYSE	JNL/MCM	JNL/MCM	JNL/MCM
	Healthcare	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	International	Oil & Gas	Pacific Rim 30	S&P 10
	Sector Portfolio	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(844,486)	$(849,288)	$1,407,099	$13,902,647	$1,461,131	$(1,387,070)	$502,153	$(2,727,303)	$(407,688)	$(4,506,775)
Net realized gain (loss) on investments	(1,514,599)	4,342,406	(14,275,220)	(252,675,964)	(15,460,106)	2,087,428	(3,783,434)	(19,217,762)	677,685	(27,837,467)
Net change in unrealized appreciation
(depreciation) on investments	4,935,251	30,336,057	33,593,462	659,206,299	55,933,365	13,184,354	1,776,000	101,100,327	2,500,475	55,164,494
Net increase (decrease) in net assets
from operations	2,576,166	33,829,175	20,725,341	420,432,982	41,934,390	13,884,712	(1,505,281)	79,155,262	2,770,472	22,820,252

Contract transactions 1
Purchase payments (Note 4)	30,332,664	84,880,331	63,262,413	166,935,096	36,185,992	18,452,549	11,769,028	94,791,321	10,297,328	7,616,196
Surrenders and terminations	(10,463,176)	(11,556,932)	(35,193,850)	(192,465,696)	(22,490,872)	(5,676,586)	(5,229,548)	(33,545,215)	(1,340,158)	(23,994,703)
Transfers between portfolios	(14,264,173)	13,354,438	(22,867,892)	(352,639,149)	(40,850,215)	3,276,534	10,383,387	19,394,436	8,116,344	(36,678,341)
Net annuitization transactions	100,404	351,838	(159,855)	(672,573)	(89,664)	(5,743)	157,427	(218,803)	-	(217,388)
Policyholder charges (Note 3)	(182,209)	(186,445)	(524,014)	(3,711,966)	(455,312)	(120,182)	(89,017)	(622,623)	(16,938)	(361,640)
Net increase (decrease) in net assets
from contract transactions	5,523,510	86,843,230	4,516,802	(382,554,288)	(27,700,071)	15,926,572	16,991,277	79,799,116	17,056,576	(53,635,876)

Net increase (decrease) in net assets	8,099,676	120,672,405	25,242,143	37,878,694	14,234,319	29,811,284	15,485,996	158,954,378	19,827,048	(30,815,624)

Net assets beginning of period	151,086,078	181,699,369	448,711,296	3,112,602,983	394,466,153	84,028,601	79,880,093	434,344,840	15,721,732	320,366,498

Net assets end of period	$159,185,754	$302,371,774	$473,953,439	$3,150,481,677	$408,700,472	$113,839,885	$95,366,089	$593,299,218	$35,548,780	$289,550,874

1 Contract unit transactions
Units Outstanding at December 31, 2009	13,467,976	21,565,799	31,012,282	325,622,120	45,827,246	8,721,292	9,718,562	16,523,685	1,345,363	38,784,490

Units Issued	5,342,057	14,590,439	7,278,016	20,772,760	5,654,713	4,759,747	5,803,669	7,793,686	2,441,308	3,611,252
Units Redeemed	(5,000,428)	(4,729,052)	(7,198,306)	(60,610,935)	(9,063,111)	(3,260,713)	(4,002,786)	(5,158,545)	(1,051,396)	(10,503,157)

Units Outstanding at December 31, 2010	13,809,605	31,427,186	31,091,992	285,783,945	42,418,848	10,220,326	11,519,445	19,158,826	2,735,275	31,892,585

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio
Operations
Net investment income (loss)	$(465,902)	$(3,641,986)	$(1,240,765)	$(2,302,338)	$(3,059,519)	$(3,725,696)	$(3,408,834)	$(5,189,048)	$1,843,956	$(1,472,376)
Net realized gain (loss) on investments	447,095	7,489,223	10,825,854	9,719,355	(53,259,905)	5,702,544	14,340,170	(41,636,729)	(24,583,509)	(5,607,088)
Net change in unrealized appreciation
(depreciation) on investments	5,369,332	81,007,045	79,023,190	13,680,426	89,184,784	81,536,481	9,376,975	137,471,650	56,612,168	34,538,577
Net increase (decrease) in net assets
from operations	5,350,525	84,854,282	88,608,279	21,097,443	32,865,360	83,513,329	20,308,311	90,645,873	33,872,615	27,459,113

Contract transactions 1
Purchase payments (Note 4)	8,931,680	61,383,840	128,062,816	30,605,275	13,449,346	50,600,622	57,795,952	28,640,248	14,823,317	50,286,854
Surrenders and terminations	(1,505,218)	(33,507,481)	(60,175,067)	(8,101,909)	(22,343,256)	(34,657,492)	(15,031,344)	(32,085,835)	(18,064,434)	(15,911,248)
Transfers between portfolios	220,537	(5,882,258)	(7,227,224)	8,149,766	(33,411,154)	(17,377,566)	(15,292,497)	(63,521,186)	(28,164,760)	11,793,790
Net annuitization transactions	-	(222,583)	(413,822)	-	(92,244)	(361,244)	(48,834)	3,921	150,333	25,658
Policyholder charges (Note 3)	(23,670)	(485,244)	(749,902)	(131,693)	(347,310)	(462,724)	(271,792)	(681,101)	(351,197)	(206,089)
Net increase (decrease) in net assets
from contract transactions	7,623,329	21,286,274	59,496,801	30,521,439	(42,744,618)	(2,258,404)	27,151,485	(67,643,953)	(31,606,741)	45,988,965

Net increase (decrease) in net assets	12,973,854	106,140,556	148,105,080	51,618,882	(9,879,258)	81,254,925	47,459,796	23,001,920	2,265,874	73,448,078

Net assets beginning of period	32,401,072	359,664,317	662,896,119	123,129,151	288,802,419	363,255,877	225,291,853	524,475,688	282,986,302	173,881,213

Net assets end of period	$45,374,926	$465,804,873	$811,001,199	$174,748,033	$278,923,161	$444,510,802	$272,751,649	$547,477,608	$285,252,176	$247,329,291

1 Contract unit transactions
Units Outstanding at December 31, 2009	3,883,607	26,848,856	68,254,472	12,791,691	25,618,156	30,126,306	36,400,776	50,622,953	28,696,398	14,359,000

Units Issued	2,388,381	8,636,373	24,216,384	10,729,769	3,202,570	8,187,576	23,071,062	6,366,098	2,557,320	6,792,852
Units Redeemed	(1,541,713)	(7,489,471)	(18,275,291)	(8,255,715)	(7,061,314)	(8,699,380)	(19,800,755)	(13,147,985)	(5,797,570)	(3,244,718)

Units Outstanding at December 31, 2010	4,730,275	27,995,758	74,195,565	15,265,745	21,759,412	29,614,502	39,671,083	43,841,066	25,456,148	17,907,134

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO	JNL/ PPM America	JNL/ PPM America	JNL/ PPM America	JNL/ PPM America	JNL/ Red Rocks Listed
	Asia ex-Japan	China-India	Real Return	Total Return	High Yield	Mid Cap Value	Small Cap Value	Value Equity	Private Equity	JNL/S&P 4
	Portfolio	Portfolio	Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(1,548,162)	$(4,123,626)	$(1,174,359)	$15,442,669	$34,415,871	$(818,655)	$(522,459)	$(294,182)	$(2,337,731)	$(10,810,623)
Net realized gain (loss) on investments	5,529,262	19,525,314	40,016,646	134,697,584	33,249,167	1,417,951	3,497,118	(3,449,148)	8,026,236	30,098,234
Net change in unrealized appreciation
(depreciation) on investments	12,476,661	16,060,006	6,074,912	(39,522,198)	7,458,282	9,683,861	4,008,311	17,588,027	35,804,856	60,229,060
Net increase (decrease) in net assets
from operations	16,457,761	31,461,694	44,917,199	110,618,055	75,123,320	10,283,157	6,982,970	13,844,697	41,493,361	79,516,671

Contract transactions 1
Purchase payments (Note 4)	28,723,219	97,173,571	252,690,592	730,698,500	129,687,039	17,875,513	14,005,776	13,535,879	69,817,491	156,539,832
Surrenders and terminations	(6,839,815)	(13,663,606)	(64,779,161)	(193,356,474)	(49,215,843)	(3,844,804)	(2,328,482)	(10,891,322)	(8,578,014)	(37,068,544)
Transfers between portfolios	6,358,513	31,434,642	45,618,196	180,937,278	75,473,140	39,839,857	24,961,929	1,628,328	65,707,966	6,940,007
Net annuitization transactions	-	(11,073)	70,923	99,307	(271,074)	(4,786)	(4,669)	(59,471)	(12,777)	(11,022)
Policyholder charges (Note 3)	(78,123)	(227,812)	(913,068)	(2,738,378)	(496,559)	(97,918)	(44,049)	(127,568)	(107,728)	(666,619)
Net increase (decrease) in net assets
from contract transactions	28,163,794	114,705,722	232,687,482	715,640,233	155,176,703	53,767,862	36,590,505	4,085,846	126,826,938	125,733,654

Net increase (decrease) in net assets	44,621,555	146,167,416	277,604,681	826,258,288	230,300,023	64,051,019	43,573,475	17,930,543	168,320,299	205,250,325

Net assets beginning of period	96,476,093	216,740,394	694,975,054	1,673,846,310	491,309,807	19,224,995	14,748,241	88,888,602	111,569,389	592,013,081

Net assets end of period	$141,097,648	$362,907,810	$972,579,735	$2,500,104,598	$721,609,830	$83,276,014	$58,321,716	$106,819,145	$279,889,688	$797,263,406

1 Contract unit transactions
Units Outstanding at December 31, 2009	12,008,915	29,002,157	58,298,901	99,987,448	37,428,039	2,358,718	1,794,860	6,119,373	13,635,873	63,553,444

Units Issued	9,706,301	27,276,821	35,745,939	76,736,997	30,998,277	9,302,217	6,486,362	2,328,693	18,674,639	27,144,504
Units Redeemed	(6,771,405)	(14,083,166)	(17,213,900)	(36,648,942)	(20,524,032)	(3,652,177)	(2,630,900)	(2,165,416)	(4,809,897)	(14,332,721)

Units Outstanding at December 31, 2010	14,943,811	42,195,812	76,830,940	140,075,503	47,902,284	8,008,758	5,650,322	6,282,650	27,500,615	76,365,227

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Disciplined Growth Portfolio	JNL/S&P Disciplined Moderate Portfolio	JNL/S&P Disciplined Moderate Growth Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio
Operations
Net investment income (loss)	$(709,545)	$(124,701)	$(1,013,534)	$(815,560)	$286,107	$(871,289)	$(4,387,987)	$7,052,786	$(7,665,713)	$6,780,649
Net realized gain (loss) on investments	9,372,258	753,598	818,172	1,788,111	12,066,487	17,955,948	(2,780,622)	6,198,849	(13,391,559)	6,328,652
Net change in unrealized appreciation
(depreciation) on investments	(732,546)	10,847,616	23,694,003	31,490,352	9,498,433	(6,399,741)	94,296,568	36,141,004	247,387,260	102,250,641
Net increase (decrease) in net assets
from operations	7,930,167	11,476,513	23,498,641	32,462,903	21,851,027	10,684,918	87,127,959	49,392,639	226,329,988	115,359,942

Contract transactions 1
Purchase payments (Note 4)	19,016,456	38,907,937	104,653,846	113,086,930	55,247,224	25,857,749	144,602,802	259,409,247	435,205,232	457,451,757
Surrenders and terminations	(4,982,923)	(5,092,394)	(13,129,953)	(12,051,239)	(6,555,494)	(6,034,847)	(43,148,550)	(61,507,654)	(108,374,591)	(82,697,332)
Transfers between portfolios	(27,530,520)	8,367,978	48,873,624	23,883,237	66,345,706	(11,353,168)	(1,895,373)	66,846,437	65,120,206	95,863,099
Net annuitization transactions	161,676	-	(108,091)	(305,425)	194,142	183,675	(149,822)	(107,534)	(149,419)	(414,453)
Policyholder charges (Note 3)	(67,572)	(61,629)	(126,188)	(173,429)	(104,565)	(138,505)	(652,681)	(710,955)	(1,389,754)	(1,029,180)
Net increase (decrease) in net assets
from contract transactions	(13,402,883)	42,121,892	140,163,238	124,440,074	115,127,013	8,514,904	98,756,376	263,929,541	390,411,674	469,173,891

Net increase (decrease) in net assets	(5,472,716)	53,598,405	163,661,879	156,902,977	136,978,040	19,199,822	185,884,335	313,322,180	616,741,662	584,533,833

Net assets beginning of period	88,880,352	74,917,526	158,926,421	194,086,483	79,218,179	86,340,798	508,673,317	572,712,595	1,329,575,445	930,311,121

Net assets end of period	$83,407,636	$128,515,931	$322,588,300	$350,989,460	$216,196,219	$105,540,620	$694,557,652	$886,034,775	$1,946,317,107	$1,514,844,954

1 Contract unit transactions
Units Outstanding at December 31, 2009	9,096,128	9,670,525	17,855,311	23,763,299	9,157,988	8,940,997	40,160,675	51,868,517	102,210,567	82,389,945

Units Issued	2,926,849	6,912,365	21,208,100	20,869,650	14,255,655	5,945,999	14,526,189	34,990,203	43,013,028	51,461,724
Units Redeemed	(4,334,256)	(1,663,951)	(5,968,986)	(6,169,836)	(1,962,024)	(5,186,917)	(7,294,636)	(12,108,291)	(15,088,339)	(11,829,112)

Units Outstanding at December 31, 2010	7,688,721	14,918,939	33,094,425	38,463,113	21,451,619	9,700,079	47,392,228	74,750,429	130,135,256	122,022,557

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/
	S&P Managed	JNL/S&P	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Moderate	Total Yield	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$(3,563,998)	$(534,427)	$(692,963)	$(12,029,875)	$(1,589,966)	$(9,364,396)	$(9,740,392)	$(539,841)	$(1,958,177)
Net realized gain (loss) on investments	(1,650,484)	3,242,570	4,646,200	-	74,476	5,296,183	32,702,939	745,172	(9,459,387)
Net change in unrealized appreciation
(depreciation) on investments	246,714,891	(945,590)	88,386,397	-	37,108,190	100,153,006	155,723,095	2,558,139	59,019,435
Net increase (decrease) in net
assets from operations	241,500,409	1,762,553	92,339,634	(12,029,875)	35,592,700	96,084,793	178,685,642	2,763,470	47,601,871

Contract transactions 1
Purchase payments (Note 4)	805,004,501	14,509,167	417,143,922	336,459,482	64,456,225	139,814,313	185,982,229	91,763,401	59,323,595
Surrenders and terminations	(136,901,587)	(3,398,367)	(66,668,196)	(155,558,031)	(21,599,330)	(51,951,190)	(53,381,936)	(24,931,927)	(33,870,455)
Transfers between portfolios	97,204,713	(1,542,606)	87,357,187	(302,895,410)	29,481,962	51,382,640	80,967,735	83,045,694	19,732,230
Net annuitization transactions	(708,147)	191,317	(58,368)	(634,449)	(216,331)	(382,051)	(214,276)	(601,933)	269,465
Policyholder charges (Note 3)	(1,579,564)	(67,024)	(765,519)	(2,370,292)	(322,972)	(541,314)	(615,398)	(326,458)	(324,572)
Net increase (decrease) in net assets
from contract transactions	763,019,916	9,692,487	437,009,026	(124,998,700)	71,799,554	138,322,398	212,738,354	148,948,777	45,130,263

Net increase (decrease) in net assets	1,004,520,325	11,455,040	529,348,660	(137,028,575)	107,392,254	234,407,191	391,423,996	151,712,247	92,732,134

Net assets beginning of period	1,625,058,958	53,500,549	698,799,207	813,942,764	245,684,757	548,364,407	590,369,343	182,385,335	318,777,332

Net assets end of period	$2,629,579,283	$64,955,589	$1,228,147,867	$676,914,189	$353,077,011	$782,771,598	$981,793,339	$334,097,582	$411,509,466

1 Contract unit transactions
Units Outstanding at December 31, 2009	122,140,399	5,975,997	27,589,435	64,606,225	13,947,236	22,175,253	16,143,043	17,700,266	25,158,040

Units Issued	71,620,389	5,213,386	20,315,348	50,622,707	6,589,029	9,468,254	8,355,845	24,061,031	8,818,735
Units Redeemed	(17,755,268)	(4,498,368)	(4,071,219)	(60,800,966)	(2,675,715)	(4,485,632)	(3,489,728)	(9,826,555)	(5,578,407)

Units Outstanding at December 31, 2010	176,005,520	6,691,015	43,833,564	54,427,966	17,860,550	27,157,875	21,009,160	31,934,742	28,398,368

See notes to the financial statements.

Jackson National Separate Account I

Jackson National Separate Account I
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993.  The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions for the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contains one hundred three (103) Portfolios as of December 31, 2011, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Disciplined Growth Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/PAM Asia ex-Japan Fund
JNL Disciplined Moderate Fund	JNL/Goldman Sachs Emerging Markets Debt Fund(1)	JNL/PAM China-India Fund
JNL Disciplined Moderate Growth Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/PIMCO Real Return Fund
JNL Institutional Alt 20 Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Total Return Bond Fund
JNL Institutional Alt 35 Fund	JNL/Invesco Global Real Estate Fund	JNL/PPM America Floating Rate Income Fund
JNL Institutional Alt 50 Fund	JNL/Invesco International Growth Fund	JNL/PPM America High Yield Bond Fund
JNL Institutional Alt 65 Fund(1)	JNL/Invesco Large Cap Growth Fund	JNL/PPM America Mid Cap Value Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/PPM America Small Cap Value Fund
JNL/American Funds Global Bond Fund	JNL/Ivy Asset Strategy Fund	JNL/PPM America Value Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan International Value Fund	JNL/Red Rocks Listed Private Equity Fund(1)
JNL/American Funds Growth-Income Fund	JNL/JPMorgan MidCap Growth Fund	JNL/S&P 4 Fund
JNL/American Funds International Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/S&P Competitive Advantage Fund
JNL/American Funds New World Fund	JNL/Lazard Emerging Markets Fund(1)	JNL/S&P Dividend Income & Growth Fund
JNL/BlackRock Commodity Securities Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Intrinsic Value Fund
JNL/BlackRock Global Allocation Fund(2)	JNL/M&G Global Basics Fund	JNL/S&P Managed Aggressive Growth Fund
JNL/Brookfield Global Infrastructure Fund	JNL/M&G Global Leaders Fund	JNL/S&P Managed Conservative Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Managed Growth Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Bond Index Fund*	JNL/S&P Managed Moderate Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM Emerging Markets Index Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Eagle Core Equity Fund	JNL/MCM European 30 Fund*	JNL/S&P Total Yield Fund
JNL/Eagle SmallCap Equity Fund	JNL/MCM Global Alpha Fund(1)*	JNL/T. Rowe Price Established Growth Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/MCM Index 5 Fund*	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Franklin Templeton Global Growth Fund	JNL/MCM International Index Fund*	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/T. Rowe Price Value Fund
JNL/Franklin Templeton Income Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/WMC Balanced Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/MCM S&P 500 Index Fund*	JNL/WMC Money Market Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/MCM Small Cap Index Fund*	JNL/WMC Value Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/Oppenheimer Global Growth Fund

Jackson National Separate Account I
Notes to Financial Statements

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Dow SM 10 Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Global 15 Fund*	JNL/MCM S&P® 10 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2011, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Select Balanced Fund	JNL/WMC Balanced Fund	May 2, 2011
JNL/Select Money Market Fund	JNL/WMC Money Market Fund	May 2, 2011
JNL/Select Value Fund	JNL/WMC Value Fund	May 2, 2011
JNL/S&P Disciplined Growth Fund	JNL Disciplined Growth Fund(3)	August 29, 2011
JNL/S&P Disciplined Moderate Fund	JNL Disciplined Moderate Fund(3)	August 29, 2011
JNL/S&P Disciplined Moderate Growth Fund	JNL Disciplined Moderate Growth Fund(3)	August 29, 2011

(1) Effective August 29, 2011, JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund closed to new investors but remained open to the JNL Series Trust's fund of funds.

(2) Effective February 22, 2011, JNL/BlackRock Global Allocation Fund was removed as an investment option for all new investment allocations, but any current investment balances as of February 22, 2011, remained in the Fund.  Prior to August 27, 2011, the Fund had a Master-Feeder structure and invested substantially all its assets in shares of BlackRock Global Allocation Portfolio, a series of BlackRock Series Fund, Inc.  At close of business August 26, 2011, the Fund received a pro rata share of cash, securities, and receivables from the BlackRock Global Allocation Portfolio in a complete liquidation of its interest in the Master Fund.  At this time the Fund was reorganized from a Master-Feeder structure to a Sub-Advised Fund and began investing directly in securities rather than through the Master Fund.  Effective August 29, 2011, JNL/BlackRock Global Allocation Fund was reopened to all investors.

(3) These name changes are due to changes in sub-adviser.

* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2011, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1.  The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”

In May 2011 FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable or Level 3 valuation inputs.

For the year ended December 31, 2011, there were no transfers between Level 1 and Level 2 securities.

Jackson National Separate Account I
Notes to Financial Statements

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.  For the years ended December 31, 2011 and 2010, contract maintenance charges were assessed in the amount of $2,870,556 and $6,719,734, respectively.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required.  This charge will be deducted from the amount transferred prior to the allocation to a different portfolio.  For the years ended December 31, 2011 and 2010, transfer charges were assessed in the amount of $21,848 and $57,988, respectively.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2011 and 2010, surrender charges were assessed in the amount of $37,748,144 and $31,960,116, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.40% - 0.87%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Accumulation Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 1.00% - 1.02% of the Guaranteed Value (GV).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.50% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge.  If any of the optional death benefits are selected that are available under the Contract, Jackson will assess an annual charge of 0.60% - 1.80%, depending on product, of the Death Benefit base.  The charge will be deducted each contract quarter from the contract value by redeeming units.

Jackson National Separate Account I
Notes to Financial Statements

Note 3 – Policy Charges (continued)

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge.  If this benefit option has been selected, Jackson will make an additional deduction of 0.20% - 0.45%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

Contract Enhancement Charge.  If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% - 0.40% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.80% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $122,719,601 and $73,788,281 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2011 and 2010, respectively.  These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2011, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL Disciplined Growth Fund	$98,218,010	$49,811,849	JNL/Invesco International Growth Fund	$134,255,143	$99,966,176
JNL Disciplined Moderate Fund	193,487,361	85,025,858	JNL/Invesco Large Cap Growth Fund	217,806,694	158,767,999
JNL Disciplined Moderate Growth Fund	215,147,210	80,734,295	JNL/Invesco Small Cap Growth Fund	172,445,981	133,607,685
JNL Institutional Alt 20 Fund	432,202,944	118,421,843	JNL/Ivy Asset Strategy Fund	882,540,803	277,373,380
JNL Institutional Alt 35 Fund	758,458,924	206,312,624	JNL/JPMorgan International Value Fund	140,380,100	129,100,457
JNL Institutional Alt 50 Fund	1,105,387,548	293,646,512	JNL/JPMorgan MidCap Growth Fund	164,006,420	116,103,042
JNL Institutional Alt 65 Fund	574,863,869	240,202,976	JNL/JPMorgan U.S. Government & Quality Bond Fund	547,059,181	354,441,149
JNL/American Funds Blue Chip Income and Growth Fund	318,607,968	71,005,332	JNL/Lazard Emerging Markets Fund	377,800,036	426,520,241
JNL/American Funds Global Bond Fund	326,267,067	105,668,848	JNL/Lazard Mid Cap Equity Fund	123,821,532	100,472,386
JNL/American Funds Global Small Capitalization Fund	113,485,832	40,866,066	JNL/M&G Global Basics Fund	46,452,853	26,885,307
JNL/American Funds Growth-Income Fund	355,777,612	77,547,987	JNL/M&G Global Leaders Fund	23,938,324	11,143,549
JNL/American Funds International Fund	171,105,685	37,129,768	JNL/MCM 10 x 10 Fund	85,006,054	59,644,556
JNL/American Funds New World Fund	228,570,086	59,888,730	JNL/MCM Bond Index Fund	263,463,201	215,620,774
JNL/BlackRock Commodity Securities Fund	489,443,095	298,691,655	JNL/MCM Emerging Markets Index Fund	3,359,928	2,574
JNL/BlackRock Global Allocation Fund	438,125,186	104,263,595	JNL/MCM European 30 Fund	29,164,337	22,533,523
JNL/Brookfield Global Infrastructure Fund	971,478	12,746	JNL/MCM Global Alpha Fund	52,939,544	41,331,739
JNL/Capital Guardian Global Balanced Fund	115,593,261	81,682,721	JNL/MCM Index 5 Fund	174,611,070	82,044,048
JNL/Capital Guardian Global Diversified Research Fund	83,476,923	70,167,043	JNL/MCM International Index Fund	158,985,027	155,908,344
JNL/Capital Guardian U.S. Growth Equity Fund	143,973,188	115,803,663	JNL/MCM Pacific Rim 30 Fund	34,762,593	26,263,600
JNL/Eagle Core Equity Fund	88,655,237	59,096,499	JNL/MCM S&P 400 MidCap Index Fund	277,924,526	239,646,825
JNL/Eagle SmallCap Equity Fund	545,863,974	281,174,380	JNL/MCM S&P 500 Index Fund	446,244,164	353,914,465
JNL/Franklin Templeton Founding Strategy Fund	271,927,861	218,742,589	JNL/MCM Small Cap Index Fund	203,850,195	199,669,492
JNL/Franklin Templeton Global Growth Fund	86,138,432	44,348,729	JNL/Oppenheimer Global Growth Fund	157,446,668	90,778,339
JNL/Franklin Templeton Global Multisector Bond Fund	3,209,768	6,986	JNL/PAM Asia ex-Japan Fund	80,514,050	83,968,170
JNL/Franklin Templeton Income Fund	418,534,986	220,282,661	JNL/PAM China-India Fund	195,399,720	164,751,734
JNL/Franklin Templeton International Small Cap Growth Fund	107,369,184	68,116,178	JNL/PIMCO Real Return Fund	971,760,378	472,548,750
JNL/Franklin Templeton Mutual Shares Fund	149,291,737	69,479,072	JNL/PIMCO Total Return Bond Fund	1,531,479,241	1,082,173,636
JNL/Franklin Templeton Small Cap Value Fund	162,239,414	124,577,501	JNL/PPM America Floating Rate Income Fund	214,675,737	85,213,768
JNL/Goldman Sachs Core Plus Bond Fund	332,833,159	227,493,038	JNL/PPM America High Yield Bond Fund	843,671,312	675,012,217
JNL/Goldman Sachs Emerging Markets Debt Fund	236,277,779	228,150,775	JNL/PPM America Mid Cap Value Fund	124,809,452	106,928,019
JNL/Goldman Sachs Mid Cap Value Fund	177,271,058	99,656,851	JNL/PPM America Small Cap Value Fund	87,299,544	66,153,248
JNL/Goldman Sachs U.S. Equity Flex Fund	30,622,001	35,869,707	JNL/PPM America Value Equity Fund	68,054,685	68,843,860
JNL/Invesco Global Real Estate Fund	239,731,787	144,232,323	JNL/Red Rocks Listed Private Equity Fund	335,186,319	182,189,057

Jackson National Separate Account I
Notes to Financial Statements

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/S&P 4 Fund	$408,417,052	$249,438,379	JNL/S&P Total Yield Fund	$59,783,086	$36,492,368
JNL/S&P Competitive Advantage Fund	126,985,742	57,970,005	JNL/T. Rowe Price Established Growth Fund	401,324,874	265,567,020
JNL/S&P Dividend Income & Growth Fund	416,918,367	134,317,432	JNL/T. Rowe Price Mid-Cap Growth Fund	696,449,282	371,436,250
JNL/S&P Intrinsic Value Fund	213,277,492	110,795,023	JNL/T. Rowe Price Short-Term Bond Fund	409,647,269	249,905,654
JNL/S&P Managed Aggressive Growth Fund	341,885,396	240,798,943	JNL/T. Rowe Price Value Fund	199,124,528	161,355,161
JNL/S&P Managed Conservative Fund	634,215,995	322,792,514	JNL/WMC Balanced Fund	754,288,936	299,564,866
JNL/S&P Managed Growth Fund	913,104,652	477,297,172	JNL/WMC Money Market Fund	1,836,871,178	1,502,992,398
JNL/S&P Managed Moderate Fund	827,836,074	357,037,863	JNL/WMC Value Fund	148,562,214	127,475,077
JNL/S&P Managed Moderate Growth Fund	1,353,121,930	583,522,773

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$218,888,001	$233,129,545	JNL/MCM Nasdaq® 25 Fund	$121,243,812	$87,635,215
JNL/MCM Communications Sector Fund	40,072,394	42,040,381	JNL/MCM NYSE® International 25 Fund	70,375,445	72,481,102
JNL/MCM Consumer Brands Sector Fund	90,829,428	62,551,313	JNL/MCM Oil & Gas Sector Fund	561,734,865	355,062,294
JNL/MCM Dow SM 10 Fund	234,901,484	186,669,156	JNL/MCM S&P® 10 Fund	66,129,666	108,922,817
JNL/MCM Dow SM Dividend Fund	118,386,268	82,947,979	JNL/MCM S&P® 24 Fund	50,241,934	41,659,597
JNL/MCM Financial Sector Fund	100,706,370	98,640,422	JNL/MCM S&P® SMid 60 Fund	103,196,486	97,875,090
JNL/MCM Global 15 Fund	90,479,261	176,055,862	JNL/MCM Select Small-Cap Fund	58,352,286	99,605,761
JNL/MCM Healthcare Sector Fund	202,208,174	121,190,180	JNL/MCM Technology Sector Fund	241,817,079	188,552,305
JNL/MCM JNL 5 Fund	352,782,571	685,653,237	JNL/MCM Value Line® 30 Fund	120,558,590	190,474,600
JNL/MCM JNL Optimized 5 Fund	71,250,074	111,206,790	JNL/MCM VIP Fund	49,005,034	76,694,892

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights

The following is a summary for each period in the five-year period ended December 31, 2011 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

	JNL Disciplined Growth Portfolio(a)		JNL Disciplined Moderate Portfolio(a)		JNL Disciplined Moderate Growth Portfolio(a)		JNL Institutional Alt 20 Portfolio(b)		JNL Institutional Alt 35 Portfolio(b)		JNL Institutional Alt 50 Portfolio(b)		JNL Institutional Alt 65 Portfolio(b)		JNL/American Funds Blue Chip Income and Growth Portfolio(c)		JNL/American Funds Global Bond Portfolio(c)		JNL/American Funds Global Small Capitalization Portfolio(c)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$7.585200		$8.685114		$8.213126		$12.897292		$13.398793		$13.472850		$13.866809		$9.703216		$10.344191		$8.538274
Total Return *	-8.17	%***	-2.93%		-3.93%		-5.49%		-6.69%		-8.00%		-8.78%		-4.51%		0.25	%***	-21.85%
Ratio of Expenses **	3.145%		3.695%		3.145%		3.06%		3.05%		3.61%		3.61%		3.36%		3.16%		3.06%

Period ended December 31, 2010

Unit Value	$8.123943		$8.947058		$8.548681		$13.647188		$14.360051		$14.644693		$15.200878		$10.161091		$10.254727		$10.926025
Total Return *	9.39%		7.07%		9.78%		9.65%		9.17	%***	10.51	%***	11.74%		9.13	%***	3.64	%***	15.68	%***
Ratio of Expenses **	3.01%		3.695%		3.145%		3.06%		3.05%		3.61%		3.61%		3.36%		2.845%		3.06%

Period ended December 31, 2009

Unit Value	$7.426450		$8.356204		$7.787034		$12.446093		$12.965341		$13.272261		$13.603273		n/a		n/a		n/a
Total Return *	21.67%		14.37%		18.97%		0.62	%***	0.69	%***	-0.06	%***	-0.93	%***	n/a		n/a		n/a
Ratio of Expenses **	3.01%		3.695%		3.145%		3.06%		2.845%		3.01%		3.61%		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	$6.103657		$7.306311		$6.545258		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-0.30	%***	-27.88	%***	-36.78%		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	3.01%		3.695%		3.145%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2007

Unit Value	$10.364266		$10.396421		$10.353901		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	0.66	%***	2.35	%***	-0.92	%***	n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	2.845%		3.01%		3.145%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 6, 2009.
(c) Commencement of operations May 3, 2010.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio(a)	JNL Disciplined Moderate Portfolio(a)	JNL Disciplined Moderate Growth Portfolio(a)	JNL Institutional Alt 20 Portfolio(b)	JNL Institutional Alt 35 Portfolio(b)	JNL Institutional Alt 50 Portfolio(b)	JNL Institutional Alt 65 Portfolio(b)	JNL/American Funds Blue Chip Income and Growth Portfolio(c)	JNL/American Funds Global Bond Portfolio(c)	JNL/American Funds Global Small Capitalization Portfolio(c)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$8.647683	$10.174362	$9.362785	$13.644637	$14.171169	$14.469467	$14.851990	$10.090978	$10.721765	$8.835361
Total Return *	-3.62%	0.22%	-1.36%	-4.59%***	-8.52%***	-9.64%***	-6.46%	-6.39%***	3.28%	-22.38%***
Ratio of Expenses **	0.50%	0.50%	0.50%	1.00%	1.00%	1.00%	1.10%	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$8.972673	$10.152509	$9.491603	$14.119848	$14.854626	$15.297268	$15.878350	$10.314502	$10.380934	$11.068974
Total Return *	12.17%	10.55%	12.72%	11.82%	13.11%	13.65%	14.59%	10.72%***	0.95%***	20.23%***
Ratio of Expenses **	0.50%	0.50%	0.50%	1.10%	1.10%	1.10%	1.10%	1.10%	1.00%	1.10%

Period ended December 31, 2009

Unit Value	$7.998913	$9.183868	$8.420262	$12.627216	$13.133099	$13.460423	$13.857205	n/a	n/a	n/a
Total Return *	34.29%***	22.52%***	29.75%***	1.87%***	32.53%***	18.12%***	22.71%***	n/a	n/a	n/a
Ratio of Expenses **	0.50%	0.50%	0.50%	1.10%	1.10%	1.10%	1.10%	n/a	n/a	n/a

Period ended December 31, 2008

Unit Value	$6.336449	$7.679321	$6.805842	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-34.40%***	-27.44%	-35.51%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.10%	1.15%	1.15%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2007

Unit Value	$10.534013	$10.582996	$10.553448	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Total Return *	-0.78%***	3.79%***	4.34%***	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of Expenses **	1.15%	1.15%	1.15%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 6, 2009.
(c) Commencement of operations May 3, 2010.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio(a)	JNL Disciplined Moderate Portfolio(a)	JNL Disciplined Moderate Growth Portfolio(a)	JNL Institutional Alt 20 Portfolio(b)	JNL Institutional Alt 35 Portfolio(b)	JNL Institutional Alt 50 Portfolio(b)	JNL Institutional Alt 65 Portfolio(b)	JNL/American Funds Blue Chip Income and Growth Portfolio(c)	JNL/American Funds Global Bond Portfolio(c)	JNL/American Funds Global Small Capitalization Portfolio(c)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$168,700	$427,042	$473,993	$871,892	$1,349,313	$1,759,138	$942,913	$379,981	$322,987	$121,399
Units Outstanding (in thousands)	20,490	44,150	53,139	64,683	96,468	123,288	64,231	37,953	30,387	13,853
Investment Income Ratio *	1.09%	1.34%	1.12%	1.00%	0.88%	0.86%	0.73%	0.67%	1.01%	0.37%

Period ended December 31, 2010

Net Assets (in thousands)	$128,516	$322,588	$350,989	$591,940	$866,696	$1,045,302	$686,359	$139,612	$99,514	$74,487
Units Outstanding (in thousands)	14,919	33,094	38,463	42,185	58,741	68,822	43,558	13,568	9,619	6,748
Investment Income Ratio *	1.41%	1.11%	1.20%	0.70%	0.76%	0.77%	0.67%	0.00%	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$74,918	$158,926	$194,086	$194,779	$303,777	$351,060	$225,707	n/a	n/a	n/a
Units Outstanding (in thousands)	9,671	17,855	23,763	15,469	23,203	26,163	16,344	n/a	n/a	n/a
Investment Income Ratio *	3.46%	2.80%	3.23%	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	$25,007	$55,788	$71,319	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	3,996	7,341	10,574	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	1.75%	1.30%	1.40%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2007

Net Assets (in thousands)	$15,683	$33,591	$38,400	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	1,496	3,190	3,658	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 6, 2009.
(c) Commencement of operations May 3, 2010.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Portfolio(b)		JNL/American Funds International Portfolio(b)		JNL/American Funds New World Portfolio(b)		JNL/BlackRock Commodity Securities Portfolio(a)		JNL/BlackRock Global Allocation Portfolio(c)		JNL/Brookfield Global Infrastructure Portfolio(d)		JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio		JNL/Eagle Core Equity Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$9.687223		$8.785597		$9.237794		$9.209368		$9.525680		$10.347709		$8.329723	$16.523644	$17.818001		$12.133220
Total Return *	-5.34%		-17.20%		-16.96%		-10.72%		-7.22%		3.30	%***	-8.35%	-8.11%	-2.81%		-4.15%
Ratio of Expenses **	3.16%		3.36%		3.16%		3.695%		3.61%		2.395%		3.86%	3.86%	3.61%		3.40%

Period ended December 31, 2010

Unit Value	$10.233282		$10.610960		$11.124419		$10.315078		$10.267439		n/a		$9.088924	$17.982846	$18.334060		$12.658211
Total Return *	7.04	%***	7.01	%***	2.97	%***	13.18%		2.04	%***	n/a		4.89%	7.54%	4.02	%***	8.12%
Ratio of Expenses **	3.16%		3.36%		3.16%		3.695%		3.61%		n/a		3.86%	3.86%	3.61%		3.40%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		$9.113705		n/a		n/a		$8.665546	$16.721749	$17.374529		$11.707821
Total Return *	n/a		n/a		n/a		44.49%		n/a		n/a		17.84%	33.00%	30.30%		29.36%
Ratio of Expenses **	n/a		n/a		n/a		3.695%		n/a		n/a		3.86%	3.86%	3.41%		3.40%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		$6.307417		n/a		n/a		$7.353527	$12.573178	$13.334545		$9.050892
Total Return *	n/a		n/a		n/a		-52.24	%***	n/a		n/a		-31.00%	-44.66%	-42.86%		-41.07%
Ratio of Expenses **	n/a		n/a		n/a		3.695%		n/a		n/a		3.86%	3.86%	3.41%		3.40%

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		$13.428198		n/a		n/a		$10.657491	$22.719950	$23.335999		$15.359991
Total Return *	n/a		n/a		n/a		-3.84	%***	n/a		n/a		3.85%	16.05%	6.03%		-2.79%
Ratio of Expenses **	n/a		n/a		n/a		3.61%		n/a		n/a		3.86%	3.86%	3.41%		3.40%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations October 11, 2010.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Portfolio(b)		JNL/American Funds International Portfolio(b)		JNL/American Funds New World Portfolio(b)		JNL/BlackRock Commodity Securities Portfolio(a)		JNL/BlackRock Global Allocation Portfolio(c)		JNL/Brookfield Global Infrastructure Portfolio(d)		JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio		JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$10.041099		$9.136696		$9.575052		$10.524754		$9.833592		$9.044877		$11.629393	$26.589486		$27.509862	$17.513600
Total Return *	-3.27%		-19.39	%***	-17.68	%***	-8.29%		-4.85	%***	-9.72	%***	-5.70%	4.60	%***	-0.25%	-1.83%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.15%		1.00%	1.00%		1.00%	1.00%

Period ended December 31, 2010

Unit Value	$10.380945		$10.771157		$11.277446		$11.475773		$10.324763		n/a		$12.332504	$27.688199		$27.579329	$17.839236
Total Return *	5.26	%***	16.37	%***	25.58	%***	16.27%		2.89	%***	n/a		7.93%	10.55%		11.55%	10.74%
Ratio of Expenses **	1.00%		1.10%		1.10%		1.00%		1.10%		n/a		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		$9.869603		n/a		n/a		$11.426506	$25.045545		$24.723078	$16.108550
Total Return *	n/a		n/a		n/a		48.44%		n/a		n/a		21.26%	36.72%		33.47%	32.50%
Ratio of Expenses **	n/a		n/a		n/a		1.00%		n/a		n/a		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		$6.648895		n/a		n/a		$9.423048	$18.319213		$18.523053	$12.157618
Total Return *	n/a		n/a		n/a		-51.71%		n/a		n/a		-29.00%	-43.11%		-41.46%	-39.64%
Ratio of Expenses **	n/a		n/a		n/a		1.00%		n/a		n/a		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		$13.767720		n/a		n/a		$13.271782	$32.201914		$31.644131	$20.143014
Total Return *	n/a		n/a		n/a		14.25	%***	n/a		n/a		6.88%	19.32	%***	8.63%	-0.42%
Ratio of Expenses **	n/a		n/a		n/a		1.00%		n/a		n/a		1.00%	1.10%		1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations October 11, 2010.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Portfolio(b)	JNL/American Funds International Portfolio(b)	JNL/American Funds New World Portfolio(b)	JNL/BlackRock Commodity Securities Portfolio(a)	JNL/BlackRock Global Allocation Portfolio(c)	JNL/Brookfield Global Infrastructure Portfolio(d)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$430,286	$200,814	$261,975	$797,267	$494,125	$981	$351,568	$286,172	$424,724	$136,793
Units Outstanding (in thousands)	43,195	22,150	27,587	77,839	50,563	95	32,124	12,111	17,111	8,442
Investment Income Ratio *	0.53%	0.72%	0.60%	0.58%	0.67%	0.00%	1.08%	0.94%	0.34%	0.56%

Period ended December 31, 2010

Net Assets (in thousands)	$164,649	$97,917	$128,284	$685,623	$172,036	n/a	$339,313	$289,989	$395,677	$109,852
Units Outstanding (in thousands)	15,914	9,113	11,407	61,152	16,678	n/a	29,149	11,595	15,939	6,677
Investment Income Ratio *	0.00%	0.00%	0.00%	0.36%	0.00%	n/a	1.11%	0.73%	0.27%	0.29%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	$499,893	n/a	n/a	$265,058	$239,991	$284,325	$76,609
Units Outstanding (in thousands)	n/a	n/a	n/a	51,594	n/a	n/a	24,522	10,688	12,891	5,158
Investment Income Ratio *	n/a	n/a	n/a	1.06%	n/a	n/a	2.63%	1.91%	0.19%	1.42%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	$175,643	n/a	n/a	$173,339	$120,056	$123,760	$37,396
Units Outstanding (in thousands)	n/a	n/a	n/a	26,783	n/a	n/a	19,423	7,531	7,729	3,315
Investment Income Ratio *	n/a	n/a	n/a	0.06%	n/a	n/a	1.15%	0.00%	0.00%	2.61%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	$294,796	n/a	n/a	$183,983	$155,406	$151,626	$70,254
Units Outstanding (in thousands)	n/a	n/a	n/a	21,577	n/a	n/a	14,528	5,770	5,756	3,735
Investment Income Ratio *	n/a	n/a	n/a	0.00%	n/a	n/a	2.54%	0.71%	0.00%	1.88%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations October 11, 2010.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio(a)		JNL/Franklin Templeton Global Growth Portfolio(a)		JNL/Franklin Templeton Global Multisector Bond Portfolio(d)		JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter-national Small Cap Growth Portfolio(b)		JNL/Franklin Templeton Mutual Shares Portfolio(a)		JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(c)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$18.484335	$7.635375		$6.573777		$10.047064		$9.850961	$6.185254		$7.471934		$10.351574	$15.830973	$11.716134
Total Return *	-6.05%	-4.85%		-9.40%		-0.11	%***	-1.04%	-17.41%		-3.73%		-6.45%	2.19%	-8.04%
Ratio of Expenses **	3.91%	3.61%		3.61%		2.60%		3.56%	3.61%		3.145%		3.91%	3.91%	3.61%

Period ended December 31, 2010

Unit Value	$19.673973	$8.024647		$7.256056		n/a		$9.954979	$7.488896		$7.761267		$11.065011	$15.491362	$12.740806
Total Return *	30.45%	6.47%		3.27%		n/a		8.63%	16.27%		8.00%		21.97%	3.50%	11.95%
Ratio of Expenses **	3.91%	3.61%		3.61%		n/a		3.56%	3.61%		3.145%		3.91%	3.91%	3.61%

Period ended December 31, 2009

Unit Value	$15.081920	$7.536660		$7.026219		n/a		$9.164130	$6.440753		$7.186112		$9.071610	$14.967299	$11.380544
Total Return *	30.29%	25.52%		26.20%		n/a		28.27%	47.18%		22.82%		28.47%	9.78%	-2.17	%***
Ratio of Expenses **	3.91%	3.61%		3.61%		n/a		3.56%	3.61%		3.145%		3.91%	3.91%	3.61%

Period ended December 31, 2008

Unit Value	$11.575782	$6.004356		$5.567683		n/a		$7.144350	$4.376090		$5.851107		$7.061138	$13.633944	$9.615461
Total Return *	-40.65%	-34.77	%***	-42.73%		n/a		-32.19%	-49.35	%***	-39.82%		-35.69%	-8.81%	5.28	%***
Ratio of Expenses **	3.91%	3.61%		3.61%		n/a		3.56%	3.61%		3.145%		3.91%	3.91%	2.845%

Period ended December 31, 2007

Unit Value	$19.503996	$9.775729		$9.721359		n/a		$10.536430	$9.848527		$9.723155		$10.980404	$14.950410	n/a
Total Return *	7.77%	-6.46	%***	-5.91	%***	n/a		-1.73%	-1.51	%***	-8.10	%***	-9.76%	2.88%	n/a
Ratio of Expenses **	3.91%	3.31%		3.61%		n/a		3.56%	2.845%		3.145%		3.91%	3.91%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio(a)		JNL/Franklin Templeton Global Growth Portfolio(a)		JNL/Franklin Templeton Global Multisector Bond Portfolio(d)		JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio(b)		JNL/Franklin Templeton Mutual Shares Portfolio(a)		JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(c)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$28.847748	$8.689677		$7.444175		$10.054309		$11.388721	$6.851335		$8.309360		$12.566719	$25.690746	$12.747546
Total Return *	-3.28%	-2.34%		-7.11%		0.75	%***	1.51%	-15.31%		-1.65	%***	-3.69%	5.20%	-5.62%
Ratio of Expenses **	1.00%	1.00%		1.10%		1.15%		1.00%	1.10%		1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$29.826055	$8.897977		$8.013670		n/a		$11.218832	$8.090292		$8.415078		$13.048587	$24.420522	$13.506371
Total Return *	34.30%	9.29%		5.90%		n/a		11.45%	19.23%		10.24%		25.58%	6.56%	14.91%
Ratio of Expenses **	1.00%	1.00%		1.10%		n/a		1.00%	1.10%		1.10%		1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$22.208611	$8.141578		$7.567485		n/a		$10.066533	$6.785510		$7.633746		$10.390995	$22.917617	$11.753563
Total Return *	34.14%	28.84%		29.40%		n/a		31.60%	50.92%		25.35%		32.27%	13.02%	6.16	%***
Ratio of Expenses **	1.00%	1.00%		1.10%		n/a		1.00%	1.10%		1.10%		1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$16.556491	$6.319163		$5.847939		n/a		$7.649488	$4.496055		$6.089773		$7.855974	$20.277549	$9.655005
Total Return *	-38.90%	-36.77%		-41.27%		n/a		-30.44%	-25.74	%***	-5.75	%***	-33.79%	-6.12%	-3.14	%***
Ratio of Expenses **	1.00%	1.00%		1.10%		n/a		1.00%	1.10%		1.10%		1.00%	1.00%	1.10%

Period ended December 31, 2007

Unit Value	$27.096246	$9.993973		$9.957514		n/a		$10.996249	$9.860527		$9.910412		$11.866094	$21.598776	n/a
Total Return *	10.97%	-1.17	%***	2.11	%***	n/a		0.83%	-1.39	%***	-0.79	%***	-7.07%	5.94%	n/a
Ratio of Expenses **	1.00%	1.00%		1.10%		n/a		1.00%	1.25%		1.15%		1.00%	1.00%	n/a

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**    Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***   Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio(a)	JNL/Franklin Templeton Global Growth Portfolio(a)	JNL/Franklin Templeton Global Multisector Bond Portfolio(d)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton International Small Cap Growth Portfolio(b)	JNL/Franklin Templeton Mutual Shares Portfolio(a)	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(c)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$624,638	$1,002,736	$150,197	$3,209	$830,111	$159,531	$310,557	$261,576	$576,804	$325,784
Units Outstanding (in thousands)	23,617	118,697	20,586	319	75,202	23,703	38,323	21,600	24,660	26,008
Investment Income Ratio *	0.00%	1.46%	0.95%	0.00%	4.30%	1.52%	2.60%	0.28%	2.12%	4.64%

Period ended December 31, 2010

Net Assets (in thousands)	$414,824	$980,170	$120,991	n/a	$647,703	$147,477	$242,092	$235,996	$471,544	$363,805
Units Outstanding (in thousands)	15,142	112,773	15,358	n/a	59,311	18,484	29,259	18,698	21,206	27,289
Investment Income Ratio *	0.20%	2.99%	1.46%	n/a	4.19%	1.30%	0.02%	0.48%	2.52%	1.30%

Period ended December 31, 2009

Net Assets (in thousands)	$179,792	$795,638	$82,733	n/a	$406,535	$92,048	$146,000	$126,299	$365,183	$126,741
Units Outstanding (in thousands)	8,801	99,557	11,092	n/a	41,299	13,701	19,405	12,508	17,500	10,866
Investment Income Ratio *	0.00%	0.07%	2.38%	n/a	7.51%	2.32%	4.87%	0.95%	4.93%	0.19%

Period ended December 31, 2008

Net Assets (in thousands)	$107,791	$552,970	$34,780	n/a	$214,040	$15,040	$60,998	$57,615	$276,385	$8,743
Units Outstanding (in thousands)	7,090	88,674	6,013	n/a	28,474	3,365	10,133	7,519	14,923	906
Investment Income Ratio *	0.00%	1.40%	0.02%	n/a	0.09%	0.25%	0.00%	1.19%	3.40%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$159,201	$762,485	$47,195	n/a	$252,304	$1,986	$71,047	$57,150	$329,798	n/a
Units Outstanding (in thousands)	6,378	76,812	4,766	n/a	23,215	202	7,206	4,912	16,644	n/a
Investment Income Ratio *	2.39%	0.00%	1.28%	n/a	4.81%	0.00%	0.00%	2.81%	3.54%	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements

Note 7 - Financial Highlights (continued)

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)		JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio		JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$10.291465	$7.047439		$9.910099	$10.145789	$9.074299	$12.202050		$9.747802		$7.956627	$15.899613	$13.994311
Total Return *	-10.11%	-13.32%		-9.67%	-10.45%	-10.11%	-4.75%		-10.77%		-16.20%	-9.22%	5.80%
Ratio of Expenses **	3.91%	3.06%		3.71%	3.91%	3.75%	3.51%		3.61%		3.91%	3.61%	3.75%

Period ended December 31, 2010

Unit Value	$11.449489	$8.130127		$10.970794	$11.329284	$10.094858	$12.811152		$10.923852		$9.494509	$17.514872	$13.226942
Total Return *	19.63%	5.42%		12.88%	8.00%	13.09%	21.86%		1.72	%***	3.46%	21.14%	3.39%
Ratio of Expenses **	3.91%	3.06%		3.71%	3.91%	3.75%	3.51%		3.61%		3.91%	3.61%	3.75%

Period ended December 31, 2009

Unit Value	$9.571077	$7.712029		$9.719054	$10.490005	$8.926762	$10.513159		$10.330943		$9.177295	$14.458073	$12.792920
Total Return *	27.56%	21.10%		27.71%	31.73%	19.72%	30.15%		0.07	%***	25.18%	37.89%	-0.12%
Ratio of Expenses **	3.91%	3.06%		3.71%	3.91%	3.75%	3.51%		2.96%		3.91%	3.61%	3.75%

Period ended December 31, 2008

Unit Value	$7.502931	$6.368322		$7.610482	$7.963090	$7.456591	$8.077700		n/a		$7.331489	$10.484843	$12.808585
Total Return *	-38.54%	-34.86	%***	-38.05%	-43.20%	-39.96%	-41.81%		n/a		-46.62%	-46.41%	2.61%
Ratio of Expenses **	3.91%	3.06%		3.71%	3.91%	3.75%	3.51%		n/a		3.91%	3.61%	3.75%

Period ended December 31, 2007

Unit Value	$12.208730	$10.538002		$12.284252	$14.019714	$12.418859	$13.881145		n/a		$13.734935	$19.566550	$12.482587
Total Return *	-1.17%	3.69	%***	-18.12%	5.54%	11.47%	-2.85	%***	n/a		7.66%	4.11%	2.45%
Ratio of Expenses **	3.91%	3.05%		3.71%	3.91%	3.75%	3.51%		n/a		3.91%	3.61%	3.75%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Goldman Sachs Mid Cap Value Portfolio		JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)		JNL/Invesco Global RealEstate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$12.493934		$7.804539		$11.871410	$16.465808	$12.003511	$15.751828	$10.338760		$11.901546	$24.544669	$22.112284
Total Return *	-7.47%		-11.52%		-7.19%	-7.81%	-7.61%	-2.34%	-8.41%		-13.73%	-6.83%	8.74%
Ratio of Expenses **	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$13.502182		$8.820425		$12.791583	$17.860560	$12.992248	$16.129274	$11.288377		$13.795686	$26.343380	$20.334353
Total Return *	23.16%		7.62%		15.98%	11.19%	16.24%	24.96%	8.72%		6.51%	24.35%	6.28%
Ratio of Expenses **	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$10.963264		$8.196234		$11.029111	$16.063122	$11.177218	$12.907977	$10.383224		$12.952293	$21.185481	$19.133594
Total Return *	31.33%		23.62%		31.21%	35.63%	23.05%	33.46%	-0.96	%***	28.87%	41.54%	2.66%
Ratio of Expenses **	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$8.347706		$6.630091		$8.405404	$11.843487	$9.083134	$9.671897	n/a		$10.050436	$14.968151	$18.637360
Total Return *	-36.73%		-2.64	%***	-36.34%	-41.52%	-38.28%	-40.33%	n/a		-45.05%	-45.00%	5.47%
Ratio of Expenses **	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%	n/a		1.00%	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$13.193511		$10.731355		$13.204592	$20.253728	$14.717475	$16.208684	n/a		$18.288854	$27.213447	$17.670275
Total Return *	1.94	%***	6.45	%***	-15.86%	8.68%	14.59%	10.26%	n/a		10.85%	6.88%	5.32%
Ratio of Expenses **	1.00%		1.15%		1.00%	1.00%	1.00%	1.00%	n/a		1.00%	1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$282,268	$92,895	$408,952	$283,951	$301,831	$167,008	$1,322,819	$263,258	$199,952	$715,934
Units Outstanding (in thousands)	23,437	12,224	35,711	18,827	26,626	11,220	129,612	23,696	9,357	35,866
Investment Income Ratio *	0.63%	0.12%	2.76%	0.70%	0.16%	0.00%	0.15%	2.74%	0.00%	2.84%

Period ended December 31, 2010

Net Assets (in thousands)	$235,722	$109,598	$355,581	$273,458	$266,462	$139,754	$843,628	$302,225	$171,540	$491,104
Units Outstanding (in thousands)	18,038	12,702	28,708	16,716	21,671	9,144	75,384	23,388	7,588	26,522
Investment Income Ratio *	0.60%	0.66%	4.61%	0.82%	0.28%	0.00%	0.01%	2.81%	0.00%	2.71%

Period ended December 31, 2009

Net Assets (in thousands)	$130,124	$86,765	$214,583	$186,951	$218,614	$86,035	$157,832	$270,170	$115,417	$389,728
Units Outstanding (in thousands)	12,215	10,774	20,033	12,731	20,598	7,002	15,362	22,142	6,505	22,457
Investment Income Ratio *	1.26%	0.93%	2.64%	2.29%	0.31%	0.00%	0.00%	4.71%	0.00%	2.38%

Period ended December 31, 2008

Net Assets (in thousands)	$64,799	$40,233	$112,539	$108,750	$127,035	$37,620	n/a	$187,536	$64,780	$448,360
Units Outstanding (in thousands)	7,952	6,154	13,737	10,061	14,671	4,076	n/a	19,656	5,353	26,520
Investment Income Ratio *	1.02%	0.00%	2.18%	0.42%	0.14%	0.00%	n/a	1.94%	0.00%	2.87%

Period ended December 31, 2007

Net Assets (in thousands)	$89,409	$19,247	$134,186	$203,285	$193,899	$69,218	n/a	$396,407	$133,042	$190,859
Units Outstanding (in thousands)	6,902	1,804	10,355	10,936	13,729	4,448	n/a	22,558	6,122	11,779
Investment Income Ratio *	2.42%	0.00%	2.77%	1.65%	0.57%	0.34%	n/a	5.66%	0.00%	3.79%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations September 28, 2009.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard Emerging Markets Portfolio		JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(b)		JNL/M&G Global Leaders Portfolio(b)		JNL/MCM 10 x 10 Portfolio(a)		JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio		JNL/MCM Dow 10 Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$10.156056		$13.672144	$11.969358		$10.403556		$7.755443		$11.039085	$10.966479	$3.996745	$9.160024		$7.166008
Total Return *	-20.66%		-9.08%	-14.95%		-14.33%		-5.11%		4.62%	3.05%	-6.70%	2.77%		13.37%
Ratio of Expenses **	3.61%		3.695%	3.545%		3.06%		3.145%		4.00%	3.91%	3.71%	3.61%		4.00%

Period ended December 31, 2010

Unit Value	$12.800285		$15.037352	$14.073788		$12.143560		$8.173251		$10.552032	$10.641541	$4.283972	$8.913488		$6.321014
Total Return *	17.59%		18.61%	18.80%		9.96	%***	12.83%		18.03%	1.81%	18.07%	23.58	%***	19.77%
Ratio of Expenses **	3.61%		3.695%	3.545%		3.06%		3.145%		4.00%	3.91%	3.71%	3.61%		4.00%

Period ended December 31, 2009

Unit Value	$10.885966		$12.678476	$11.846888		$11.081543		$7.244035		$8.939833	$10.452001	$3.628383	$7.568376		$5.277655
Total Return *	65.65%		34.59%	0.00	%***	9.79	%***	20.73%		46.95%	1.69%	21.02%	28.48%		11.33%
Ratio of Expenses **	3.61%		3.695%	3.545%		2.895%		3.145%		4.00%	3.91%	3.71%	3.56%		4.00%

Period ended December 31, 2008

Unit Value	$6.571545		$9.420260	$8.374701		$8.306746		$6.000234		$6.083724	$10.278779	$2.998232	$5.890476		$4.740586
Total Return *	-51.82%		-41.18%	12.01	%***	6.85	%***	-38.22%		-37.77%	-0.28%	-41.84%	-33.70%		-48.14%
Ratio of Expenses **	3.61%		3.695%	2.295%		2.56%		3.145%		4.00%	3.91%	3.71%	3.56%		4.00%

Period ended December 31, 2007

Unit Value	$13.639504		$16.014550	n/a		n/a		$9.712781		$9.775965	$10.307274	$5.154877	$8.884283		$9.141905
Total Return *	-2.44	%***	-6.16%	n/a		n/a		-2.81	%***	-6.66%	2.31%	0.49%	-11.10%		-2.96%
Ratio of Expenses **	3.61%		3.695%	n/a		n/a		3.145%		4.00%	3.91%	3.71%	3.56%		4.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard Emerging Markets Portfolio		JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(b)		JNL/M&G Global Leaders Portfolio(b)		JNL/MCM 10 x 10 Portfolio(a)		JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio		JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$11.774602		$19.851042	$12.995956		$11.120220		$8.532328		$16.057054	$14.655253	$5.608553		$12.695583	$10.423578
Total Return *	-18.57%		-6.60%	-12.77%		-12.55%		-3.16%		7.79%	6.09%	-4.15%		5.48%	16.81%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.10%		1.00%	1.00%	1.00%		1.00%	1.00%

Period ended December 31, 2010

Unit Value	$14.458958		$21.254205	$14.897910		$12.715963		$8.810460		$14.896187	$13.814234	$5.851318		$12.036436	$8.923432
Total Return *	20.70%		21.85%	21.86%		12.09%		15.16%		21.63%	4.82%	21.31%		21.54%	23.42%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.10%		1.00%	1.00%	1.00%		1.00%	1.00%

Period ended December 31, 2009

Unit Value	$11.979738		$17.443577	$12.225430		$11.344119		$7.650716		$12.247240	$13.179022	$4.823358		$9.903635	$7.230299
Total Return *	70.03%		38.26%	45.54%		36.06%		23.22%		51.42%	4.70%	24.34%		31.82%	14.72%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.10%		1.00%	1.00%	1.00%		1.00%	1.00%

Period ended December 31, 2008

Unit Value	$7.045604		$12.616145	$8.400224		$8.337377		$6.208784		$8.088140	$12.587951	$3.879092		$7.513185	$6.302564
Total Return *	-50.55%		-39.57%	-5.59	%***	-4.47	%***	-35.78	%***	-35.87%	2.66%	-40.24%		-31.98%	-46.57%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.10%		1.00%	1.00%	1.00%		1.00%	1.00%

Period ended December 31, 2007

Unit Value	$14.246633		$20.877235	n/a		n/a		$9.843719		$12.612726	$12.261238	$6.491019		$11.045267	$11.794827
Total Return *	24.60	%***	-3.58%	n/a		n/a		-4.92	%***	-3.80%	5.36%	3.26	%***	-8.79%	0.01%
Ratio of Expenses **	1.00%		1.00%	n/a		n/a		1.15%		1.00%	1.00%	1.00%		1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(b)	JNL/M&G Global Leaders Portfolio(b)	JNL/MCM 10 x 10 Portfolio(a)	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow 10 Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$738,739	$206,248	$54,019	$28,847	$244,930	$501,984	$597,160	$53,185	$107,189	$491,868
Units Outstanding (in thousands)	64,678	11,308	4,233	2,639	29,259	33,587	43,197	10,225	9,082	50,814
Investment Income Ratio *	1.00%	0.67%	0.20%	0.74%	1.49%	2.59%	2.94%	2.69%	0.56%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$973,071	$196,396	$42,221	$22,109	$228,626	$487,532	$533,405	$59,388	$74,764	$376,875
Units Outstanding (in thousands)	69,140	10,055	2,870	1,761	26,356	35,167	40,776	10,912	6,641	45,320
Investment Income Ratio *	0.59%	0.52%	0.79%	0.50%	2.09%	2.46%	2.62%	2.66%	0.53%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$531,698	$150,303	$23,031	$11,179	$172,516	$383,253	$466,312	$39,177	$33,163	$338,274
Units Outstanding (in thousands)	45,414	9,389	1,899	993	22,814	33,485	37,262	8,725	3,576	50,000
Investment Income Ratio *	2.38%	0.83%	0.74%	1.33%	4.71%	4.57%	3.09%	4.96%	0.68%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$148,734	$110,321	$552	$366	$88,276	$326,726	$314,498	$27,618	$22,306	$335,675
Units Outstanding (in thousands)	21,505	9,536	66	44	14,348	42,986	26,242	7,623	3,172	56,632
Investment Income Ratio *	0.66%	1.22%	0.00%	0.17%	1.18%	3.13%	4.39%	4.39%	0.34%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$243,760	$214,652	n/a	n/a	$50,864	$689,744	$303,352	$82,006	$17,959	$815,547
Units Outstanding (in thousands)	17,321	11,206	n/a	n/a	5,188	57,881	25,866	13,425	1,719	73,139
Investment Income Ratio *	0.26%	5.52%	n/a	n/a	0.00%	1.64%	4.40%	4.21%	0.49%	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Dow Dividend Portfolio		JNL/MCM Emerging Markets Index Portfolio(d)		JNL/MCM European 30 Portfolio(b)		JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio(c)		JNL/MCM Healthcare Sector Portfolio		JNL/MCM Index 5 Portfolio(a)		JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$6.280886		$8.995976		$10.430452		$5.036198	$9.429313	$10.104784		$9.780146		$8.407176		$10.446888	$9.140074
Total Return *	2.03%		-1.25	%***	-10.13%		-15.97%	-11.85%	0.00%		6.96%		-5.55%		-15.61%	-5.61%
Ratio of Expenses **	3.61%		2.76%		3.05%		3.61%	4.00%	2.845%		3.61%		3.61%		3.895%	3.695%

Period ended December 31, 2010

Unit Value	$6.155755		n/a		$11.605989		$5.993357	$10.697139	$10.104302		$9.143940		$8.900767		$12.378630	$9.683474
Total Return *	8.07%		n/a		-3.53	%***	9.46%	10.19%	2.13	%***	0.19	%***	11.68%		2.73%	12.86%
Ratio of Expenses **	3.61%		n/a		3.05%		3.61%	4.00%	2.845%		3.61%		3.61%		3.895%	3.695%

Period ended December 31, 2009

Unit Value	$5.695866		n/a		$11.735781		$5.475175	$9.707498	$9.811293		$9.126428		$7.970029		$12.049528	$8.580057
Total Return *	15.99%		n/a		6.88	%***	14.41%	25.92%	-2.51	%***	16.12%		2.11	%***	24.34%	19.63%
Ratio of Expenses **	3.61%		n/a		2.91%		3.61%	4.00%	2.71%		3.56%		3.61%		3.895%	3.695%

Period ended December 31, 2008

Unit Value	$4.910643		n/a		$8.579682		$4.785452	$7.709450	n/a		$7.859728		$6.641190		$9.690621	$7.171980
Total Return *	-42.83	%***	n/a		-9.36	%***	-52.39%	-50.53%	n/a		-25.89%		-29.78	%***	-45.10%	-44.62%
Ratio of Expenses **	3.61%		n/a		2.295%		3.61%	4.00%	n/a		3.56%		3.26%		3.895%	3.695%

Period ended December 31, 2007

Unit Value	$10.068067		n/a		n/a		$10.052315	$15.585405	n/a		$10.605473		$9.793444		$17.652756	$12.950761
Total Return *	-13.16%		n/a		n/a		-20.31%	6.74%	n/a		3.78%		-4.03	%***	6.15%	-2.26%
Ratio of Expenses **	3.545%		n/a		n/a		3.61%	4.00%	n/a		3.56%		3.11%		3.895%	3.695%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.
(c) Commencement of operations September 28, 2009.
(d) Commencement of operations August 29, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Dow Dividend Portfolio		JNL/MCM Emerging Markets Index Portfolio(d)		JNL/MCM European 30 Portfolio(b)		JNL/MCM Financial Sector Portfolio		JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio(c)		JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio(a)		JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$7.336783		$10.354126		$11.108943		$6.979045		$13.715652	$10.510301		$13.555164	$9.453252		$13.937538	$11.108993
Total Return *	4.72%		16.86	%***	-8.37%		-13.75%		-9.17%	1.76%		9.78%	-3.15%		-13.13%	-3.04%
Ratio of Expenses **	1.00%		1.15%		1.10%		1.00%		1.00%	1.10%		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2010

Unit Value	$7.005860		n/a		$12.123107		$8.092060		$15.101143	$10.328476		$12.347713	$9.760839		$16.044721	$11.457330
Total Return *	10.93%		n/a		1.02%		12.36%		13.55%	4.84%		2.84%	14.52%		5.75%	15.94%
Ratio of Expenses **	1.00%		n/a		1.10%		1.00%		1.00%	1.10%		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2009

Unit Value	$6.315424		n/a		$12.001143		$7.202118		$13.299024	$9.852047		$12.006527	$8.523506		$15.172458	$9.881825
Total Return *	19.06%		n/a		7.56	%***	17.44%		29.75%	-2.14	%***	19.77%	23.79%		27.99%	22.90%
Ratio of Expenses **	1.00%		n/a		1.10%		1.00%		1.00%	1.10%		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2008

Unit Value	$5.304558		n/a		$8.602749		$6.132779		$10.249580	n/a		$10.024957	$6.885272		$11.853967	$8.040449
Total Return *	-49.87%		n/a		-7.01	%***	-51.14%		-49.03%	n/a		-23.97%	-28.18	%***	-43.49%	-43.11%
Ratio of Expenses **	1.00%		n/a		1.15%		1.00%		1.00%	n/a		1.00%	1.10%		1.00%	1.00%

Period ended December 31, 2007

Unit Value	$10.581265		n/a		n/a		$12.550628		$20.108100	n/a		$13.185167	$9.923123		$20.977377	$14.132910
Total Return *	-10.83	%***	n/a		n/a		-18.19	%***	10.01%	n/a		6.49%	1.36	%***	9.29%	0.42%
Ratio of Expenses **	1.00%		n/a		n/a		1.00%		1.00%	n/a		1.00%	1.15%		1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.
(c) Commencement of operations September 28, 2009.
(d) Commencement of operations August 29, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Dow Dividend Portfolio	JNL/MCM Emerging Markets Index Portfolio(d)	JNL/MCM European 30 Portfolio(b)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global 15 Portfolio	JNL/MCM Global Alpha Portfolio(c)	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio(a)	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$296,678	$3,375	$19,793	$151,291	$400,433	$50,622	$252,885	$380,323	$407,505	$2,666,784
Units Outstanding (in thousands)	41,857	374	1,806	23,421	31,453	4,865	20,056	40,956	30,833	250,692
Investment Income Ratio *	3.10%	0.00%	1.93%	0.79%	0.00%	0.78%	0.93%	1.04%	2.60%	3.14%

Period ended December 31, 2010

Net Assets (in thousands)	$253,764	n/a	$16,887	$172,834	$522,951	$38,606	$159,186	$302,372	$473,953	$3,150,482
Units Outstanding (in thousands)	37,321	n/a	1,406	22,949	37,238	3,759	13,810	31,427	31,092	285,784
Investment Income Ratio *	2.92%	n/a	0.07%	1.25%	0.00%	0.00%	1.06%	1.14%	1.94%	2.09%

Period ended December 31, 2009

Net Assets (in thousands)	$231,277	n/a	$12,296	$139,933	$571,293	$6,516	$151,086	$181,699	$448,711	$3,112,603
Units Outstanding (in thousands)	37,582	n/a	1,030	20,881	45,965	662	13,468	21,566	31,012	325,622
Investment Income Ratio *	7.43%	n/a	5.88%	1.78%	0.00%	0.00%	1.37%	1.43%	2.71%	3.69%

Period ended December 31, 2008

Net Assets (in thousands)	$187,965	n/a	$393	$72,120	$523,597	n/a	$118,315	$56,123	$296,336	$2,750,040
Units Outstanding (in thousands)	36,151	n/a	46	12,618	54,392	n/a	12,595	8,223	26,077	351,715
Investment Income Ratio *	0.45%	n/a	0.76%	1.76%	0.00%	n/a	0.82%	1.35%	2.07%	2.19%

Period ended December 31, 2007

Net Assets (in thousands)	$381,088	n/a	n/a	$51,640	$1,308,355	n/a	$106,519	$27,920	$554,883	$5,208,867
Units Outstanding (in thousands)	36,492	n/a	n/a	4,371	68,945	n/a	8,577	2,824	27,401	376,758
Investment Income Ratio *	0.00%	n/a	n/a	1.53%	0.00%	n/a	0.80%	0.00%	2.83%	2.12%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.
(c) Commencement of operations September 28, 2009.
(d) Commencement of operations August 29, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM JNL Optimized 5 Portfolio		JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio(a)		JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(b)		JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio		JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$7.595955		$9.687756	$5.651868		$23.708642	$11.959022		$5.612705	$9.004054		$12.737916	$8.544069	$9.479046
Total Return *	-13.10%		-1.62%	-26.55%		-0.68%	-4.82%		-18.75%	1.55%		-5.87%	-2.40%	-10.98%
Ratio of Expenses **	3.695%		3.61%	3.61%		3.91%	3.06%		4.00%	3.26%		3.895%	3.895%	3.61%

Period ended December 31, 2010

Unit Value	$8.741516		$9.847499	$7.694809		$23.870558	$12.565053		$6.908329	$8.866352		$13.532357	$8.753917	$10.648049
Total Return *	9.55%		13.04%	-1.36%		14.54%	9.49%		7.04%	12.82%		21.03%	10.07%	16.48%
Ratio of Expenses **	3.695%		3.61%	3.61%		3.91%	3.06%		4.00%	3.26%		3.895%	3.895%	3.61%

Period ended December 31, 2009

Unit Value	$7.979799		$8.711518	$7.801081		$20.840162	$11.475909		$6.454163	$7.858512		$11.181316	$7.953366	$9.141570
Total Return *	32.73%		29.35%	0.08	%***	15.48%	16.00	%***	15.06%	15.03%		32.76%	21.16%	13.44	%***
Ratio of Expenses **	3.695%		3.61%	3.61%		3.91%	3.06%		4.00%	3.26%		3.895%	3.895%	3.61%

Period ended December 31, 2008

Unit Value	$6.012211		$6.734775	$5.970626		$18.046281	$9.546820		$5.609372	$6.831992		$8.422212	$6.564522	$5.911605
Total Return *	-48.04%		-43.59%	-47.72%		-40.25%	12.07	%***	-51.61%	-5.28	%***	-39.97%	-40.02%	-32.38%
Ratio of Expenses **	3.695%		3.61%	3.36%		3.91%	2.36%		4.00%	3.26%		3.895%	3.895%	3.145%

Period ended December 31, 2007

Unit Value	$11.569752		$11.938104	$11.419846		$30.200568	n/a		$11.591185	$10.513577		$14.029655	$10.945285	$8.742381
Total Return *	13.27	%***	14.83%	9.11	%***	30.07%	n/a		0.89%	-1.17	%***	3.32%	0.87%	-1.08	%***
Ratio of Expenses **	3.695%		3.61%	3.36%		3.91%	n/a		4.00%	3.145%		3.895%	3.895%	3.145%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
** Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM JNL Optimized 5 Portfolio		JNL/MCM Nasdaq 25 Portfolio		JNL/MCM NYSE International 25 Portfolio(a)		JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(b)		JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio		JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$8.849116		$11.702614		$6.384835		$34.109903	$12.782667		$8.164092	$10.234481		$16.994019	$11.398882	$10.708353
Total Return *	-10.74%		0.97%		-24.61%		2.25%	-2.85%		-16.29%	3.87%		-3.11%	0.46%	-8.63%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%	1.00%		1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$9.913614		$11.590048		$8.469371		$33.360487	$13.157268		$9.752472	$9.853359		$17.540101	$11.346466	$11.719891
Total Return *	12.54%		16.03%		1.25%		17.92%	11.77%		10.30%	15.40%		24.58%	13.30%	19.56%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%	1.00%		1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$8.809122		$9.988556		$8.365151		$28.289917	$11.771783		$8.842030	$8.538156		$14.079208	$10.014643	$9.802589
Total Return *	36.35%		32.77%		34.69%		18.89%	29.12	%***	18.56%	17.65%		36.66%	24.72%	59.98%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%	1.00%		1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$6.460537		$7.523099		$6.210757		$23.795171	$9.573796		$7.457573	$7.257030		$10.302385	$8.029980	$6.127313
Total Return *	-46.62%		-26.43	%***	-40.36	%***	-38.48%	0.87	%***	-50.13%	-22.00	%***	-38.21%	-38.26%	-25.70	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%	1.15%		1.00%	1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$12.101901		$12.949952		$11.594407		$38.679651	n/a		$14.954809	$10.878501		$16.671900	$13.006640	$8.863185
Total Return *	2.26	%***	17.77%		12.01	%***	33.93%	n/a		3.98%	6.39%		6.38%	3.85%	-13.45	%***
Ratio of Expenses **	1.00%		1.10%		1.10%		1.00%	n/a		1.00%	1.10%		1.00%	1.00%	1.10%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio(a)	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(b)	JNL/MCM S&P 10 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$325,680	$147,276	$66,407	$796,202	$41,344	$205,874	$53,979	$463,970	$892,032	$158,327
Units Outstanding (in thousands)	38,068	13,156	10,686	25,205	3,288	27,137	5,444	28,874	81,632	15,191
Investment Income Ratio *	1.82%	0.58%	1.97%	0.76%	1.51%	0.00%	0.50%	0.63%	1.83%	0.71%

Period ended December 31, 2010

Net Assets (in thousands)	$408,700	$113,840	$95,366	$593,299	$35,549	$289,551	$45,375	$465,805	$811,001	$174,748
Units Outstanding (in thousands)	42,419	10,220	11,519	19,159	2,735	31,893	4,730	27,996	74,196	15,266
Investment Income Ratio *	2.00%	0.21%	2.20%	1.08%	0.00%	0.00%	0.31%	0.70%	1.42%	0.09%

Period ended December 31, 2009

Net Assets (in thousands)	$394,466	$84,029	$79,880	$434,345	$15,722	$320,366	$32,401	$359,664	$662,896	$123,129
Units Outstanding (in thousands)	45,827	8,721	9,719	16,524	1,345	38,784	3,884	26,849	68,254	12,792
Investment Income Ratio *	2.75%	0.00%	4.80%	0.98%	2.92%	0.00%	0.24%	1.26%	1.69%	1.07%

Period ended December 31, 2008

Net Assets (in thousands)	$288,762	$52,148	$50,700	$303,559	$489	$319,741	$25,914	$235,462	$352,980	$40,940
Units Outstanding (in thousands)	45,495	7,151	8,265	13,755	51	45,660	3,643	23,887	45,784	6,769
Investment Income Ratio *	0.01%	0.02%	0.01%	0.56%	0.00%	0.00%	0.00%	1.06%	1.65%	0.01%

Period ended December 31, 2007

Net Assets (in thousands)	$375,799	$106,385	$63,561	$443,808	n/a	$833,493	$22,726	$414,090	$561,046	$32,447
Units Outstanding (in thousands)	31,420	8,393	5,504	12,229	n/a	58,973	2,111	25,780	44,590	3,676
Investment Income Ratio *	3.74%	0.00%	6.89%	1.09%	n/a	0.00%	0.00%	1.20%	1.41%	5.03%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations April 30, 2007.
(b) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio(b)		JNL/PAM China-India Portfolio(b)		JNL/PIMCO Real Return Portfolio(a)		JNL/PIMCO Total Return Bond Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$9.493188	$11.193412	$5.182166	$8.160986	$9.264238	$10.027837	$6.737610		$5.610913		$12.596112		$13.403110
Total Return *	-2.61%	-7.98%	-3.95%	-25.77%	-6.98%	-11.47%	-23.98%		-30.44%		7.76%		0.82%
Ratio of Expenses **	4.00%	3.895%	3.71%	3.695%	3.51%	3.61%	3.61%		3.61%		3.61%		3.91%

Period ended December 31, 2010

Unit Value	$9.747222	$12.164682	$5.395146	$10.994154	$9.958882	$11.326454	$8.863133		$8.066327		$11.688683		$13.294261
Total Return *	10.71%	21.50%	8.02%	18.01%	11.34%	11.29%	15.17%		12.78%		0.26	%***	3.45%
Ratio of Expenses **	4.00%	3.895%	3.71%	3.695%	3.51%	3.61%	3.61%		3.61%		3.61%		3.91%

Period ended December 31, 2009

Unit Value	$8.803901	$10.012294	$4.994363	$9.316264	$8.944430	$10.177547	$7.695688		$7.152263		$11.271641		$12.851486
Total Return *	0.78%	22.51%	57.85%	10.52%	19.68%	34.48%	5.39	%***	8.83	%***	13.16%		11.03%
Ratio of Expenses **	4.00%	3.895%	3.71%	3.695%	3.51%	3.61%	3.61%		3.61%		3.545%		3.91%

Period ended December 31, 2008

Unit Value	$8.735721	$8.172661	$3.163917	$8.429241	$7.473857	$7.568122	$4.725637		$4.086552		$9.960680		$11.574992
Total Return *	-42.41%	-37.41%	-45.48%	-49.35%	-44.76%	-42.96%	-49.80	%***	-50.99	%***	-11.52	%***	-3.45%
Ratio of Expenses **	4.00%	3.895%	3.71%	3.695%	3.51%	3.61%	3.21%		3.21%		3.545%		3.91%

Period ended December 31, 2007

Unit Value	$15.168172	$13.058461	$5.803200	$16.642550	$13.529815	$13.268141	n/a		n/a		$10.761052		$11.988650
Total Return *	-13.98%	-5.87%	10.37%	15.13%	6.91%	2.54%	n/a		n/a		5.72	%***	4.07%
Ratio of Expenses **	4.00%	3.895%	3.71%	3.695%	3.51%	3.61%	n/a		n/a		3.145%		3.91%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio		JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio(b)		JNL/PAM China-India Portfolio(b)		JNL/PIMCO Real Return Portfolio(a)		JNL/PIMCO Total Return Bond Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$13.808602	$14.933609	$7.272040	$9.919046	$11.109677		$13.248085	$7.494181		$6.241003		$14.335478		$20.048385
Total Return *	0.35%	-5.29%	-1.32%	-23.75%	-4.62%		-9.13%	-21.98%		-28.61%		10.61%		3.79%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2010

Unit Value	$13.760192	$15.767515	$7.369022	$13.008158	$11.647737		$14.579247	$9.605093		$8.741630		$12.960938		$19.316750
Total Return *	14.09%	25.07%	10.99%	21.23%	14.17%		14.23%	18.22%		15.76%		6.65%		6.50%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2009

Unit Value	$12.061163	$12.607306	$6.639203	$10.729784	$10.202293		$12.762875	$8.125063		$7.551324		$12.152635		$18.137786
Total Return *	3.85%	26.11%	62.19%	13.54%	22.72%		38.04%	34.34	%***	0.87	%***	16.08%		14.31%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2008

Unit Value	$11.614036	$9.997206	$4.093468	$9.450010	$8.313699		$9.246087	$4.833989		$4.180148		$10.469333		$15.867781
Total Return *	-40.65%	-35.58%	-43.98%	-47.97%	-39.16	%***	-41.45%	-47.99	%***	-49.76	%***	-8.88	%***	-0.60%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%	1.10%		1.10%		1.00%		1.00%

Period ended December 31, 2007

Unit Value	$19.569867	$15.517913	$7.307406	$18.161781	$14.629951		$15.792289	n/a		n/a		$10.973974		$15.963557
Total Return *	-11.35%	-3.09%	13.41%	18.29%	9.54%		5.26%	n/a		n/a		9.72	%***	7.16%
Ratio of Expenses **	1.00%	1.00%	1.00%	1.00%	1.10%		1.00%	n/a		n/a		1.10%		1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

						JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO	JNL/PIMCO
	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return	Total Return
	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)	Bond Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$239,195	$411,164	$313,873	$366,236	$244,474	$284,666	$100,655	$272,734	$1,526,239	$2,980,927
Units Outstanding (in thousands)	18,646	29,011	46,394	38,660	22,972	22,760	13,732	44,632	109,600	161,304
Investment Income Ratio *	0.99%	0.77%	0.20%	0.00%	1.31%	0.62%	0.41%	0.34%	0.99%	3.19%

Period ended December 31, 2010

Net Assets (in thousands)	$278,923	$444,511	$272,752	$547,478	$285,252	$247,329	$141,098	$362,908	$972,580	$2,500,105
Units Outstanding (in thousands)	21,759	29,615	39,671	43,841	25,456	17,907	14,944	42,196	76,831	140,076
Investment Income Ratio *	0.49%	0.65%	0.17%	0.60%	2.32%	0.85%	0.13%	0.00%	1.48%	2.29%

Period ended December 31, 2009

Net Assets (in thousands)	$288,802	$363,256	$225,292	$524,476	$282,986	$173,881	$96,476	$216,740	$694,975	$1,673,846
Units Outstanding (in thousands)	25,618	30,126	36,401	50,623	28,696	14,359	12,009	29,002	58,299	99,987
Investment Income Ratio *	0.93%	0.93%	0.12%	0.13%	1.73%	1.69%	0.01%	0.00%	2.99%	3.12%

Period ended December 31, 2008

Net Assets (in thousands)	$298,383	$193,801	$49,761	$517,873	$228,217	$104,997	$3,934	$24,871	$423,346	$871,072
Units Outstanding (in thousands)	27,339	20,221	13,023	56,424	28,250	11,924	819	5,964	41,005	59,558
Investment Income Ratio *	0.28%	1.28%	0.02%	0.30%	1.50%	1.34%	1.34%	0.00%	1.51%	4.36%

Period ended December 31, 2007

Net Assets (in thousands)	$628,445	$316,673	$99,763	$1,099,740	$422,290	$196,599	n/a	n/a	$75,390	$598,012
Units Outstanding (in thousands)	34,012	21,146	14,472	61,931	29,419	13,002	n/a	n/a	6,906	40,603
Investment Income Ratio *	7.92%	1.36%	0.09%	0.00%	3.04%	1.06%	n/a	n/a	0.00%	5.28%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(b)		JNL/ PPM America Small Cap Value Portfolio(b)		JNL/ PPM America Value Equity Portfolio		JNL/ Red Rocks Listed Private Equity Portfolio(c)		JNL/S&P 4 Portfolio(a)		JNL/S&P Competitive Advantage Portfolio(a)		JNL/S&P Dividend Income & Growth Portfolio(a)		JNL/S&P Intrinsic Value Portfolio(a)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$9.763142		$11.900255	$8.802847		$8.679633		$11.826380		$7.716122		$10.016290		$10.858481		$10.299783		$10.510325
Total Return *	3.18	%***	0.97%	-10.69%		-11.28%		-8.61%		-20.79%		2.12%		6.62%		8.56%		2.75%
Ratio of Expenses **	3.11%		3.61%	3.61%		3.61%		3.61%		3.51%		3.61%		3.61%		3.51%		3.61%

Period ended December 31, 2010

Unit Value	n/a		$11.785726	$9.855985		$9.782878		$12.941093		$9.741513		$9.807963		$10.184414		$9.488017		$10.229163
Total Return *	n/a		11.53%	24.98%		23.18%		9.65	%***	8.76	%***	9.76%		8.63%		14.16%		10.33%
Ratio of Expenses **	n/a		3.61%	3.61%		3.61%		3.61%		3.51%		3.61%		3.61%		3.51%		3.61%

Period ended December 31, 2009

Unit Value	n/a		$10.567026	$7.885776		$7.941697		$11.592092		$8.002272		$8.935882		$9.375145		$8.310996		$9.271159
Total Return *	n/a		41.12%	2.89	%***	6.35	%***	39.59%		8.22	%***	36.82%		9.43	%***	39.26	%***	13.04	%***
Ratio of Expenses **	n/a		3.61%	3.61%		3.61%		3.51%		3.36%		3.61%		3.61%		3.51%		3.61%

Period ended December 31, 2008

Unit Value	n/a		$7.488176	$5.576767		$6.178402		$8.304331		$5.901213		$6.531198		$6.765550		$6.991175		$6.144531
Total Return *	n/a		-33.21%	-47.15	%***	-33.43	%***	-49.03%		-24.84	%***	-31.69	%***	-28.46	%***	-23.25	%***	-33.54	%***
Ratio of Expenses **	n/a		3.61%	2.91%		2.91%		3.51%		3.095%		3.61%		3.26%		3.26%		3.26%

Period ended December 31, 2007

Unit Value	n/a		$11.211535	n/a		n/a		$16.293261		n/a		$9.909378		$9.904249		$9.755667		$9.906975
Total Return *	n/a		-4.63%	n/a		n/a		-7.99	%***	n/a		-0.63	%***	-0.96	%***	0.38	%***	-0.93	%***
Ratio of Expenses **	n/a		3.61%	n/a		n/a		3.51%		n/a		2.71%		2.845%		2.71%		2.845%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations December 3, 2007.
(b) Commencement of operations March 31, 2008.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(b)		JNL/ PPM America Small Cap Value Portfolio(b)		JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(c)		JNL/S&P 4 Portfolio(a)		JNL/S&P Competitive Advantage Portfolio(a)		JNL/S&P Dividend Income & Growth Portfolio(a)		JNL/S&P Intrinsic Value Portfolio(a)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$9.970069		$17.085087	$9.672001		$9.572316		$17.957638	$8.368520		$11.140221		$12.077498		$11.409605		$11.690770
Total Return *	-1.04	%***	3.63%	-8.42%		12.25	%***	-6.30%	-18.78%		12.09	%***	9.43%		11.31%		5.46%
Ratio of Expenses **	1.00%		1.00%	1.10%		1.00%		1.10%	1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2010

Unit Value	n/a		$16.486250	$10.561409		$10.483034		$19.164505	$10.303812		$10.595861		$11.036703		$10.250525		$11.085669
Total Return *	n/a		14.48%	28.16%		26.31%		16.17%	25.06%		12.55%		11.50%		17.06%		13.25%
Ratio of Expenses **	n/a		1.00%	1.10%		1.10%		1.10%	1.00%		1.10%		1.00%		1.00%		1.00%

Period ended December 31, 2009

Unit Value	n/a		$14.400860	$8.240756		$8.299179		$16.496448	$8.239112		$9.414414		$9.897945		$8.756332		$9.788398
Total Return *	n/a		44.85%	45.77%		32.51%		43.00%	38.93%		40.30%		48.51	%***	38.48	%***	74.12	%***
Ratio of Expenses **	n/a		1.00%	1.10%		1.10%		1.10%	1.00%		1.10%		1.00%		1.00%		1.00%

Period ended December 31, 2008

Unit Value	n/a		$9.942050	$5.653172		$6.263202		$11.536294	$5.930376		$6.710374		$6.924855		$7.155794		$6.289289
Total Return *	n/a		-31.44%	-47.05	%***	-40.61	%***	-47.79%	-31.82	%***	-28.15	%***	-24.77	%***	-22.85	%***	-31.17	%***
Ratio of Expenses **	n/a		1.00%	1.10%		1.10%		1.10%	1.00%		1.10%		1.10%		1.10%		1.10%

Period ended December 31, 2007

Unit Value	n/a		$14.502044	n/a		n/a		$22.095438	n/a		$9.921241		$9.917140		$9.766570		$9.919101
Total Return *	n/a		-2.09%	n/a		n/a		-6.66%	n/a		-1.84	%***	-1.88	%***	-2.62	%***	-0.81	%***
Ratio of Expenses **	n/a		1.00%	n/a		n/a		1.10%	n/a		1.15%		1.15%		1.25%		1.25%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations December 3, 2007.
(b) Commencement of operations March 31, 2008.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(b)	JNL/ PPM America Small Cap Value Portfolio(b)	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(c)	JNL/S&P 4 Portfolio(a)	JNL/S&P Competitive Advantage Portfolio(a)	JNL/S&P Dividend Income & Growth Portfolio(a)	JNL/S&P Intrinsic Value Portfolio(a)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$129,210	$870,828	$87,886	$65,195	$97,154	$308,657	$956,114	$153,398	$529,069	$197,440
Units Outstanding (in thousands)	13,038	55,802	9,255	6,964	6,104	37,524	87,824	12,987	47,429	17,293
Investment Income Ratio *	0.00%	6.97%	0.10%	0.19%	1.12%	8.66%	4.94%	1.01%	1.84%	0.97%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	$721,610	$83,276	$58,322	$106,819	$279,890	$797,263	$83,408	$216,196	$105,541
Units Outstanding (in thousands)	n/a	47,902	8,009	5,650	6,283	27,501	76,365	7,689	21,452	9,700
Investment Income Ratio *	n/a	7.60%	0.00%	0.21%	1.21%	0.25%	0.00%	0.75%	1.79%	0.75%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	$491,310	$19,225	$14,748	$88,889	$111,569	$592,013	$88,880	$79,218	$86,341
Units Outstanding (in thousands)	n/a	37,428	2,359	1,795	6,119	13,636	63,553	9,096	9,158	8,941
Investment Income Ratio *	n/a	8.55%	0.71%	0.61%	5.72%	5.63%	1.22%	0.02%	0.04%	0.03%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	$172,415	$3,373	$4,763	$55,567	$12,102	$255,729	$26,645	$33,656	$29,551
Units Outstanding (in thousands)	n/a	19,370	599	764	5,526	2,044	38,346	3,872	4,731	4,725
Investment Income Ratio *	n/a	8.88%	0.72%	0.90%	2.47%	0.97%	0.01%	1.47%	4.82%	1.24%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	$267,490	n/a	n/a	$119,369	n/a	$22,022	$6,231	$738	$11,822
Units Outstanding (in thousands)	n/a	20,646	n/a	n/a	6,245	n/a	2,221	629	76	1,193
Investment Income Ratio *	n/a	7.54%	n/a	n/a	0.60%	n/a	0.00%	0.07%	0.13%	0.09%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations December 3, 2007.
(b) Commencement of operations March 31, 2008.
(c) Commencement of operations October 6, 2008.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio(a)		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$10.125196	$10.337958	$10.449663	$10.561571	$10.359662	$8.323496		$19.355494	$31.351508	$9.301062		$10.640263
Total Return *	-8.29%	-0.61%	-6.74%	-2.81%	-5.14%	-8.75%		-4.96%	-5.23%	-2.21%		-5.82%
Ratio of Expenses **	3.75%	3.695%	3.80%	3.695%	4.01%	3.61%		3.91%	3.91%	3.61%		3.91%

Period ended December 31, 2010

Unit Value	$11.040307	$10.401392	$11.205082	$10.867131	$10.920968	$9.121174		$20.365095	$33.080837	$9.510825		$11.297764
Total Return *	12.78%	4.76%	11.79%	7.27%	8.73%	6.18%		12.29%	22.96%	-0.72%		11.45%
Ratio of Expenses **	3.75%	3.695%	3.80%	3.695%	4.01%	3.61%		3.91%	3.91%	3.61%		3.91%

Period ended December 31, 2009

Unit Value	$9.789636	$9.929091	$10.023459	$10.131046	$10.043857	$8.590651		$18.136812	$26.903923	$9.579367		$10.137378
Total Return *	26.22%	9.41%	23.29%	14.32%	18.60%	2.27	%***	37.99%	41.21%	-0.28	%***	31.83%
Ratio of Expenses **	3.75%	3.695%	3.80%	3.695%	4.01%	3.61%		3.91%	3.91%	3.61%		3.91%

Period ended December 31, 2008

Unit Value	$7.755799	$9.075254	$8.130179	$8.861798	$8.468455	$6.240794		$13.143650	$19.052733	$9.327447		$7.689738
Total Return *	-41.40%	-16.88%	-37.77%	-24.10%	-30.35%	-35.57	%***	-45.04%	-42.92%	-8.94%		-42.75%
Ratio of Expenses **	3.75%	3.695%	3.80%	3.695%	4.01%	3.51%		3.91%	3.91%	3.21%		3.91%

Period ended December 31, 2007

Unit Value	$13.234462	$10.918213	$13.064157	$11.675144	$12.159040	$10.052412		$23.914187	$33.381368	$10.243295		$13.432137
Total Return *	5.13%	2.42%	4.63%	3.81%	4.36%	0.52	%***	5.87%	12.70%	0.45	%***	-3.04%
Ratio of Expenses **	3.75%	3.695%	3.80%	3.695%	4.01%	2.845%		3.91%	3.91%	3.21%		3.91%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio		JNL/ S&P Managed Growth Portfolio		JNL/ S&P Managed Moderate Portfolio		JNL/ S&P Managed Moderate Growth Portfolio		JNL/S&P Total Yield Portfolio(a)		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$14.773287	$12.564577		$15.349276		$12.836407		$15.662054		$9.258036		$31.410950	$50.879218	$10.785135		$14.943349
Total Return *	-5.74%	2.10%		-4.10%		-0.16	%***	-2.25	%***	-6.34%		-2.16%	-2.44%	0.37%		-3.05%
Ratio of Expenses **	1.00%	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2010

Unit Value	$15.672705	$12.306413		$16.005626		$12.777857		$15.820096		$9.884599		$32.104002	$52.149990	$10.745000		$15.412882
Total Return *	15.92%	7.62%		14.96%		10.09%		11.94%		8.98%		15.60%	26.59%	1.91%		14.74%
Ratio of Expenses **	1.00%	1.00%		1.00%		1.10%		1.10%		1.00%		1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2009

Unit Value	$13.520264	$11.435228		$13.922400		$11.607218		$14.132179		$9.069807		$27.771231	$41.195958	$10.543119		$13.433157
Total Return *	29.74%	16.10	%***	26.79%		17.33%		22.11%		62.22	%***	42.07%	45.38%	6.57%		35.72%
Ratio of Expenses **	1.00%	1.00%		1.00%		1.10%		1.10%		1.00%		1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2008

Unit Value	$10.420786	$10.131175		$10.980959		$9.892894		$11.573735		$6.404924		$19.548020	$28.337674	$9.893602		$9.897450
Total Return *	-39.76%	-14.69%		-36.00%		-22.10%		-28.30%		-29.41	%***	-43.41%	-41.24%	-1.77	%***	-41.06%
Ratio of Expenses **	1.00%	1.10%		1.00%		1.10%		1.10%		1.10%		1.00%	1.00%	1.00%		1.00%

Period ended December 31, 2007

Unit Value	$17.299623	$11.876307		$17.157763		$12.699683		$16.140967		$10.064737		$34.546285	$48.224532	$10.610338		$16.792708
Total Return *	8.08%	5.13%		4.78	%***	6.55%		7.46%		0.65	%***	9.01%	16.05%	3.67%		-0.16%
Ratio of Expenses **	1.00%	1.10%		1.00%		1.10%		1.10%		1.25%		1.00%	1.00%	1.10%		1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.
(a) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio(a)	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$748,866	$1,187,614	$2,273,056	$1,942,414	$3,240,548	$80,015	$901,594	$1,176,491	$493,477	$431,971
Units Outstanding (in thousands)	54,285	98,525	158,754	157,318	222,293	8,851	31,868	25,681	47,268	30,832
Investment Income Ratio *	0.66%	2.39%	0.73%	1.97%	1.64%	1.22%	0.00%	0.02%	1.27%	1.37%

Period ended December 31, 2010

Net Assets (in thousands)	$694,558	$886,035	$1,946,317	$1,514,845	$2,629,579	$64,956	$782,772	$981,793	$334,098	$411,509
Units Outstanding (in thousands)	47,392	74,750	130,135	122,023	176,006	6,691	27,158	21,009	31,935	28,398
Investment Income Ratio *	0.76%	2.60%	1.05%	2.16%	1.39%	0.74%	0.04%	0.20%	1.38%	1.03%

Period ended December 31, 2009

Net Assets (in thousands)	$508,673	$572,713	$1,329,575	$930,311	$1,625,059	$53,501	$548,364	$590,369	$182,385	$318,777
Units Outstanding (in thousands)	40,161	51,869	102,211	82,390	122,140	5,976	22,175	16,143	17,700	25,158
Investment Income Ratio *	2.48%	2.03%	2.25%	1.53%	0.85%	0.02%	0.33%	0.00%	3.80%	1.73%

Period ended December 31, 2008

Net Assets (in thousands)	$334,779	$374,871	$721,594	$511,031	$902,365	$28,399	$301,125	$309,196	$87,244	$204,240
Units Outstanding (in thousands)	34,273	38,038	70,370	53,018	83,111	4,462	17,567	12,488	8,978	21,770
Investment Income Ratio *	0.37%	4.19%	0.55%	4.00%	2.28%	1.84%	0.08%	0.00%	4.21%	1.90%

Period ended December 31, 2007

Net Assets (in thousands)	$606,719	$240,837	$1,201,073	$475,928	$1,251,889	$3,265	$558,543	$510,648	$65,966	$367,321
Units Outstanding (in thousands)	37,210	20,751	74,650	38,280	82,230	325	18,570	12,275	6,283	22,938
Investment Income Ratio *	1.91%	3.16%	1.70%	3.14%	2.24%	0.05%	1.07%	1.71%	3.89%	2.29%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.
(a) Commencement of operations December 3, 2007.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$19.567657	$8.634066	$15.643046
Total Return *	-0.57%	-3.67%	-5.61%
Ratio of Expenses **	3.80%	3.75%	3.70%

Period ended December 31, 2010

Unit Value	$19.680014	$8.962684	$16.572366
Total Return *	6.70%	-3.68%	9.57%
Ratio of Expenses **	3.80%	3.75%	3.70%

Period ended December 31, 2009

Unit Value	$18.445088	$9.305184	$15.125413
Total Return *	15.23%	-3.54%	19.48%
Ratio of Expenses **	3.80%	3.75%	3.70%

Period ended December 31, 2008

Unit Value	$16.007656	$9.646545	$12.659714
Total Return *	-23.68%	-1.57%	-35.77%
Ratio of Expenses **	3.80%	3.75%	3.70%

Period ended December 31, 2007

Unit Value	$20.974344	$9.800591	$19.709046
Total Return *	3.46%	0.86%	3.91%
Ratio of Expenses **	3.80%	3.75%	3.70%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$31.176294	$13.642602	$20.081933
Total Return *	2.24%	-0.99%	-3.03%
Ratio of Expenses **	1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$30.491815	$13.778726	$20.709679
Total Return *	9.73%	-1.00%	12.57%
Ratio of Expenses **	1.00%	1.00%	1.00%

Period ended December 31, 2009

Unit Value	$27.789280	$13.917211	$18.397952
Total Return *	18.50%	-0.85%	22.75%
Ratio of Expenses **	1.00%	1.00%	1.00%

Period ended December 31, 2008

Unit Value	$23.451105	$14.036344	$14.988548
Total Return *	-21.51%	1.17%	-34.01%
Ratio of Expenses **	1.00%	1.00%	1.00%

Period ended December 31, 2007

Unit Value	$29.878778	$13.873622	$22.712971
Total Return *	6.42%	3.69%	6.77%
Ratio of Expenses **	1.00%	1.00%	1.00%

*     Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/WMC	JNL/WMC	JNL/WMC
	Balanced	Money Market	Value
	Portfolio	Portfolio	Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$1,709,811	$1,010,793	$362,133
Units Outstanding (in thousands)	59,618	82,015	18,923
Investment Income Ratio *	1.18%	0.00%	1.03%

Period ended December 31, 2010

Net Assets (in thousands)	$1,228,148	$676,914	$353,077
Units Outstanding (in thousands)	43,834	54,428	17,861
Investment Income Ratio *	1.44%	0.00%	1.02%

Period ended December 31, 2009

Net Assets (in thousands)	$698,799	$813,943	$245,685
Units Outstanding (in thousands)	27,589	64,606	13,947
Investment Income Ratio *	2.87%	0.18%	1.78%

Period ended December 31, 2008

Net Assets (in thousands)	$432,806	$1,200,692	$153,537
Units Outstanding (in thousands)	20,425	94,661	10,667
Investment Income Ratio *	2.44%	2.06%	0.04%

Period ended December 31, 2007

Net Assets (in thousands)	$497,884	$618,006	$217,135
Units Outstanding (in thousands)	18,482	48,897	9,897
Investment Income Ratio *	2.57%	4.60%	3.53%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

Independent Auditors’ Report

To the Board of Directors of Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account I (Separate Account) as set forth herein as of December 31, 2011, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agent of the underlying mutual fund and other appropriate audit procedures. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2011, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

March 1, 2012
Chicago, Illinois

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2011

KPMG LLP
303 East Wacker Drive
Chicago, IL 60601-5212

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries  (the Company) as of December 31, 2011 and 2010, and the related consolidated income statements and the consolidated statements of changes in equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2011.  These consolidated financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011 in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 5, 2012

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (KPMG International), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2011	2010
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2011, $38,688,488; 2010, $39,222,320, including fair value through profit and loss: 2011, $126,657; 2010, $345,038)	$41,546,295	$40,801,885
Trading securities, at fair value	315,607	467,101
Commercial mortgage loans, net of allowance	5,530,370	5,700,365
Policy loans	855,099	855,842
Derivative instruments	2,605,468	1,010,377
Other invested assets	1,255,455	1,038,012
Total investments	52,108,294	49,873,582
Cash and cash equivalents	656,253	674,253
Accrued investment income	576,185	553,762
Deferred acquisition costs	5,635,268	5,305,670
Reinsurance recoverable	1,409,688	1,089,539
Income taxes receivable from Parent	181,774	50,854
Other assets	875,288	618,019
Separate account assets	58,796,937	48,854,037
Total assets	$120,239,687	$107,019,716

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$5,078,788	$3,149,572
Other contract holder funds	44,944,096	44,576,723
Debt	297,695	338,805
Securities lending payable	53,285	58,115
Deferred income taxes, net	1,139,352	656,577
Derivative instruments	1,378,907	1,250,807
Other liabilities	1,652,609	1,886,751
Separate account liabilities	58,796,937	48,854,037
Total liabilities	113,341,669	100,771,387

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,730,901	3,711,500
Accumulated other comprehensive income, net of
tax of $318,302 in 2011 and $53,280 in 2010	1,329,190	837,006
Retained earnings	1,796,398	1,633,691
Total stockholder's equity	6,870,289	6,195,997
Noncontrolling interests	27,729	52,332
Total equity	6,898,018	6,248,329
Total liabilities and equity	$120,239,687	$107,019,716

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2011	2010	2009
Revenues
Fee income	$2,108,159	$1,565,992	$1,082,281
Premium	139,810	142,721	115,231
Net investment income	2,644,586	2,704,453	2,488,781
Net realized losses on investments:
Total other-than-temporary impairments	(305,805)	(319,977)	(1,196,893)
Portion of other-than-temporary impairments included in
other comprehensive income (loss)	218,710	176,719	422,186
Net other-than-temporary impairments	(87,095)	(143,258)	(774,707)
Other investment losses	(673,010)	(1,021,706)	30,276
Total net realized losses on investments	(760,105)	(1,164,964)	(744,431)
Other income	52,350	61,233	61,112
Total revenues	4,184,800	3,309,435	3,002,974
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	585,296	536,725	641,386
Interest credited on other contract holder funds, net of deferrals	1,384,908	1,445,319	1,502,945
Interest expense	42,881	34,825	49,767
Operating costs and other expenses, net of deferrals	760,969	621,773	483,924
Amortization of deferred acquisition and sales inducement costs	437,358	(11,660)	(273,341)
Total benefits and expenses	3,211,412	2,626,982	2,404,681
Pretax income before taxes and noncontrolling interests	973,388	682,453	598,293
Income tax expense	276,235	176,737	182,536
Net income	697,153	505,716	415,757
Less: Net income (loss) attributable to noncontrolling interests	4,446	7,288	(12,415)
Net income attributable to Jackson	$692,707	$498,428	$428,172

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Changes in Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total	Non-
	Common	paid-in	comprehensive	Retained	stockholder's	controlling	Total
	stock	capital	income (loss)	earnings	equity	interests	equity
Balances as of December 31, 2008	$13,800	$2,968,985	$(1,627,525)	$1,145,443	$2,500,703	$126,411	$2,627,114
Comprehensive income:
Net income (loss)				428,172	428,172	(12,415)	415,757
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $382,885			1,621,868		1,621,868	(38,616)	1,583,252
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(127,733)			(237,217)		(237,217)		(237,217)
Reclassification adjustment
for losses included
in net income, net of tax
of $240,213			446,108		446,108		446,108
Total comprehensive income (loss)			1,830,759	428,172	2,258,931	(51,031)	2,207,900
Cumulative effect of change in
accounting, net			(126,890)	126,890	-		-
Capital contribution		592,410			592,410		592,410
Dividends to stockholder				(250,000)	(250,000)		(250,000)
Balances as of December 31, 2009	$13,800	$3,561,395	$76,344	$1,450,505	$5,102,044	$75,380	$5,177,424

Comprehensive income:
Net income				498,428	498,428	7,288	505,716
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $422,473			784,594		784,594	(30,336)	754,258
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(54,663)			(101,517)		(101,517)		(101,517)
Reclassification adjustment
for losses included
in net income, net of tax
of $15,223			28,270		28,270		28,270
Total comprehensive income (loss)			711,347	498,428	1,209,775	(23,048)	1,186,727
Cumulative effect of change in
accounting, net			49,315	(40,242)	9,073		9,073
Capital contribution		150,105			150,105		150,105
Dividends to stockholder				(275,000)	(275,000)		(275,000)
Balances as of December 31, 2010	$13,800	$3,711,500	$837,006	$1,633,691	$6,195,997	$52,332	$6,248,329

Comprehensive income:
Net income				692,707	692,707	4,446	697,153
Net unrealized gains (losses)
on securities not other-than
-temporarily impaired, net
of tax of $360,070			668,701		668,701	(29,049)	639,652
Net unrealized losses on
other-than-temporarily impaired
securities, net of tax of $(65,730)			(122,070)		(122,070)		(122,070)
Reclassification adjustment
for losses included
in net income, net of tax
of $(29,318)			(54,447)		(54,447)		(54,447)
Total comprehensive income (loss)			492,184	692,707	1,184,891	(24,603)	1,160,288
Capital contribution		19,401			19,401		19,401
Dividends to stockholder				(530,000)	(530,000)		(530,000)
Balances as of December 31, 2011	$13,800	$3,730,901	$1,329,190	$1,796,398	$6,870,289	$27,729	$6,898,018

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Financial Statements

Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$697,153	$505,716	$415,757
Adjustments to reconcile net income
to net cash provided by operating activities:
Net realized (gains) losses on investments	(113,933)	55,495	607,878
Net losses on derivatives	809,328	1,069,971	225,566
Interest credited on other contract holder funds, gross	1,396,036	1,464,020	1,543,268
Interest expense on Federal Home Loan Bank funding
agreements	22,098	22,678	28,906
Mortality, expense and surrender charges	(343,983)	(354,070)	(327,521)
Amortization of discount and premium on investments	5,428	(3,243)	(1,235)
Deferred income tax expense	217,754	355,790	409,848
Change in:
Accrued investment income	(22,423)	(103,629)	46,654
Deferred sales inducements and acquisition costs	(997,357)	(1,336,646)	(1,350,132)
Trading portfolio activity, net	151,494	90,570	268,154
Income taxes receivable from Parent	(130,920)	318,624	(200,147)
Other assets and liabilities, net	(511,464)	222,438	899,954
Net cash provided by operating activities	1,179,211	2,307,714	2,566,950

Cash flows from investing activities:
Sales of fixed maturities	7,345,626	8,689,802	9,001,912
Principal repayments, maturities, calls and redemptions:
Fixed maturities	1,635,472	1,934,006	2,166,500
Commercial mortgage loans	1,323,959	1,375,297	742,080
Purchases of:
Fixed maturities	(8,202,646)	(13,190,087)	(10,029,527)
Commercial mortgage loans	(1,185,257)	(1,045,450)	(351,711)
Other investing activities	(514,011)	(716,905)	(1,534,559)
Net cash provided by (used in) investing activities	403,143	(2,953,337)	(5,305)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	20,374,771	17,868,878	14,123,189
Withdrawals	(8,846,295)	(7,182,166)	(9,543,370)
Net transfers to separate accounts	(12,256,282)	(10,767,308)	(6,984,733)
(Payments) Proceeds from repurchase agreements	(451,678)	552,458	-
Proceeds from Federal Home Loan Bank advances	150,000	-	-
Proceeds from debt	-	15,000	-
Payments on debt	(40,870)	(65,711)	(150,000)
Payment of cash dividends to Parent	(530,000)	(275,000)	(250,000)
Capital contribution from Parent	-	130,000	571,000
Net cash (used in) provided by financing activities	(1,600,354)	276,151	(2,233,914)

Net (decrease) increase in cash and cash equivalents	(18,000)	(369,472)	327,731

Cash and cash equivalents, beginning of year	674,253	1,043,725	715,994
Total cash and cash equivalents, end of year	$656,253	$674,253	$1,043,725

See accompanying Notes to Consolidated Financial Statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

1.	Nature of Operations

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•	Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”) and Jackson National Life (Bermuda) LTD;
•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	Wholly owned insurance agency: JNL Southeast Agency, LLC;
•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;
•	Other partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary;
•	Hermitage Management, LLC, a wholly owned subsidiary that holds and manages certain mortgage loans and real estate.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  All significant intercompany accounts and transactions have been eliminated upon consolidation.  In 2011, Jackson adopted a revised presentation of the balance sheet and income statement, with prior year amounts being reclassified to conform with the current year presentation with no impact on stockholder’s equity or net income.  In conjunction with this change, the Company has reclassified its previously reported risk management activity into other investment gains (losses) and net investment income, which is further detailed in Note 5.  In addition, the Company made a correction for an immaterial error in 2009 resulting in a reclassification of $687.0 million, increasing revenues and expenses, with no impact on net income, relating to the classification of certain guaranteed minimum withdrawal benefit reserves.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Changes in Accounting Principles – Adopted in Current Year
In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.”  This guidance clarifies which loan modifications constitute troubled debt restructurings.  It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings.  The Company adopted this guidance effective January 1, 2011 and has included the required disclosures herein.

In April 2011, the FASB issued ASU No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements,” which revises the criteria for asseessing effective control for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  The determination of whether the transfer of a financial asset subject to a repurchase agreement is a sale is based, in part, on whether the entity maintains effective control over the financial asset.  This guidance removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of a default by the transferee and also the collateral maintenance implementation guidance related to that criterion.  The Company adopted this guidance effective January 1, 2011 with no impact on the Company’s consolidated financial statements.

In July 2010, the FASB issued ASU No. 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which requires significant new disclosures about the allowance for credit losses and the credit quality of financing receivables.  The Company adopted the disclosure requirements effective January 1, 2011 and has included the required disclosures herein.

In April 2010, the FASB issued ASU No. 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments.” This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related policyholder, as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties.  This accounting guidance was effective on January 1, 2011 and had no impact on the Company’s consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements,” which requires additional disclosures related to transfers between Levels 1 and 2 and for fair value measurement activity in Level 3.  Additional information to be provided includes purchases, sales, issuances, and settlements on a gross basis.  This ASU also clarifies certain other existing disclosure requirements including the level of disaggregation and disclosures around inputs and valuation techniques.  The accounting guidance for new disclosures and clarification of existing disclosures was effective for periods beginning after December 15, 2009 and were included in the Company’s consolidated financial statements for the year ending December 31, 2010.  The additional disclosures related to activity in Level 3 are effective for fiscal years beginning after December 15, 2010, and are included herein.

Changes in Accounting Principles – Adopted in Prior Years
On January 1, 2010, the Company adopted ASU No. 2009-16, “Accounting for Transfers of Financial Assets.”  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity (“QSPE”) concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

On January 1, 2010, the Company adopted ASU No. 2010-10, “Amendment for Certain Investment Funds,” which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures regarding a company’s involvement in VIEs.  The adoption of ASU 2010-10 and ASU 2009-16 occurred simultaneously, requiring the consolidation of entities formerly considered to be QSPEs and decreasing retained earnings by $40.2 million.  Additional details on the application of this change in accounting principles are included in Note 4.

Changes in Accounting Principles – Not Yet Adopted
In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements.  This guidance is effective for fiscal years beginning after January 1, 2013.  The new disclosures are required to be applied retrospectively for all comparative periods presented.  The Company will adopt this guidance effective January 1, 2013 and include all applicable disclosures.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” with an objective of increasing the prominence of items reported in other comprehensive income (“OCI”).  This guidance provides entities with the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements.    This guidance is applicable retrospectively and is effective for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  The Company will adopt this guidance effective January 1, 2012 and is currently evaluating options for the presentation of comprehensive income upon adoption.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards,” which was issued to create a consistent framework for the application of fair value measurement across jurisdictions.  The amendments include wording changes to GAAP in order to clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements.  This new guidance is not expected to change which assets and liabilities are to be carried at fair value.  This guidance is applicable prospectively and is effective for fiscal years beginning after December 15, 2011.  Early adoption is prohibited.  The Company will adopt this guidance effective January 1, 2012 and has not yet determined the impact it will have on the Company’s consolidated financial statements upon adoption.

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.” This guidance clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities.  The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.

Jackson will adopt this accounting guidance effective January 1, 2012 on a retrospective basis with restatement of all years presented and a cumulative effect adjustment to opening equity balance at January 1, 2010.  Jackson estimates the restatement will reduce deferred acquisition costs by approximately $991.9 million and reduce stockholder’s equity by approximately $641.6 million, net of tax, at January 1, 2010.

The impact on the income statement is as follows (in millions):

	Years ended December 31,
	2011	2010
Net income as reported	$693	$498
Reduced deferrals	(248)	(243)
Change in amortization	61	(31)
Tax benefit	65	96
Net income as adjusted	$571	$320

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income (loss) and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method.  Discounts and premiums on asset-backed securities are amortized over the estimated redemption period.  Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events.  For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $840.7 million and $878.5 million as of December 31, 2011 and 2010, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value.  For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  If management believes the Company does not intend to sell the security and will not more likely than not be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in Note 4.

During 2009, the Company transferred the remainder of its equity holdings from available for sale to a trading portfolio and recognized a loss of $87.5 million.  At December 31, 2011 and 2010, all equity holdings were classified as trading.  Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums, and impairments including any allowance for loan losses.

On a periodic basis, Jackson assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of its loan review process, and a portfolio reserve for probable incurred but not specifically identified losses for loans which do not carry loan specific reserves. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions.  In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of our loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates.  Model assumptions are updated each quarter and, based upon our actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations.  The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors.  Changes in the allowance for loan losses are recorded in investment income.

Separately, Jackson also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above.  Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status.  In this case, all cash received is applied against the carrying value of the loan.

Policy loans are carried at the unpaid principal balances.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Other invested assets primarily include investments in limited partnerships and real estate.  Carrying values for limited partnership investments are determined by using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  Real estate is carried at the lower of depreciated cost or fair value.

The Company holds interests in VIEs that represent primary beneficial interests.  These consolidated VIEs include entities structured to hold and manage investments.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments which are classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity.  The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net income along with the related adjustment for deferred acquisition costs, deferred sales inducements and income taxes.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks.  These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred.  The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements.  The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.  There were no charges due to nonperformance by derivative counterparties in 2011, 2010 or 2009.

The Company generally uses freestanding derivative instruments for hedging purposes.  Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivative instruments.  Further details regarding Jackson’s derivative positions are included in Note 5.  The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.  Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income.

Cash and Cash Equivalents
Cash and cash equivalents, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis (“FHLBI”), are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized capital gains and losses and derivative movements, for annuities and interest-sensitive life products.  Due to volatility of certain factors, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred acquisition costs is conducted on an annual basis.  Based on results of the annual review, the deferred acquisition cost balance is adjusted, with an offsetting credit or charge to amortization expense.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been decreased by $1,062.7 million and $598.5 million at December 31, 2011 and 2010, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the level of expectations of short-term future investment returns.  Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees.  The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years.  Projected returns after the next five years are set at 8.4%.  At December 31, 2010,  future projected returns were capped at the 15% level.  By December 31, 2011, projected returns under mean reversion had fallen and were below the 15% cap.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable would be written off with a charge through deferred acquisition costs amortization.  No such write-offs were required for 2011, 2010 and 2009.

Deferred Sales Inducements
Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities are capitalized as deferred sales inducements and included in other assets.  Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements.  Due to volatility of certain factors, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred sales inducements is conducted on an annual basis.  Based on results of the annual review, the deferred sales inducement balance is adjusted, with an offsetting credit or charge to amortization expense.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been decreased by $147.6 million and $82.2 million at December 31, 2011 and 2010, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable would be written off with a charge through deferred sales inducements amortization.  No such write-offs were required for 2011, 2010 and 2009.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include investment margins, mortality, persistency, rider utilization and policy maintenance expenses.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity reserves are adjusted with an offsetting benefit or charge to net income.

Reinsurance
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums and benefits are reported net of insurance assumed and ceded.

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2007.

Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson.  All other subsidiaries are limited liability companies with all of their interests owned by Jackson.  Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson.  Income tax expense is calculated on a separate company basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at fair value, the deferral of policy acquisition costs and sales inducements and the provisions for policy reserves and other insurance items.  Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.  In accordance with GAAP, Jackson is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Reserves for Future Policy Benefits and Claims Payable
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 3.5% to 6.0%.  Lapse and expense assumptions are based on Company experience.  See Note 7 for a description of general account reserves related to variable annuity guarantees.

Other Contract Holder Funds
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value.  The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract.  At December 31, 2011, the Company had interest sensitive life business in force with total account value of $4.5 billion, with minimum guaranteed interest rates ranging from 3.0% to 6.0%, with a 4.93% average guaranteed rate and fixed interest rate annuities of $26.2 billion of account value with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.83% average guaranteed rate.

Jackson and Jackson National Life Funding, LLC have a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time.  Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  Carrying values totaled $0.7 billion and $1.0 billion at December 31, 2011 and 2010, respectively.

Jackson and Jackson National Life Global Funding have a $10.8 billion aggregate Global Medium Term Note program.  Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements.  The carrying values at December 31, 2011 and 2010 totaled $1.0 billion and $1.2 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date.  Foreign currency transaction gains and losses are included in other investment gains (losses).

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in its mortgage-collateralized loan advance program with short-term and long-term funding facilities.  Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances.  Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.  At December 31, 2011 and 2010, the Company held $107.0 million and $112.1 million, respectively, of FHLBI capital stock, supporting $1.8 billion each period end in funding agreements, short-term and long-term borrowing capacity.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations.  Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position.  Amounts related to contingent liabilities are established if it is probable that a loss has been incurred and the amount is reasonably estimable.  It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position.  However, it is the opinion of management that the ultimate disposition of contingent liabilities will not have a material adverse affect on the Company's financial condition or results of operations.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2011 and 2010, the separate account assets and liabilities associated with variable life and annuity contracts, aggregated $58.8 billion and $48.9 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 7 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.

Additionally, the Company has issued a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan.  These deposits are allocated to the Jackson National Separate Account - II and aggregated $185.7 million and $176.6 million at December 31, 2011 and 2010, respectively.  The Company receives administrative fees for managing the funds.  These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 8 for further information regarding the Company’s debt.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses.  Fee income also includes revenues related to asset management fees and 12b-1 service fees.  Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

Jackson has terminated, at the customers’ requests, a number of Medium Term Note contracts at discounted rates.  The income on these early terminations, totaling $2.5 million and $16.8 million in 2010 and 2009, respectively, was included in other income.  There were no early terminations in 2011.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Subsequent Events
The Company has evaluated events through March 5, 2012, which is the date the financial statements were available to be issued.

3.     Fair Value Measurements

The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands).

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	$656,253	$656,253	$674,253	$674,253
Fixed maturities	41,546,295	41,546,295	40,801,885	40,801,885
Trading securities	315,607	315,607	467,101	467,101
Commercial mortgage loans	5,530,370	5,937,422	5,700,365	5,953,073
Policy loans	855,099	678,141	855,842	684,503
Limited partnerships	1,086,546	1,086,546	865,761	865,761
Other loans	-	-	19,410	19,313
Derivative instruments	2,605,468	2,605,468	1,010,377	1,010,377
GMIB reinsurance recoverable	451,274	451,274	127,534	127,534
Separate account assets	58,796,937	58,796,937	48,854,037	48,854,037

Liabilities
Other contract holder funds
Annuity reserves (1)	$36,484,825	$27,711,994	$33,829,330	$25,847,154
Reserves for guaranteed investment contracts	761,638	771,597	700,090	735,869
Trust instruments supported by funding agreements	1,663,204	1,709,966	2,209,268	2,266,664
Federal Home Loan Bank funding agreements	1,751,020	1,752,556	1,750,989	1,637,555
Debt	297,695	323,341	338,805	358,407
Derivative instruments	1,378,907	1,378,907	1,250,807	1,250,807
Separate account liabilities	58,796,937	58,796,937	48,854,037	48,854,037

(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.  Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Limited partnership interests and those embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.  Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, are considered to be Level 3 inputs.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2011 and 2010, an internally developed model was used to determine the fair value.  The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the  market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans
Fair values are determined by discounting the future cash flows at current market interest rates.

Policy Loans
Fair values are determined using projected future cash flows, based on assumptions as to expected mortality and lapse rates, and discounted at the rate that would be required to transfer the asset to a willing third party.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other investment gains (losses).  Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. These derivative valuations are determined by third party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Limited Partnerships
Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (NAV equivalent) as a practical expedient for fair value.  No adjustments to these amounts were deemed necessary at December 31, 2011 or 2010.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The Company’s limited partnership investments are not redeemable and distributions received are the result of liquidation of the underlying assets of the partnerships.  The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable.  The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner.  It is not probable and there is no instance, to date, where Jackson contemplated selling a limited partnership interest for an amount different from its NAV equivalent.

Other Loans
Fair values are determined by discounting the future cash flows at current market interest rates.

Separate Account Assets and Liabilities
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities, including index-linked annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Other Contract Holder Funds
Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on present value of future cash flows discounted at current market interest rates.

Debt
Carrying value of the short-term debt is considered a reasonable estimate for fair value due to their short-term maturity.  Fair values of other fixed interest rate debt are based on broker quotes or future cash flows discounted at current market interest rates.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other investment gains (losses). The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.  Jackson discontinued offering the GMAB in 2011.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other investment gains (losses).  Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior.   Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates.  The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, persistency, mortality, and withdrawal rates.  Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process.  Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, could likely be significantly different than this fair value.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2011	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$3,361,506	$3,360,159	$1,347	$-
Public utilities	2,670,236	-	2,669,713	523
Corporate securities	27,249,121	-	27,217,349	31,772
Residential mortgage-backed	3,988,907	-	3,988,907	-
Commercial mortgage-backed	3,329,434	-	3,329,434	-
Other asset-backed securities	947,091	11,249	925,782	10,060
Trading securities	315,607	255,716	-	59,891
Limited partnerships	1,086,546	-	-	1,086,546
Derivative instruments	2,605,468	-	2,603,534	1,934
GMIB reinsurance recoverable	451,274	-	-	451,274
Separate account assets (1)	58,796,937	58,796,937	-	-
Total	$104,802,127	$62,424,061	$40,736,066	$1,642,000

Liabilities
Embedded derivative liabilities (2)	$2,949,878	$-	$871,827	$2,078,051
Derivative instruments	1,378,907	114,368	1,264,539	-
Separate account liabilities	58,796,937	58,796,937	-	-
Total	$63,125,722	$58,911,305	$2,136,366	$2,078,051

December 31, 2010	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$3,848,246	$3,817,832	$30,414	$-
Public utilities	2,708,660	-	2,707,928	732
Corporate securities	24,816,251	-	24,784,177	32,074
Residential mortgage-backed	4,348,262	-	4,348,262	-
Commercial mortgage-backed	3,764,136	-	3,764,136	-
Other asset-backed securities	1,316,330	11,193	1,230,324	74,813
Trading securities	467,101	255,166	-	211,935
Limited partnerships	865,761	-	-	865,761
Derivative instruments	1,010,377	-	1,010,377	-
GMIB reinsurance recoverable	127,534	-	-	127,534
Separate account assets (1)	48,854,037	48,854,037	-	-
Total	$92,126,695	$52,938,228	$37,875,618	$1,312,849

Liabilities
Embedded derivative liabilities (2)	$1,249,972	$-	$936,438	$313,534
Derivative instruments	1,250,807	117,449	1,127,527	5,831
Debt	26,207	-	26,207	-
Separate account liabilities	48,854,037	48,854,037	-	-
Total	$51,381,023	$48,971,486	$2,090,172	$319,365

(1) Pursuant to ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) Includes the embedded derivative liabilities related to GMWB and GMAB benefits and index-linked annuities.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The tables below provide rollforwards for 2011 and 2010 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2011	Income	Income	Settlements	Level 3	2011
Assets
Fixed maturities
Public utilities	$732	$(25)	$-	$(184)	$-	$523
Corporate securities	32,074	1,300	1,676	(3,278)	-	31,772
Other asset-backed securities	74,813	(3,002)	3,920	(73,868)	8,197	10,060
Trading securities	211,935	15,934	-	(167,978)	-	59,891
Limited partnerships	865,761	84,328	-	136,457	-	1,086,546
Derivative instruments	-	1,934	-	-	-	1,934
GMIB reinsurance recoverable	127,534	323,740	-	-	-	451,274

Liabilities
Embedded derivative liabilities	(313,534)	(1,764,517)	-	-	-	(2,078,051)
Derivative instruments	(5,831)	5,831	-	-	-	-

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2010	Income	Income	Settlements	Level 3	2010
Assets
Fixed maturities
Public utilities	$13,338	$(1,809)	$1,870	$(8,165)	$(4,502)	$732
Corporate securities	472,466	803	4,611	(158,439)	(287,367)	32,074
Residential mortgage-backed	2,969	(4,583)	7,038	(5,424)	-	-
Commercial mortgage-backed	77,899	(1,579)	16,203	(43,852)	(48,671)	-
Other asset-backed securities	902,956	(2,444)	13,683	(386,693)	(452,689)	74,813
Trading securities	246,045	64,689	-	(98,799)	-	211,935
Limited partnerships	704,689	67,466	-	93,606	-	865,761
Derivative instruments	281,989	(26,551)	-	(99,003)	(156,435)	-
GMIB reinsurance recoverable	141,459	(13,925)	-	-	-	127,534

Liabilities
Embedded derivative liabilities	(437,433)	123,899	-	-	-	(313,534)
Derivative instruments	(27,230)	21,399	-	-	-	(5,831)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The components of the amounts included in purchases, sales, issuances and setttlements at December 31, 2011 shown above are as follows (in thousands):

	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Public utilities	$-	$(184)	$-	$-	$(184)
Corporate securities	-	(3,278)	-	-	(3,278)
Other asset-backed securities	-	(73,868)	-	-	(73,868)
Trading securities	2,629	(170,607)	-	-	(167,978)
Limited partnerships	254,880	(118,423)	-	-	136,457
Total	$257,509	$(366,360)	$-	$-	$(108,851)

Upon adoption of ASC 820-10, certain broker priced assets were classified as Level 3 holdings as a result of illiquidity in the market and the resultant lack of observability into the assumptions used to produce those fair values. During 2010, as a result of changes in the level of observability of these inputs, Jackson determined that these assets would be more appropriately categorized in Level 2. As a result, Jackson transferred securities with an amortized cost and fair value of $1,059.5 million and $775.3 million, respectively, and derivative assets with a fair value of $156.4 million from Level 3 to Level 2 during 2010. For the year ended December 31, 2011, Jackson transferred securities with an amortized cost and fair value of $9.3 million and $8.2 million, respectively, into Level 3 from Level 2 as a result of third party pricing not being available. There were no transfers between Level 1 and 2 of the fair value hierarchy.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2011 and 2010, was as follows (in thousands):

	2011	2010
Assets
Fixed maturities
Public utilities	$(25)	$-
Corporate securities	2,962	2,635
Other asset-backed securities	(3,865)	2,891
Trading securities	15,915	28,905
Limited partnerships	84,478	68,169
Derivative instruments	1,934	-
GMIB reinsurance recoverable	323,740	(13,925)

Liabilities
Embedded derivative liabilities	$(1,764,517)	$123,899
Derivative instruments	(5,831)	21,399

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Fixed Maturities
The following table sets forth fixed maturities at December 31, 2011, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2011, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $164.4 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total Fixed Maturities Carrying Value December 31, 2011
Investment Rating
AAA	22.2%
AA	5.6%
A	31.1%
BBB	35.1%
Investment grade	94.0%
BB	3.1%
B and below	2.9%
Below investment grade	6.0%
Total fixed maturities	100.0%

At December 31, 2011, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 57% were investment grade, 33% were below investment grade and 10% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 65% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2011, the industries accounting for the larger percentage of unrealized losses included banking/finance (9.83% of fixed maturities gross unrealized losses) and telecommunications (1.42%). The largest unrealized loss related to a single corporate obligor was $26.5 million at December 31, 2011.

The amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities, including $126.7 million and $345.0 million in securities carried at fair value with changes in value recorded through the income statement during 2011 and 2010, respectively, were as follows (in thousands):

	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit OTTI (2)
December 31, 2011
Fixed Maturities
Government securities	$2,932,197	$429,309	$-	$3,361,506	$-
Public utilities	2,346,651	324,466	881	2,670,236	-
Corporate securities	25,129,745	2,217,024	97,648	27,249,121	6,755
Residential mortgage-backed	4,127,911	146,430	285,434	3,988,907	(177,444)
Commercial mortgage-backed	3,064,184	324,360	59,110	3,329,434	(6,933)
Other asset-backed securities	1,087,800	15,564	156,273	947,091	(59,520)
Total fixed maturities	$38,688,488	$3,457,153	$599,346	$41,546,295	$(237,142)

(1)	Fair value for securities carried at fair value with changes in value recorded through the income statement.

(2)	Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit OTTI (2)
December 31, 2010
Fixed Maturities
Government securities	$3,789,201	$62,052	$3,007	$3,848,246	$-
Public utilities	2,514,868	205,830	12,038	2,708,660	-
Corporate securities	23,362,634	1,597,001	143,384	24,816,251	12,184
Residential mortgage-backed	4,542,139	138,232	332,109	4,348,262	(158,502)
Commercial mortgage-backed	3,549,421	277,898	63,183	3,764,136	(8,192)
Other asset-backed securities	1,464,057	18,831	166,558	1,316,330	(17,757)
Total fixed maturities	$39,222,320	$2,299,844	$720,279	$40,801,885	$(172,267)

(1)	Fair value for securities carried at fair value with changes in value recorded through the income statement.

(2)	Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2011, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

	Amortized (1) Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Due in 1 year or less	$1,279,659	$25,880	$54	$1,305,485
Due after 1 year through 5 years	6,262,323	450,621	10,644	6,702,300
Due after 5 years through 10 years	18,743,820	1,856,138	42,706	20,557,252
Due after 10 years through 20 years	2,172,590	267,399	13,845	2,426,144
Due after 20 years	1,950,201	370,761	31,280	2,289,682
Residential mortgage-backed	4,127,911	146,430	285,434	3,988,907
Commercial mortgage-backed	3,064,184	324,360	59,110	3,329,434
Other asset-backed securities	1,087,800	15,564	156,273	947,091
Total	$38,688,488	$3,457,153	$599,346	$41,546,295

(1) Fair value for securities carried at fair value with changes in value recorded through the income statement.

U.S. Treasury securities with a carrying value of $4.6 million and $4.2 million at December 31, 2011 and 2010, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2011, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $2.3 million and $7.0 million, respectively. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2011 were $2.3 million and $7.0 million, respectively, and for the 12 months preceding December 31, 2010 were $2.9 million and $8.8 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”). The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost (1)	Gains	Losses	Value

Prime	$865,197	$5,522	$79,340	$791,379
Alt-A	560,471	2,076	85,280	477,267
Subprime	441,311	61	120,814	320,558
Total non-agency RMBS	$1,866,979	$7,659	$285,434	$1,589,204

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2010	Cost (1)	Gains	Losses	Value

Prime	$1,073,242	$12,511	$134,826	$950,927
Alt-A	736,193	2,786	95,028	643,951
Subprime	475,652	1,076	99,128	377,600
Total non-agency RMBS	$2,285,087	$16,373	$328,982	$1,972,478

(1) Fair value for securities carried at fair value with changes in value recorded through the income statement.

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 22% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 20% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2011, the Company recorded other-than-temporary impairment charges of $14.1 million, $20.2 million, and $4.5 million on securities backed by prime, Alt-A and subprime loans, respectively. In 2010, the Company recorded other-than-temporary impairment charges of $23.0 million, $50.5 million, and $11.4 million on securities backed by prime, Alt-A and subprime loans, respectively. In 2009, the Company recorded other-than-temporary impairment charges of $351.1 million, $241.0 million, and $19.0 million on securities backed by prime, Alt-A and subprime loans, respectively.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). At December 31, 2011, the amortized cost and fair value of the Company’s investment in CMBS was $3.1 billion and $3.3 billion, respectively, of which 99% were rated investment grade by at least one NRSRO. In 2011 and 2010, the Company recorded other-than-temporary impairment charges of $1.0 million and $11.1 million, respectively, on CMBS. No other-than-temporary impairment charges were recorded on CMBS during 2009.

Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses compared to corporate bonds. At December 31, 2011, the amortized cost and fair value of the Company’s direct investments in bank loans were $64.9 million and $63.8 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (in thousands, except number of securities):

	December 31, 2011			December 31, 2010

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Government securities	$-	$-	-	$3,007	$480,177	3
Public utilities	373	23,422	2	10,655	264,765	19
Corporate securities	57,525	1,615,252	149	81,721	2,936,548	176
Residential mortgage-backed	66,509	326,993	36	4,255	112,509	23
Commercial mortgage-backed	3,162	82,921	14	4,152	203,927	18
Other asset-backed securities	56,129	180,432	42	2,923	146,656	17
Total temporarily impaired
securities	$183,698	$2,229,020	243	$106,713	$4,144,582	256

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Public utilities	$508	$6,965	1	$1,383	$6,941	2
Corporate securities	40,123	259,037	44	61,663	491,829	61
Residential mortgage-backed	218,925	1,013,025	158	327,854	1,590,392	173
Commercial mortgage-backed	55,948	82,829	21	59,031	145,344	31
Other asset-backed securities	100,144	251,998	58	163,635	442,578	81
Total temporarily impaired
securities	$415,648	$1,613,854	282	$613,566	$2,677,084	348

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
Government securities	$-	$-	-	$3,007	$480,177	3
Public utilities	881	30,387	3	12,038	271,706	21
Corporate securities	97,648	1,874,289	193	143,384	3,428,377	237
Residential mortgage-backed	285,434	1,340,018	194	332,109	1,702,901	196
Commercial mortgage-backed	59,110	165,750	35	63,183	349,271	49
Other asset-backed securities	156,273	432,430	100	166,558	589,234	98
Total temporarily impaired
securities	$599,346	$3,842,874	525	$720,279	$6,821,666	604

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Jackson recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2011 and 2010, default rates for delinquent loans ranged from 15% to 100%. At December 31, 2011 and 2010, loss severities were applied to generate and analyze cash flows of each bond and ranged from 30% to 65% and 30% to 62.5%, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and for which it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	Years Ended December 31,
	2011	2010	2009
Available-for-sale securities
Realized gains on sale	$287,507	$440,843	$464,044
Realized losses on sale	(85,037)	(356,080)	(209,720)
Impairments:
Total other-than-temporary impairments	(305,805)	(319,977)	(1,196,893)
Portion of other-than-temporary impairments
included in other comprehensive income	218,710	176,719	422,186
Net other-than-temporary impairments	(87,095)	(143,258)	(774,707)
Transfer to trading portfolio	-	-	(87,491)
Other	(1,442)	3,000	(4)
Net realized gains (losses) on non-derivative investments	113,933	(55,495)	(607,878)
Net losses on derivative instruments	(874,038)	(1,109,469)	(136,553)
Total net realized losses on investments	$(760,105)	$(1,164,964)	$(744,431)

Included in net realized losses on investments are impairment charges on commercial mortgage loans and other invested assets of $19.3 million and $5.0 million in 2011 and 2010, respectively. There were no such impairment charges in 2009. The net losses on derivative instruments included in the above table are further detailed in Note 5.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2011, 2010 and 2009 was $1,053.2 million, $1,926.7 million and $1,334.7 million, respectively, which was approximately 93%, 84% and 86% of book value, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2011	2010
Cumulative credit loss beginning balance	$698,370	$1,062,190
Additions:
New credit losses	35,724	61,354
Incremental credit losses	32,073	76,904
Reductions:
Securities sold, paid down or disposed of	(361,411)	(502,078)
Cumulative credit loss ending balance	$404,756	$698,370

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $5.5 billion and $5.7 billion at December 31, 2011 and 2010, respectively, are reported net of an allowance for loan losses of $20.1 million and $33.2 million at each date, respectively. At December 31, 2011, commercial mortgage loans were collateralized by properties located in 41 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment and, during 2011, 2010 and 2009, recognized impairment charges against the allowance for loan losses of $34.5 million, $17.7 million and $13.8 million, respectively. In addition, Jackson recorded an impairment as a realized loss of $9.7 million during 2011.

Activity in the allowance for loan losses for Jackson’s commercial mortgage loan portfolio is as follows (in thousands):

	Years Ended December 31,
Allowance for loan losses:	2011	2010
Balance at beginning of year	$33,190	$14,246
Charge-offs	(34,474)	(17,717)
Recoveries	-	-
Net charge-offs	(34,474)	(17,717)
Provision for loan losses	21,390	36,661
Balance at end of year	$20,106	$33,190

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	Allowance for Loan Losses	Recorded Investment
December 31, 2011:
Individually evaluated for impairment	$3,481	$214,335
Collectively evaluated for impairment	16,625	5,316,035
Total	$20,106	$5,530,370

December 31, 2010:
Individually evaluated for impairment	$22,256	$215,832
Collectively evaluated for impairment	10,934	5,484,533
Total	$33,190	$5,700,365

The table below illustrates the delinquency status and accrual status of the carrying value of Jackson's commercial mortgage loan holdings as of December 31, 2011 and 2010 (in thousands). Delinquency status is determined from the date of the first missed contractual payment.

	2011	2010
Accruing
Current	$5,518,802	$5,627,862
Less than 60 days delinquent	-	57,078
60 days to 90 days delinquent	-	-
91 days or more delinquent	3,000	-
Total accruing	5,521,802	5,684,940
Non-accrual	8,568	15,425
Total	$5,530,370	$5,700,365

During 2011 and 2010, Jackson reduced interest income by $1.3 million and $0.4 million, respectively, on commercial mortgage loans that had been placed on non-accrual. There were no comparable reductions during 2009.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans continue to be closely evaluated subsequent to impairment.  The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans during 2011 and 2010 (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2011:
Impaired Loans with a Valuation Allowance
Hotel	$41,592	$44,920	$3,328	$41,116	$1,658
Office	11,319	11,472	153	11,038	688
Total	52,911	56,392	3,481	52,154	2,346
Impaired Loans without a Valuation Allowance
Apartment	92,250	113,107	-	105,143	4,601
Hotel	27,109	34,581	-	29,583	1,252
Office	30,084	31,893	-	30,515	594
Retail	3,000	9,618	-	5,179	596
Warehouse	8,981	9,981	-	9,065	660
Total	161,424	199,180	-	179,485	7,703
Total Impaired Loans
Apartment	92,250	113,107	-	105,143	4,601
Hotel	68,701	79,501	3,328	70,699	2,910
Office	41,403	43,365	153	41,553	1,282
Retail	3,000	9,618	-	5,179	596
Warehouse	8,981	9,981	-	9,065	660
Total	$214,335	$255,572	$3,481	$231,639	$10,049
December 31, 2010:
Impaired Loans with a Valuation Allowance
Apartment	$36,259	$43,700	$7,440	$40,772	$114
Hotel	108,454	120,002	11,547	120,864	1,565
Office	10,749	11,472	723	11,412	360
Retail	7,073	9,618	2,546	9,214	311
Total	162,535	184,792	22,256	182,262	2,350
Impaired Loans without a Valuation Allowance
Apartment	21,120	22,000	-	21,927	1,339
Office	19,914	24,914	-	23,788	499
Warehouse	12,263	14,763	-	11,379	557
Total	53,297	61,677	-	57,094	2,395
Total Impaired Loans
Apartment	57,379	65,700	7,440	62,699	1,453
Hotel	108,454	120,002	11,547	120,864	1,565
Office	30,663	36,386	723	35,200	859
Retail	7,073	9,618	2,546	9,214	311
Warehouse	12,263	14,763	-	11,379	557
Total	$215,832	$246,469	$22,256	$239,356	$4,745

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following table provides information about the credit quality of commercial mortgage loans as of December 31, 2011 (in thousands):

	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$1,213,009	$32,710	$-	$-	$1,245,719
Hotel	583,824	53,592	-	6,000	643,416
Office	940,026	41,403	-	-	981,429
Retail	1,071,383	-	3,000	-	1,074,383
Warehouse	1,578,147	7,276	-	-	1,585,423
Total	$5,386,389	$134,981	$3,000	$6,000	$5,530,370

The $3.0 million balance of commercial mortgage loans that were greater than 90 days delinquent were also restructured.

The following table provides information about commercial mortgage loans involved in a troubled debt restructuring as of December 31, 2011 (in thousands, except number of contracts):

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Office	2	$21,188	$21,188
Total	2	$21,188	$21,188

During 2011, there were no commercial mortgage loans involved in a troubled debt restructuring that subsequently defaulted.

Securitizations
In 2003, Jackson executed the Piedmont CDO Trust (“Piedmont”) securitization transaction.  In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities.  The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont.  Prior to 2010, Piedmont, a qualified special purpose entity, was not consolidated by Jackson.

Effective January 1, 2010, as a result of adoption of ASC 2009-16, Jackson was deemed to be the primary beneficiary of Piedmont and consolidation of Piedmont was required.

As a result of this change, the Company recorded a decrease in retained earnings of $48.2 million upon consolidation of Piedmont.  At December 31, 2010, Piedmont’s assets of $463.9 million and liabilities to external parties of $26.2 million were included in Jackson’s financial statements.  At the date of adoption, Jackson also elected to carry the assets and liabilities in Piedmont at fair value, with changes in fair value reflected in the consolidated income statement.  The creditors of Piedmont do not have recourse to the general credit of Jackson.

During 2011, Jackson purchased the remaining outstanding external interest and, as a result, Piedmont was terminated.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction.  Jackson contributed commercial mortgages with a total principal amount of $623.6 million to MSDW and retained beneficial interest.  Prior to 2010, MSDW, a qualified special purpose entity, was not consolidated by Jackson.

Effective January 1, 2010, as a result of adoption of ASC 2009-16, the Company was deemed to be the primary beneficiary of the variable interest entity MSDW and, as such, was required to consolidate their financial results into Jackson’s consolidated financial statements.  In March 2011, the external debt of MSDW was paid off entirely.  As such, Jackson’s consolidated financial statements include MSDW assets of $48.1 million at December 31, 2011 and MSDW assets and external liabilities of $80.6 million and $14.7 million, respectively, at December 31, 2010.

Other Invested Assets
Other invested assets primarily include investments in limited partnerships, real estate, and other loans.  Investments in limited partnerships have carrying values of $1,086.5 million and $865.8 million at December 31, 2011 and 2010, respectively.  Real estate totaling $168.9 million and $152.8 million at December 31, 2011 and 2010, respectively, includes foreclosed properties with a book value of $19.2 million and $13.8 million, respectively.  Other loans have carrying values of $0 and $19.4 million and weighted average interest rates of 2.25% and 3.46% at December 31, 2011 and 2010, respectively.

Limited Purpose Enhanced Return Entities (“SERVES”)
In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-1 (“SERVES 3”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million.  Jackson’s interest represented 95% of the capital structure of the entity.  Based on the Company’s initial analysis, it concluded that SERVES 3 was a VIE and that the Company was not the primary beneficiary.  Thus, the Company’s investment was reported at the fair value of this debt instrument.

During 2008, Jackson entered into “Option Put and Forbearance Agreements” with the counterparty to the SERVES 3 entity in exchange for the counterparty forbearing its right to initiate forced liquidation of the entity under certain market value triggers.  During 2009, Jackson entered into revised forbearance agreements with this counterparty.  The support provided by the agreement at December 31, 2011 could potentially expose Jackson to maximum losses of $110.7 million, if circumstances allowed the forbearance period to cease.  Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreement is remote.

As a result of the additional exposure to SERVES 3 upon entering into the “Option Put and Forbearance Agreement”, Jackson determined that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements.  The accompanying consolidated financial statements include the underlying assets of $49.5 million and $42.8 million and net liabilities of $2.7 million and $8.4 million in 2011 and 2010, respectively, of this entity.  The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

In 2008, Jackson acquired $40.0 million of debt interests in a limited purpose entity, SERVES 2006-1 (“SERVES 4”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million.   At the acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary.  Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary.  Thus, the Company’s investment was reported at the fair value of this debt instrument.  SERVES 4 notes were sold at par in May 2011.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Securities Lending
The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2011 and 2010, the estimated fair value of loaned securities was $51.6 million and $56.7 million, respectively.  The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  At December 31, 2011 and 2010, cash collateral received in the amount of $53.3 million and $58.1 million, respectively, was invested by the agent bank and included in cash equivalents of the Company.  A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Fixed maturities	$2,164,833	$2,258,099	$2,242,491
Commercial mortgage loans	283,881	285,123	330,194
Limited partnerships	85,949	69,250	(89,829)
Derivative instruments	64,710	39,498	(89,013)
Other investment income	97,318	124,630	158,717
Total investment income	2,696,691	2,776,600	2,552,560
Less investment expenses	(52,105)	(72,147)	(63,779)
Net investment income	$2,644,586	$2,704,453	$2,488,781

During 2011, 2010 and 2009, $17.0 million, $65.5 million and $57.2 million of investment income was recognized on trading securities held at December 31, 2011, 2010 and 2009, respectively.  During 2011 and 2010, $11.2 million and $54.7 million, respectively, of investment income was recognized on fixed maturity securities carried at fair value with changes in value recorded through the income statement.  The net investment income (loss) on derivative instruments included in the above table are further detailed in Note 5.

5.    Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk.  Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices.  The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals.  Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments and are carried at fair value with changes recorded in other investment gains (losses).

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements.  Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are carried at fair value.  The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other investment gains (losses).

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Credit default swaps, with maturities up to five years, are agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio.  These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement.  Credit default swaps are carried at fair value.  The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates.  The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years.  Put-swaptions hedge against significant movements in interest rates.  Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”).  Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms.  Due to the right of offset, linked put-swaptions are presented at the fair value of the net position with each counterparty.  Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options and put spreads), which are used to hedge the Company’s obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value.  These insurance products contain embedded options whose fair value is reported in other contract holder funds.

Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount.  Interest rate swaps are carried at fair value.  During 2011 and 2010, the Company entered into various interest rate swap transactions to more closely match the overall asset and liability duration.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding were as follows (in thousands):

	December 31, 2011
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$45,000	$2,207	$165,000	$(11,738)	$(9,531)
Cross-currency swaps	529,987	142,364	73,200	(11,017)	131,347
Equity index call
options	2,817,800	173,605	4,756,897	(492,171)	(318,566)
Equity index futures	-	-	5,636,700	(114,369)	(114,369)
Equity index put
options	38,350,000	330,554	1,250,000	(8,725)	321,829
Interest rate swaps	13,800,000	1,476,006	14,350,000	(740,578)	735,428
Put-swaptions	15,500,000	478,798	2,000,000	(309)	478,489
Total return swaps	300,000	1,934	-	-	1,934
Total	$71,342,787	$2,605,468	$28,231,797	$(1,378,907)	$1,226,561

	December 31, 2010
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$40,000	$372	$210,000	$(19,730)	$(19,358)
Cross-currency swaps	593,451	175,454	270,906	(34,720)	140,734
Equity index call
options	5,502,500	125,641	1,356,897	(462,209)	(336,568)
Equity index futures	-	-	4,228,875	(117,450)	(117,450)
Equity index put
options	12,600,000	215,768	-	-	215,768
Interest rate swaps	11,250,000	446,212	13,300,000	(576,480)	(130,268)
Put-swaptions	20,500,000	46,930	6,000,000	(34,387)	12,543
Total return swaps	-	-	300,000	(5,831)	(5,831)
Total	$50,485,951	$1,010,377	$25,666,678	$(1,250,807)	$(240,430)

(1) With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2011
	Other	Net Investment Income
	Investment		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$9,420	$(10,452)	$(1,032)
Equity index call options	77,616	-	77,616
Equity index futures	(528,345)	-	(528,345)
Equity index put options	(270,405)	-	(270,405)
Index-linked annuity embedded derivatives	(8,644)	-	(8,644)
Interest rate swaps	816,426	64,535	880,961
Put-swaptions	469,869	(2,779)	467,090
Total return swaps	-	13,406	13,406
Variable annuity embedded derivatives	(1,439,975)	-	(1,439,975)
Total	$(874,038)	$64,710	$(809,328)

	Year Ended December 31, 2010
	Other	Net Investment Income
	Investment		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$8,617	$(10,900)	$(2,283)
Equity index call options	(63,733)	-	(63,733)
Equity index futures	(537,361)	-	(537,361)
Equity index put options	(524,671)	-	(524,671)
Index-linked annuity embedded derivatives	(211,684)	-	(211,684)
Interest rate swaps	116,276	(15,446)	100,830
Put-swaptions	11,202	3,646	14,848
Spread cap options	(18,089)	31,790	13,701
Total return swaps	-	30,408	30,408
Variable annuity embedded derivatives	109,974	-	109,974
Total	$(1,109,469)	$39,498	$(1,069,971)

	Year Ended December 31, 2009
	Other	Net Investment Income
	Investment		Net Gain (Loss)
	Gains (Losses)
Credit default swaps	$(11,494)	$(13,496)	$(24,990)
Equity index call options	(6,895)	-	(6,895)
Equity index futures	(396,329)	-	(396,329)
Equity index put options	(792,760)	-	(792,760)
Index-linked annuity embedded derivatives	(189,464)	-	(189,464)
Interest rate swaps	612,872	(205,639)	407,233
Put-swaptions	4,022	3,030	7,052
Spread cap options	48,898	52,622	101,520
Total return swaps	-	74,470	74,470
Variable annuity embedded derivatives	594,597	-	594,597
Total	$(136,553)	$(89,013)	$(225,566)

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

At December 31, 2011 and 2010, the fair value of Jackson’s net derivative assets by counterparty were $1,457.1 million and $308.3 million, respectively, and held collateral was $1,505.5 million and $282.3 million, respectively, related to these agreements.  At December 31, 2011 and 2010, the fair value of Jackson’s net derivative liabilities by counterparty were $230.5 million and $548.7 million, respectively, and provided collateral was $172.5 million and $484.3 million, respectively, related to these agreements.  All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit.  If all of these provisions had been triggered at December 31, 2011 or 2010, Jackson would have to disburse $106.5 million and $38.4 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

6.	Deferred Policy Acquisition Costs and Deferred Sales Inducement Costs

The balances of and changes in deferred policy acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2011	2010	2009
Balance, beginning of year	$5,305,670	$4,738,901	$4,889,889
Deferrals of acquisition costs	1,251,198	1,180,950	944,596
Amortization related to:
Operations	(707,738)	(361,602)	(108,238)
Derivatives	252,003	443,293	341,509
Net realized (gains) losses	(14,861)	5,553	72,349
Total amortization	(470,596)	87,244	305,620
Unrealized investment gains	(455,668)	(708,151)	(1,397,712)
Other	4,664	6,726	(3,492)
Balance, end of year	$5,635,268	$5,305,670	$4,738,901

The balances of and changes in deferred sales inducement costs, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2011	2010	2009
Balance, beginning of year	$451,096	$476,749	$565,943
Deferrals of sales inducements	183,517	144,037	132,196
Amortization related to:
Operations	(136,469)	(97,729)	(43,542)
Derivatives	170,948	21,248	1,201
Net realized (gains) losses	(1,241)	897	10,062
Total amortization	33,238	(75,584)	(32,279)
Unrealized investment gains	(65,369)	(94,106)	(195,855)
Other	-	-	6,744
Balance, end of year	$602,482	$451,096	$476,749

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

7.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the consolidated income statement with the exception of changes in embedded derivatives, which are included in other investment losses.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

At December 31, 2011 and 2010, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2011	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$49,063.8	$4,528.9	64.2 years
GMWB - Premium only	0%	3,613.5	303.2
GMWB - For life	0-5%*	4,012.6	904.8
GMAB - Premium only	0%	83.3	3.0
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		6,218.9	1,053.7	63.7 years
GMWB - Highest anniversary only		2,883.3	657.6
GMWB - For life		1,143.0	336.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	3,260.8	744.7	66.1 years
GMIB	0-6%	2,582.0	893.7		4.2 years
GMWB - For life	0-8%*	34,037.8	3,517.2

					Average
					Period
				Weighted	until
December 31, 2010	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$39,987.3	$3,297.3	64.0 years
GMWB - Premium only	0%	4,293.0	233.4
GMWB - For life	0-5%*	3,124.5	649.5
GMAB - Premium only	0%	74.8	1.6
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		5,858.8	730.0	63.3 years
GMWB - Highest anniversary only		3,147.5	537.3
GMWB - For life		1,333.7	306.3
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	2,767.8	486.9	65.7 years
GMIB	0-6%	3,026.4	654.6		5.1 years
GMWB - For life	0-8%*	23,525.1	1,052.8

* Ranges shown based on simple interest.  The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Amounts shown as GMWB ‘for-life’ above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits.  The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below).  For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2011	2010
Equity	$44,916.8	$37,327.4
Bond	6,606.6	5,350.1
Balanced	5,976.5	5,237.9
Money market	1,052.8	705.7
Total	$58,552.7	$48,621.1

GMDB liabilities reflected in the general account were as follows (in millions):

	2011	2010	2009
Balance at January 1	$342.0	$308.7	$434.3
Incurred guaranteed benefits	198.4	125.7	21.0
Paid guaranteed benefits	(73.8)	(92.4)	(146.6)
Balance at December 31	$466.6	$342.0	$308.7

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2011 and 2010 (except where otherwise noted):

1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 85.0% of the Annuity 2000 table.
4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.13% to 44.0%, with an average of 4.0% during the surrender charge period and 10.0% thereafter.
5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in current earnings.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 3.    The GMWB reserve totaled $2,074.8 million and $313.5 million at December 31, 2011 and 2010, respectively, and was included in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2011 and 2010, these GMWB reserves totaled $14.7 million and $46.5 million, respectively, and were included in reserves for future policy benefits and claims payable.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

GMAB benefits are offered on some variable annuity plans and issues have been minimal as of December 31, 2011.  These reserves totaled $3.2 million and $0.8 million at December 31, 2011 and 2010, respectively.  This benefit was eliminated from Jackson’s product offerings in 2011.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2011 and 2010, are consistent with those used for calculating the GMDB liability.  At December 31, 2011 and 2010, GMIB reserves before reinsurance totaled $16.0 million and $7.5 million, respectively.

Other Liabilities – Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for: universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.  The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations.  A liability is established to cover future annuitization benefits in excess of surrender values.  The total liability for this block is the surrender value, plus the ASC 944-20 annuitization reserve.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2011			December 31, 2010
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$105.1	$6,125.9	55.9 years	$84.9	$5,850.5	55.7 years
Two-tier annuitization	6.0	31.9	64.7 years	6.2	32.6	63.9 years
ISWL account balance
adjustment	73.0	n/a	n/a	66.3	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2011 and 2010:

1)	Use of a series of deterministic premium persistency scenarios.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2011 and 2010:

1)	Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates are equal to credited interest rates, approximately 3% to 4%.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

8.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2011	2010
Surplus notes	$249,354	$249,333
Mortgage loans	30,841	31,150
VIE related borrowings	2,500	43,322
FHLBI mortgage loan	15,000	15,000
Total	$297,695	$338,805

Due in less than 1 year	$-
Due in more than 1 to 5 years	48,341
Due after 5 years	249,354
Total	$297,695

Surplus notes
On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027.  These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

Under Michigan insurance law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds.  Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the state of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan insurance law.  The surplus notes may not be redeemed at the option of the Company or any holder prior to maturity.

Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid totaled $20.4 million in each of 2011, 2010 and 2009.

Mortgage loans
At December 31, 2011 and 2010, certain consolidated real estate VIEs had outstanding mortgage loans with a weighted average interest rate of 4.4% and 4.4%, respectively, with maturities through 2016.  Interest paid totaled $1.4 million, $2.1 million and $2.2 million in 2011, 2010 and 2009, respectively.

VIE related borrowings
Certain of the Company’s VIEs have “equity” classes issued in the form of non-investment grade debt.  Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets.  These notes accrue contingent interest in addition to the stated coupon.  At December 31, 2011 there was only one equity class outstanding that matures in 2016.  The outstanding principal amount accrued interest at a weighted average interest rate of 9.4% and 5.0% at December 31, 2011 and 2010, respectively.  Interest paid on the notes in 2011, 2010 and 2009 totaled $0.2 million, $8.8 million and $0.4 million, respectively.

Additionally, certain of the Company’s consolidated VIEs issued debt to external parties, which was redeemed in 2011.  While outstanding, the principal amount accrued interest at a weighted average interest rate of 0.8% in 2011 and 3.1% in 2010.  Interest paid on the notes totaled $0.2 million and $2.6 million in 2011 and 2010, respectively, which were the only years these VIEs were consolidated in Jackson’s financial statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Federal Home Loan Bank Mortgage Loan
In 2010, Jackson received a mortgage loan from the FHLBI, under its community investment program.  The loan accrues interest at 1.04% and the outstanding balance was $15.0 million as of both December 31, 2011 and 2010.  Interest paid totaled $0.2 million during 2011.  Jackson did not pay any interest on this mortgage loan during 2010, as the loan was executed in mid-December.  At December 31, 2011, the mortgage loan was collateralized by real estate with a carrying value of $20.4 million.

9.	Federal Home Loan Bank Advances

Jackson entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates.  Advances of $150.0 million at an interest rate of 0.14% were outstanding at December 31, 2011.  There were no advances outstanding at December 31, 2010.  Jackson did not pay interest during 2011 since advances were only drawn in December.  Jackson paid $0 million and $0.3 million of interest on advances during 2010 and 2009, respectively.  Advances were collateralized by CMBS and other structured securities with a carrying value of $165.7 million at December 31, 2011.

10.	Repurchase Agreements

During 2011 and 2010, the Company entered into repurchase agreements whereby the Company agreed to sell and repurchase securities.  These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets.  Short-term borrowings under such agreements averaged $316.4 million and $289.1 million during 2011 and 2010, respectively, at weighted average interest rates of 0.2% for both years.  The outstanding balance was $100.7 million and $552.5 million as of December 31, 2011 and 2010, respectively.  Interest paid totaled $0.5 million, $0.6 million and $0.1 million in 2011, 2010 and 2009, respectively.  The highest level of short-term borrowings at any month end was $683.2 million in 2011 and $552.5 million in 2010.

11.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The Company monitors the financial strength rating of reinsurers on a monthly basis.

The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million.  Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

In connection with the purchase of Life of Georgia in 2005, Jackson acquired certain lines of business that are wholly ceded to non-affiliates.  These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s balance sheets, with changes in fair value recorded through other investment gains (losses).

Jackson also ceded the GMDB coverage associated with certain variable annuities issued prior to 2003 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland (“PARC”).  PARC is a wholly owned subsidiary of Prudential.  Effective December 31, 2009, Jackson terminated the reinsurance agreement, paying a premium of $30.5 million to settle the experience account as defined in the agreement.  The net effect of terminating the reinsurance agreement and recapturing reserves of $265.6 million was a loss of $10.3 million, net of deferred acquisition cost amortization.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Direct premiums:
Life	$257,015	$273,247	$289,755
Accident and health	3,020	9,058	10,867
Plus reinsurance assumed:
Life	12,728	13,736	15,020
Accident and health	860	1,122	1,207
Less reinsurance ceded:
Life	(109,407)	(123,621)	(125,084)
Accident and health	(3,880)	(10,180)	(12,074)
Annuity guaranteed benefits	(20,526)	(20,641)	(64,460)
Total net premiums	$139,810	$142,721	$115,231

Premiums ceded for guaranteed annuity benefits included $44.4 million to PARC during 2009.

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Direct benefits
Life	$668,546	$594,368	$564,379
Accident and health	1,598	5,220	10,861
Annuity guaranteed benefits	73,756	92,382	146,634
Plus reinsurance assumed:
Life	27,317	27,934	30,115
Accident and health	468	560	694
Less reinsurance ceded:
Life	(118,408)	(121,595)	(108,985)
Accident and health	(2,066)	(5,780)	(11,555)
Annuity guaranteed benefits	-	-	(48,570)
Deferral of contract enhancements	(172,389)	(125,336)	(91,873)
Change in reserves, net of reinsurance	106,474	68,972	149,686
Total benefits	$585,296	$536,725	$641,386

During 2009, benefits ceded for guaranteed annuity benefits included $48.6 million to PARC.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2011	2010
Reserves:
Life	$893,963	$874,904
Accident and health	5,764	18,966
Guaranteed minimum income benefits	451,274	127,534
Other annuity benefits	23,129	25,184
Claims liability	33,411	40,748
Other	2,147	2,203
Total	$1,409,688	$1,089,539

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $46.2 million and $47.7 million at December 31, 2011 and 2010, respectively.  The largest amount ceded to any reinsurer at December 31, 2011 totaled $451.3 million, which was all related to the guaranteed minimum income benefits in the above table.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2011	2010
Direct life insurance in-force	$88,014	$93,606
Amounts assumed from other companies	1,334	1,415
Amounts ceded to other companies	(47,059)	(49,417)
Net life insurance in-force	$42,290	$45,604

12.  Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Current tax expense (benefit)	$58,481	$(179,053)	$(227,312)
Deferred tax expense	217,754	355,790	409,848
Federal income tax expense	$276,235	$176,737	$182,536

The federal income tax provisions differ from the amounts determined by multiplying pretax income attributable to Jackson by the statutory federal income tax rate of 35% as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Income taxes at statutory rate	$339,130	$236,308	$213,748
Dividends received deduction	(59,136)	(56,390)	(27,331)
Other	(3,759)	(3,181)	(3,881)
Federal income tax expense	$276,235	$176,737	$182,536

Effective tax rate	28.5%	26.2%	29.9%

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Federal income taxes paid (recovered) were $170.0 million, $(517.8) million and $(48.6) million in 2011, 2010 and  2009, respectively.  The 2010 tax recovery included $287.7 million due to Internal Revenue Service guidance issued in March 2010 related to the adoption of new statutory reserving requirements for variable annuities in 2009.  This new tax guidance required that the tax reserve decrease recognized upon implementation of the transition to the new reserving methodology be amortized over 10 years.  Approximately $822.1 million of the additional tax reserve deduction was available to carryback and offset the prior year’s taxable income.  For GAAP, this guidance resulted in a current tax recoverable, offset by a decrease in a deferred tax asset, with no impact on total tax expense.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2011	2010
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$1,846,024	$1,394,786
Other-than-temporary impairments and other investment items	122,244	238,777
Deferred compensation	44,956	41,498
Other, net	66,473	141,830
Total gross deferred tax asset	2,079,697	1,816,891

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(1,948,928)	(1,796,823)
Other investment items	(246,482)	(36,419)
Other assets	(22,314)	(96,579)
Net unrealized gains on available for sale securities	(1,001,325)	(543,647)
Total gross deferred tax liability	(3,219,049)	(2,473,468)

Net deferred tax liability	$(1,139,352)	$(656,577)

Realization of Jackson’s deferred tax assets is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize gross deferred tax assets.

At December 31, 2011, the Company had no federal tax ordinary loss or federal tax capital loss carryforwards.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS's intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  In January 2010, Jackson received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson did not agree with the assessment and filed a protest with the Appellate Division of the IRS.  No reserve has been established for this potential exposure since Jackson believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $59.1 million, $56.4 million and $27.3 million during 2011, 2010 and 2009, respectively.

During 2011, Jackson established a reserve for an unrecognized tax benefit as required for income tax uncertainties.  The following table summarizes the changes in the Company’s unrecognized tax benefits, for the year ended December 31, 2011 (in thousands).  There were no unrecognized tax benefits at December 31, 2010.

Unrecognized tax benefit at December 31, 2010	$-
Additions for tax positions identified in 2011	45,065
Reduction of tax positions of closed prior years	-
Unrecognized tax benefit at December 31, 2011	$45,065

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions.  The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

Interest totaling $10.4 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement for 2011.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2011, 2010 or 2009.

Based on information available as of December 31, 2011, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years prior to 2007.

13.	Commitments and Contingencies

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business.  It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.  Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including a modal premium case and allegations of misconduct in the sale of insurance products.  The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable.  At December 31, 2011 and 2010, Jackson recorded accruals totaling $19.9 million and $29.0 million, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $26.6 million and $24.9 million at the end of 2011 and 2010, respectively.  Related premium tax offsets were $15.3 million and $14.6 million  at December 31, 2011 and 2010, respectively.  While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2011, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $529.8 million.  At December 31, 2011, unfunded fixed-rate commercial mortgage loan commitments totaled $119.3 million.

The Company has received industry-wide regulatory inquiries with respect to claims settlement practices and compliance with unclaimed property laws. To date, only one state has requested a formal search for potential unreported claims.  Any regulatory audits, related examination activity and internal reviews may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.  Based on its current analysis, at December 31, 2011, the Company accrued $25.0 million for these unreported claims.  Additionally, regulators and state legislators are considering proposals that would require life insurance companies to take additional steps to identify unreported deceased policy and contract holders.  Currently, there does not appear to be a consensus among state insurance regulators and state unclaimed property administrators regarding a life insurer’s obligations in connection with identifying unreported deaths of its policy and contract holders.

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051.  Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2011, Jackson recorded a liability of $13.0 million for future lease payments.  Lease expense was $25.2 million, $22.3 million and $20.6 million in 2011, 2010 and 2009, respectively. At December 31, 2011, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2012	$23,087
2013	20,880
2014	14,229
2015	11,644
2016	11,248
Thereafter	20,501
Total	$101,589

14.	Statutory Accounting Capital and Surplus

Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment.  At December 31, 2011, the adjusted earned surplus of Jackson National Life Insurance Company was $595.6 million.  Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings.  The maximum dividend which can be paid in 2012, subject to the availability of earned surplus, without prior approval of the Commissioner is $410.6 million.

The Company received capital contributions from its parent of $19.4 million, $150.1 million and $592.4 million in 2011, 2010 and 2009, respectively.  The capital contributions included $19.4 million, $20.1 million and $21.4 million in 2011, 2010 and 2009, respectively, from Brooke Life’s forgiveness of intercompany tax liabilities.  Dividend payments from the Company to its parent were $530.0 million, $275.0 million and $250.0 million in 2011, 2010 and 2009, respectively.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $3.6 billion and $4.4 billion at December 31, 2011 and 2010, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(591.1) million, $769.6 million and $373.6 million in 2011, 2010 and 2009, respectively.

The Commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required.  Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code.  This permitted practice expires on October 1, 2012.  At December 31, 2011, the effect of the permitted practice decreased statutory surplus by $474.4 million, net of tax.  Statutory surplus increased by $130.3 million at December 31, 2010 due to the effect of the permitted practice.  The permitted practice had no impact on statutory net income.

15.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”).  PPM is ultimately a wholly owned subsidiary of Prudential.  The Company paid $36.6 million, $37.2 million and $36.8 million to PPM for investment advisory services during 2011, 2010 and 2009, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson.  Commissions and fees paid by Jackson to NPH during 2011, 2010 and 2009 totaled $94.7 million, $85.7 million and $76.7 million, respectively.

Jackson has entered into shared services administrative agreements with both, NPH and PPMA.  Under the shared services administrative agreements, Jackson charged $8.5 million, $6.2 million and $4.5 million of certain management and corporate services costs to these affiliates in 2011, 2010 and 2009, respectively.

Jackson provides a $25.0 million revolving credit facility to Nicole Finance, Inc., an upstream holding company.  The loan, executed in 2011, is unsecured, matures in December 2016, accrues interest at 1.27% per annum and has a commitment fee of 0.10% per annum.  There was $14.7 million outstanding at December 31, 2011.  The highest outstanding loan balance during 2011 was $14.7 million.  Interest and commitment fees totaled $9 thousand during 2011.

Jackson provides a $40.0 million revolving credit facility to PPMA.  The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no balance outstanding at December 31, 2011 or 2010.  The highest outstanding loan balance during 2011 and 2010 was nil and $21.0 million, respectively.  During 2011, 2010 and 2009, interest and commitment fees totaled $0.1 million, $0.2 million and $0.1 million, respectively.

Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company.  The loan is unsecured, matures in June 2014, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum.  There was no outstanding balance at December 31, 2011.  There was $7.0 million outstanding at December 31, 2010.  The highest outstanding loan balance during both 2011 and 2010 was $7.0 million.  Interest and commitment fees totaled $0.2 million, $0.1 million and $35 thousand during 2011, 2010 and 2009, respectively.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates.  Jackson recognized $21.1 million, $20.1 million and $19.2 million of revenue associated with these services during 2011, 2010 and 2009, respectively.  This revenue is included in other income in the accompanying consolidated income statement.  This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2011

16.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employee must be employed on the applicable January 1 or July 1 entry date.  The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $18.0 million, $17.4 million and $16.3 million in 2011, 2010 and 2009, respectively, comprised solely of the Company’s annual contributions to the plan.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees.  At December 31, 2011 and 2010, the liability for such plans totaled $121.5 million and $119.2 million, respectively, and is reported in other liabilities.  Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability.  The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan, was $(1.7) million, $22.5 million and $34.8 million in 2011, 2010 and 2009, respectively.  Investment income from the mutual funds totaled $(3.7) million, $15.7 million and $27.6 million in 2011, 2010 and 2009, respectively.

17.	Subsequent Event

In February 2012, Brooke Life received a Notice of Proposed Adjustment from the IRS, regarding an assessment related to its tax treatment of interest expense on intercompany debt.  Due to the intercompany tax sharing agreement, the effect of an adjustment, if any, would impact Jackson’s total stockholder’s equity.  The total aggregate exposure to the Company’s stockholder’s equity is approximately $130.0 million.  Brooke Life does not agree with the assessment, believes its current position is sustainable and intends to file a protest with the IRS once it receives the official report, which is expected to be issued in late March.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B -

Jackson National Separate Account - I:

Independent Auditors' Report
                       Statements of Assets and Liabilities as of December 31, 2011
                       Statements of Operations for the period ended December 31, 2011
                       Statements of Changes in Net Assets for the periods ended December 31, 2011 and 2010
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2011 and 2010
                       Consolidated Income Statements for the years ended December 31, 2011, 2010, and 2009
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                         December 31, 2011, 2010, and 2009
                       Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010, and 2009
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 33-82080 and 811-08664).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated June 30, 1998, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

d.
Selling Agreement between Jackson National Life Insurance Company and Jackson National Life Distributors, LLC (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

4.

a.
Specimen of the Perspective Advisors II(SM) Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.
Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

h.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

i.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

j.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

k.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m.	Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

n.
Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

o.
Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

p.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

q.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

s.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

t.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

u.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

v.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

w.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

x.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

y.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

z.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein   by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

cc.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement,   incorporated herein by reference to the Registrant's Post-Effective Amendment No.32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ff.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

gg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement,   incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

oo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

pp.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

rr.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ss.
Specimen of the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-118368 and 811-08664).

tt.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

uu.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

vv.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

ww.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

xx.
Specimen of the 5% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

yy.
Specimen of the Combination [5%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.12, filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

zz.
Specimen of the 6% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on December 31, 2008 (File Nos. 333-118368 and 811-08664).

aaa.
Specimen of the [6%] Roll-up and Highest Quarterly Anniversary Value guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on December 31, 2008 (File Nos. 333-118368 and 811-08664).

bbb.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 6, 2008 (File Nos. 333-70472 and 811-08664).

ccc.
Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal  Balance Adjustment and Annual Step-Up (Freedom) Endorsement (7587 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14 filed on December 31, 2009 (File Nos.333-118368 and 811-08664).

ddd.
Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14 filed on December 31, 2009 (File Nos. 333-118368 and 811-08664).

eee.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (DB) Endorsement (7589 01/09), incorporated herein by reference to the  Registrant's Post-Effective Amendment No. 14 filed on December 31, 2009 (File Nos. 333-118368 and 811-08664).

fff.
Specimen of the Highest  Quarterly  Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

ggg.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368  and 811-08664).

hhh.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

iii.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368  and 811-08664).

jjj.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

kkk.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB)  Endorsement (7602 04/09), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

lll.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos. 333-118368 and 811-08664).

mmm.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard  Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos. 333-118368 and 811-08664) .

nnn.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

ooo.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal  Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

ppp.
Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With Bonus, Guaranteed   Withdrawal  Balance  Adjustment  and  Annual  Step-Up (LifeGuard Select With Joint Option) (7618 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

qqq.
Specimen of the [2%] Contract Enhancement Endorsement (7567 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

rrr.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

sss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

ttt.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

uuu.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

xxx.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

zzz.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

aaaa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

cccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

dddd.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

eeee.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

ffff.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

hhhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

iiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

jjjj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

kkkk.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein  by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

llll.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

mmmm.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

nnnn.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

oooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net) (7669 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

pppp.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option) (7670 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

qqqq.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

5.

a.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Registration Statement, filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

b.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-118368 and 811-08664).

c.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 filed on December 21, 2007 (File Nos. 333-118368 and 811-08664).

d.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 filed on December 21, 2007 (File Nos. 333-118368 and 811-08664).

e.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 filed on April 25, 2007 (File Nos. 333-118368 and 811-08664).

f.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post- Effective Amendment No. 10 filed on November 28, 2007 (File Nos. 333-118368 and 811-08664).

g.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on March 26, 2008 (File Nos. 333-118368 and 811-08664).

h.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post- Effective Amendment No. 12 filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

i.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

j.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16, filed on September 24, 2009 (File Nos. 333-118368 and 811-08664).

k.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos. 333-118368 and 811-08664).

l.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17, filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

m.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

n.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 filed on October 5, 2010 (File Nos. 333-118368 and 811-08664).

o.
Form of the Perspective Advisors II (SM) Fixed and Variable Annuity Application (VA410 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on April 28, 2011 (File Nos. 333-118368 and 811-08664).

p.
Form of the Variable and Fixed Annuity Application (V3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on April 28, 2011 (File Nos. 333-118368 and 811-08664).

q.
Form of the Perspective Advisors II(SM) Fixed and Variable Annuity Application (VA410 08/11), incorporated herein by reference to the Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175718 and 811-08664).

r.
Form of the Variable and Fixed Annuity Application (V3573 08/11), incorporated herein by reference to the Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175718 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.

a.
Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on March 26, 2008 (File Nos. 333-118368 and 811-08664).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective  Amendment  No. 12 filed on October 6, 2008 (File Nos. 333-118368 and 811-08664).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post- Effective  Amendment No. 15 filed on April 2, 2009 (File Nos. 333-118368 and 811-08664).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 16 filed on September 24, 2009 (File Nos.333-118368 and 811-08664).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 30, 2010 (File Nos.333-118368 and 811-08664).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD  ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on April 28, 2011 (File Nos. 333-118368 and 811-08664).

j.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23, filed on August 26, 2011 (File Nos. 333-118368 and 811-08664).

k.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, attached hereto.

8.              Not Applicable.

9.              Opinion and Consent of Counsel, attached hereto.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable.

12.              Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton	Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

James Carter	Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Vice President and Treasurer
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Matthew Phillip Gonring	Vice President
300 Innovation Drive
Franklin, TN 37067

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

H. Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Executive Vice President & Director
7601 Technology Way
Denver, CO 80237

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Leandra R. Knes	Director
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes	Vice President
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer & Director
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President, Chief Executive Officer & Chairman
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment Managers Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Brooke LLC	Delaware	100% Prudential (US Holdco2) Limited
Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK) Limited	United Kingdom	100% Brooke UK LLC
Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Brooke UK LLC	Delaware	100% Brooke (Holdco 1) Inc.
Buying Force Limited	United Kingdom	50% Prudential Property Investment Managers Limited
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited (formerly Marlin Acquisitions Limited)	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC	Michigan	100% Jackson National Life Insurance Company
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital E&W B.V.
Eastspring Investments (Hong Kong) Limited	Hong Kong	100% Prudential Corporations Holdings Limited
Eastspring Investments (UK) Limited	England	100% Prudential Corporations Holdings Limited
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	United Kingdom	100% FA II Limited
Falcon Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	United Kingdom	100% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited
Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	United Kingdom	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital CI II Limited	Scotland	100% M&G Limited
Infracapital EF II Limited	Scotland	100% M&G Limited
Infracapital E&W B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital GP II Limited	England	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	United Kingdom	100% M&G Limited
Infracapital Nominees Limited	United Kingdom	100% M&G Limited
Infracapital SLP Limited	United Kingdom	100% M&G Limited
Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNLI LLC	Delaware	100% Jackson National Life Insurance Company
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	United Kingdom	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	France (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	United Kingdom	100% M&G International Investments Limited
M&G Investment Management Limited	United Kingdom	100% M&G Limited
M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited
M&G Limited	United Kingdom	100% M&G Group Limited
M&G Management Services Limited	United Kingdom	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G Real Estate Finance 1 Co S.a.r.l	Luxemborg	100% M&G RED GP Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	United Kingdom	100% Infracapital GP Limited
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke UK LLC
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Four Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Asset Management Co. Ltd.	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.79% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PCA Securities Investment Trust Company Limited	Taiwan	99.54% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	United Kingdom	100% Prudential Group Holdings Limited
PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited
PPMC First Nominees Limited	United Kingdom	100% M&G Limited
PPS Five Limited	United Kingdom	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Asset Management	Indonesia	99% Prudential Asset Management
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1) Limited
Prudential (US Holdco 1) Limited	United Kingdom	100% Prudential US Limited
Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV
Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC
Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV
Prudential – AA Office Joint Venture Company	Vietnam	70% Prudential Vietnam Assurance Private Limited
Prudential / M&G UKCF GP Limited	United Kingdom	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd. Prudential Tower	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	United Kingdom	100% Prudential plc
Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding Company Limited
Prudential Capital Luxembourg S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Ltd.
Prudential Corporate Pensions Trustee Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	United Kingdom	Publicly Traded
Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Holdings Limited
Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	United Kingdom	100% Prudential plc
Prudential Five Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Four Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	United Kingdom	100% Prudential plc
Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	United Kingdom	25% The Prudential Assurance Company Limited
Prudential Health Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Health Insurance Limited	England	100% Prudential Health Holdings Limited
Prudential Health Services Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	United Kingdom	100% M&G Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% PruPIM Ltd
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Property Services Limited	United Kingdom	100% Prudential plc
Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	United Kingdom	100% M&G Limited
Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prudential Vietnam Fund Management Private Limited Company	Vietnam	100% Prudential Vietnam Assurance Private Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	United Kingdom	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Corporation Holdings Limited
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	United Kingdom	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
Stableview Limited	United Kingdom	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans Limited
The First British Fixed Trust Company Limited	United Kingdom	100% M&G Limited
The Forum, Solent, Management Company Limited	United Kingdom	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	United Kingdom	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	United Kingdom	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of February 29, 2012

Qualified – 7,732
Non-Qualified – 9,025

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President, Distribution
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Doug Townsend	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 24th day of April, 2012.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:   /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By:    /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 24, 2012
Michael A. Wells, President, Chief
Executive Officer, Director and Chairman

*	April 24, 2012
James R. Sopha, Chief Operating Officer
and Director

*	April 24, 2012
Clifford J. Jack, Executive Vice President
and Director

*	April 24, 2012
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 24, 2012
Robert A. Fritts, Senior Vice President and
Controller

*	April 24, 2012
Leandra R. Knes, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and  requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, and 333-178774), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 10th day of February, 2012.

/s/  MICHAEL A. WELLS
______________________________________
Michael A. Wells, President, Chief
Executive Officer, Chairman and Director

/s/  JAMES R. SOPHA
______________________________________
James R. Sopha, Chief Operating Officer
and Director

/s/  CLIFFORD J. JACK
______________________________________
Clifford J. Jack, Executive Vice President
and Director

/s/  P. CHAD MYERS
______________________________________
P. Chad Myers, Executive Vice President,
Chief Financial Officer and Director

/s/  ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

/s/  LEANDRA R. KNES
______________________________________
Leandra R. Knes, Director

EXHIBIT LIST

Exhibit No.                      Description

7.

k.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012.

9.                      Opinion and Consent of Counsel.

10.                    Consent of Independent Registered Public Accounting Firm.